UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 342-5734

Date of fiscal year end: December 31, 2014

Date of reporting period: December 31, 2014

Item 1.     Reports to Stockholders.

The KP Funds

KP Retirement Path 2015 Fund: KPRAX

KP Retirement Path 2020 Fund: KPRBX

KP Retirement Path 2025 Fund: KPRCX

KP Retirement Path 2030 Fund: KPRDX

KP Retirement Path 2035 Fund: KPREX

KP Retirement Path 2040 Fund: KPRFX

KP Retirement Path 2045 Fund: KPRGX

KP Retirement Path 2050 Fund: KPRHX

KP Retirement Path 2055 Fund: KPRIX

KP Retirement Path 2060 Fund: KPRJX

KP Large Cap Equity Fund: KPLCX

KP Small Cap Equity Fund: KPSCX

KP International Equity Fund: KPIEX

KP Fixed Income Fund: KPFIX

Annual Report

December 31, 2014

THE KP FUNDS	December 31, 2014

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-457-3637 (855-4KPFNDS); and (ii) on the Commission’s website at http://www.sec.gov.

THE KP FUNDS	December 31, 2014

Dear Shareholder,

Fiscal Year 2014 was characterized by a recovering economy in the US, continuing weakness across Europe and Asia, declining global interest rates, and a precipitous drop in oil prices. The top performing major asset class for the year was large capitalization US stocks with the Russell 1000 Index returning over 13%. US bonds also performed surprisingly well with the Barclays US Aggregate Index returning almost 6% for the year. Non-US equity markets did not fare as well with the MSCI EAFE Index losing over 4% for the year and the MSCI Emerging Markets Equity Index losing just over 1.8%. Returns for inflation sensitive (or real) assets were mixed with US REITs (as measured by the FTSE NAREIT Composite Index) returning over 27% for the year and commodities (as measured by the Bloomberg Commodity Total Return Index) posting a loss of over 17%.

The KP Retirement Path Funds (the “Funds”) were launched during the early part of January 2014 to provide participants in KP sponsored defined contribution plans with diversified exposure to all of these asset classes, as well as a number of others including small cap US equity, natural resource equity, global listed infrastructure, Treasury Inflation Protected Securities, floating rate notes, emerging market debt, and short term bonds. The Funds were open to investment by participants in KP sponsored defined contribution plans on January 31st, and over that first weekend in February, more than $3.4 billion in assets was mapped into the Funds. These assets were subsequently invested into a broad array of investment strategies and asset classes to provide the Funds’ shareholders with efficient and diversified exposure to a full spectrum of investment opportunities across the global capital markets.

Each of the 10 KP Retirement Path Funds is designed with a specific retirement date in mind. Participants are expected to choose the Fund that best aligns with the year that they turn 65 and then contribute to the Fund appropriately over the course of their career. The Funds are designed to take care of the rest by investing in a diversified mix of strategies and asset classes which automatically adjusts to become increasingly conservative over time. By gradually changing its asset allocation in this way, each Fund is designed to help shareholders achieve the appropriate balance between long-term capital growth, inflation protection, and current income for each stage of their savings and investing career.

Over the course of the first year for the Funds we have been quite satisfied with their design. We have also been satisfied with the performance of the operational infrastructure that was assembled to coordinate the activities of the 16 different investment management organizations responsible for the management of the Funds’ assets. From an overall investment performance standpoint, however, we were somewhat disappointed with the first year. We will discuss this in greater detail in the performance section of the report, but all of the Funds lagged their strategic performance benchmarks during the period from inception (January 10, 2014), through December 31, 2014. The relative underperformance ranged from the 2035 Fund lagging its benchmark by -1.08%, to the 2050 Fund lagging by -2.19%.

While we regret the relative underperformance in our first fiscal year, we must acknowledge the fact that it was generally a difficult year for active management across most major markets. We continue to believe that we have assembled a highly capable team of sub-advisors, and that the Funds are well positioned to achieve their objectives going into 2015 and beyond.

Respectfully Submitted,

Gregory C. Allen	Ivan S. Cliff, CFA
Portfolio Manager	Portfolio Manager
President, Director of Research	Director of Investment Research

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be lower than the performance quoted. Returns greater than one year are average annual total returns. For performance data current to the most recent month end, please call 855-4-KPFNDS.

THE KP FUNDS	December 31, 2014

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Performance for the KP Retirement Path Funds for Fiscal Year ended December 31, 2014 was positive on an absolute basis but was disappointing on a relative basis compared to the Funds’ strategic benchmarks. In order to better understand the sources of underperformance for the year it is helpful to review the design of the Funds.

Each of the KP Retirement Path Funds is itself a “fund-of-funds”. This means that each of the Funds is composed of a collection of sub-funds, each with a specific purpose that contributes to the overall design. At the highest level these sub-funds can be grouped into six major categories which include: large cap US equities, small cap US equities, international equities, broad fixed income, real (or inflation sensitive) assets, and short term fixed income. Each of the KP Retirement Path Funds varies its exposure to these asset categories over time to ensure that it is achieving the appropriate balance of capital appreciation, current income, inflation protection, and capital preservation. The 2060 Fund, for example, is primarily invested in large cap US equity, small cap US equity, and international equity. The 2015 Fund, on the other hand, has a much greater emphasis on broad fixed income, real assets, and short term fixed income.

The performance of each Fund is compared to its own strategic benchmark. The strategic benchmarks are designed to reflect the target asset allocation for each Fund, while also assuming that each of the underlying asset classes is implemented using a passive index. While Management makes extensive use of passive strategies in the Funds’ implementation to keep costs low, we also employ a number of active strategies in our attempt to add value relative to the strategic benchmarks. Management does not attempt to add value by trying to time markets using tactical asset allocation. Instead we have designed a sophisticated rebalancing algorithm that keeps the Funds very close to their strategic asset allocation targets over time. As a result, virtually all of the relative performance of the Funds versus their strategic benchmarks can be explained by the relative performance of the strategies within each of the six underlying asset classes. Given this understanding, we can now put the relative performance of the KP Retirement Path Funds into perspective by examining the relative performance of each of the underlying asset classes.

Throughout the performance discussion, unless otherwise noted, the performance period will be from the Funds’ inception on January 10, 2014, through December 31, 2014 (“the performance period”).

The KP Retirement Path Funds achieve their large cap US equity exposure through the use of the KP Large Cap Equity Fund. This Fund is benchmarked to the Russell 1000 Index. The Fund employs three strategies including a passive S&P 500 index strategy, an active large cap growth strategy, and an active large cap value strategy. The Fund returned 11.21% over the performance period versus 13.41% for the benchmark. This underperformance of -2.20% was largely explained by the large cap growth strategy which significantly underperformed its benchmark during the first half of the year. This was an extremely difficult period for active growth strategies relative to the benchmark with over 80% of active strategies underperforming the Russell 1000 Growth index. During this time in particular, the large cap growth strategy was hurt by poor stock selection in the Information Technology and Consumer Discretionary sectors. Notable securities in these sectors included an underweight to Apple, which performed well over the period, and an overweight to Amazon.com which performed poorly. Because large cap is a significant part of the asset allocation for all of the KP Retirement Path Funds, this was the greatest source of relative underperformance across the entire family.

The KP Retirement Path Funds achieve their small cap US equity exposure through the use of the KP Small Cap Equity Fund. This Fund is benchmarked to the Russell 2000 Index. The Fund employs five strategies including a passive Russell 2000 strategy, two active small cap growth strategies, and two active small cap value strategies. The Fund returned 4.06% over the performance period versus 4.80% for the benchmark. This underperformance of -0.74% was the result of a very difficult fourth quarter during which over 75% of actively-managed small cap strategies underperformed the Russell 2000 index. Because small cap is a relatively small part of the asset allocation for the KP Retirement Path Funds, this was not a significant source of relative underperformance.

The KP Retirement Path Funds achieve their international equity exposure through the use of the KP International Equity Fund. This Fund is benchmarked to the MSCI ACWI ex-US Index. The Fund employs four strategies including a passive MSCI EAFE strategy, two active ACWI ex-US strategies, and a dedicated active emerging markets strategy. The Fund returned -3.83% over the performance period versus -3.18% for the benchmark. This underperformance of -0.65% was primarily attributable to the first quarter with the Fund steadily gaining ground over the rest of the year. Because international equity is a large part of the asset allocation for the KP Retirement Path Funds, this was a significant source of relative underperformance.

THE KP FUNDS	December 31, 2014

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

The KP Retirement Path Funds achieve their broad fixed income exposure through the use of the KP Fixed Income Fund. This Fund is benchmarked to the Barclays US Aggregate Index. The Fund employs four strategies including a passive Barclays Intermediate Government/Credit Index strategy, an active core bond strategy, an active emerging markets debt strategy, and an active bank loans strategy. The Fund returned 2.68% over the performance period versus 5.21% for the benchmark. This underperformance of -2.53% came primarily from two sources. Roughly -1.46% (almost 3/5 of the total) of the underperformance was achieved during the period between January 13, 2014 and January 31, 2014, before KP participants were invested in the Fund. During this period Management elected to pre-fund the emerging markets and bank loans strategies in order to facilitate the transition of participant assets into the fund and to save them significant transactions costs. Over this period the Fund was almost entirely invested in those two strategies, both of which underperformed the index. The remaining roughly 1.07% of underperformance was largely explained by the shorter duration of the Fund relative to the Barclays Aggregate Index during a period of falling interest rates. The underperformance of the Fixed Income allocation had a greater impact on the 2025, 2020, and 2015 Funds than on the rest of the series.

The KP Retirement Path Funds achieve their real assets exposure through the use of a diversified collection of non-affiliated sub-funds each specializing in a different inflation-sensitive strategy. Collectively these strategies returned 6.69% over the measurement period versus 5.08% for their composite benchmark. Six of the seven underlying real assets funds met or exceeded the performance of their respective benchmarks over the measurement period. The international real estate, global infrastructure, and commodities strategies did particularly well outperforming by 6.94%, 3.83% and 2.43% respectively. Because real assets are a relatively small part of the asset allocation for the KP Retirement Path Funds, they did not contribute significantly to relative performance across the series.

The KP Retirement Path Funds achieve their short term fixed income exposure through the use of a low-cost index strategy. This sub-fund outperformed its benchmark by 1.14%. This outperformance primarily impacted the 2025, 2020 and 2015 Funds, as the rest of the Funds in the series have little to no exposure to this asset class.

The following tables show the performance of each of the KP Retirement Path Funds since inception through December 31, 2014.

To determine if one of these funds is an appropriate investment for you, carefully consider the fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information may be found in the fund’s summary and full prospectuses, which may be obtained by calling (855)4-KPFNDS or by visiting the website at www.kp-funds.com. Please read the prospectus carefully before investing.

The KP Retirement Path Funds and the KP Core Funds are mutual funds. They are part of The KP Funds Series Trust, an open-end management investment company that offers shares of diversified portfolios. The funds are advised by Callan Associates Inc., a registered investment advisor. They are administered by SEI Investments Global Funds Services and distributed by SEI investments Distribution Co., which are not affiliated with Callan Associates.

Only participants in the Kaiser Permanente defined contribution plans and 403(b) plans can invest in the funds.

There can be no assurance that a Fund will achieve its stated objectives. An investor may experience losses, at any time, including near, at or after the Fund’s target year. In addition, there is no guarantee that an investor’s investment in the fund will provide any income at or through the years following the Fund’s target year in amounts adequate to meet the investor’s goals or retirement needs.

Investing involves risk including loss of principal. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. Mortgage-backed securities are subject to pre-payment and extension risk and therefore react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Non-investment grade bonds involve greater risks of default and are more volatile than investment grade securities, due to the speculative nature of the investment. International investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. These risks are heightened when investing in emerging markets or in a single state.

Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected. The use of leverage by the fund managers may accelerate the velocity of potential losses. Furthermore, the use of derivatives are often more volatile than other investments and magnify the Fund’s gains or losses. Diversification does not protect against market loss.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be lower than the performance quoted. Returns greater than one year are average annual total returns. For performance data current to the most recent month end, please call 855-4-KPFNDS.

THE KP FUNDS	December 31, 2014

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Definition of Comparitive Indices

The S&P Target Date® Series comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a pre-determined schedule related to the respective target date.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the Russell 3000 Index.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The MSCI ACWI ex-US Index captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 23 Emerging Markets countries. With 6,092 constituents, the index covers approximately 99% of the global equity opportunity set outside the US.

The MSCI EAFE Index captures large, mid, small and micro cap representation across 21 Developed Markets countries (excluding Canada and the United States).

The MSCI Emerging Markets Equity Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The Barclays US Aggregate Index is a broad-based and measures the performance of the U.S. investment grade bond market. It invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States – including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.

The FTSE NAREIT Composite Index is a headline index that consists of all REITs included in the FTSE NAREIT All REITs Index that also meet the minimum size and liquidity criteria. The FTSE NAREIT Composite Index is free float adjusted.

The Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index (“BCOM”). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) US Treasury Bills.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2015 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP Retirement Path 2015 Fund	3.82%
S&P Target Date 2015 Index	5.29%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2020 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP Retirement Path 2020 Fund	3.96%
S&P Target Date 2020 Index	5.55%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2025 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP Retirement Path 2025 Fund	3.92%
S&P Target Date 2025 Index	5.55%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2030 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP Retirement Path 2030 Fund	3.78%
S&P Target Date 2030 Index	5.69%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2035 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP Retirement Path 2035 Fund	3.86%
S&P Target Date 2035 Index	4.94%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2040 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP Retirement Path 2040 Fund	3.91%
S&P Target Date 2040 Index	5.87%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2045 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP Retirement Path 2045 Fund	3.76%
S&P Target Date 2045 Index	5.88%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2050 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP Retirement Path 2050 Fund	3.76%
S&P Target Date 2050 Index	5.95%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2055 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP Retirement Path 2055 Fund	3.81%
S&P Target Date 2055+ Index	5.95%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2060 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP Retirement Path 2060 Fund	3.92%
S&P Target Date 2055+ Index	5.95%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP Large Cap Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP Large Cap Equity Fund	11.21%
Russell 1000 Index	13.41%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP Small Cap Equity Fund	4.06%
Russell 2000 Index	4.80%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP International Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP International Equity Fund	(3.83%)
MSCI ACWI ex-US Index	(3.18%)

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2014
Cumulative Inception to Date*
KP Fixed Income Fund	2.68%
Barclays US Aggregate Index	5.21%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2015 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 62.3%
KP Fixed Income Fund	17,927,189	$179,272
KP International Equity Fund	3,883,571	36,117
KP Large Cap Equity Fund	8,425,392	91,163
KP Small Cap Equity Fund	1,818,731	18,769

Total Affiliated Registered Investment Companies (Cost $316,025) (000)		325,321

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 37.7%
DFA Commodity Strategy Portfolio	670,253	4,699
DFA International Real Estate Securities Portfolio	980,821	5,140

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	385,635	$5,291
T Rowe Price Institutional Floating Rate Fund	513,687	5,152
T Rowe Price New Era Fund	144,628	4,982
Vanguard Inflation-Protected Securities Fund	7,657,541	80,710
Vanguard REIT Index Fund	627,899	11,158
Vanguard Short-Term Bond Index Fund	7,604,581	79,696

Total Unaffiliated Registered Investment Companies (Cost $197,972) (000)		196,828

Total Investments — 100.0% (Cost $513,997) (000)		$522,149

Percentages are based on Net Assets of $522,066 (000).

REIT — Real Estate Investment Trust

As of December 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of December 31, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended December 31, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2014	Dividend Income
KP Fixed Income Fund	$—	$200,073	$(22,178)	$1,072	$305	$179,272	$4,685
KP International Equity Fund	—	47,563	(10,677)	(1,290)	521	36,117	1,195
KP Large Cap Equity Fund	—	114,561	(34,305)	8,532	2,375	91,163	2,461
KP Small Cap Equity Fund	—	25,006	(7,477)	982	258	18,769	157

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2020 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 69.8%
KP Fixed Income Fund	20,318,286	$203,183
KP International Equity Fund	8,940,385	83,146
KP Large Cap Equity Fund	13,121,488	141,974
KP Small Cap Equity Fund	4,431,353	45,732

Total Affiliated Registered Investment Companies (Cost $460,246) (000)		474,035

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 30.2%
DFA Commodity Strategy Portfolio	873,498	6,123
DFA International Real Estate Securities Portfolio	1,278,243	6,698

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	502,575	$6,895
T Rowe Price Institutional Floating Rate Fund	669,457	6,715
T Rowe Price New Era Fund	188,485	6,493
Vanguard Inflation-Protected Securities Fund	7,792,252	82,130
Vanguard REIT Index Fund	818,301	14,541
Vanguard Short-Term Bond Index Fund	7,216,383	75,628

Total Unaffiliated Registered Investment Companies (Cost $206,277) (000)		205,223

Total Investments — 100.0% (Cost $666,523) (000)		$679,258

Percentages are based on Net Assets of $679,151 (000).

REIT — Real Estate Investment Trust

As of December 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of December 31, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended December 31, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2014	Dividend Income
KP Fixed Income Fund	$—	$210,013	$(7,864)	$935	$99	$203,183	$5,270
KP International Equity Fund	—	95,590	(9,909)	(2,994)	459	83,146	2,744
KP Large Cap Equity Fund	—	151,559	(24,913)	13,478	1,850	141,974	3,814
KP Small Cap Equity Fund	—	51,807	(8,832)	2,370	387	45,732	383

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2025 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 77.9%
KP Fixed Income Fund	15,410,998	$154,110
KP International Equity Fund	13,477,277	125,339
KP Large Cap Equity Fund	15,048,370	162,823
KP Small Cap Equity Fund	6,232,761	64,322

Total Affiliated Registered Investment Companies (Cost $491,553) (000)		506,594

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 22.1%
DFA Commodity Strategy Portfolio	834,023	5,847
DFA International Real Estate Securities Portfolio	1,220,476	6,395

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	479,862	$6,584
T Rowe Price Institutional Floating Rate Fund	639,203	6,411
T Rowe Price New Era Fund	179,967	6,200
Vanguard Inflation-Protected Securities Fund	4,994,157	52,638
Vanguard REIT Index Fund	781,321	13,884
Vanguard Short-Term Bond Index Fund	4,346,438	45,551

Total Unaffiliated Registered Investment Companies (Cost $144,235) (000)		143,510

Total Investments — 100.0% (Cost $635,788) (000)		$650,104

Percentages are based on Net Assets of $650,003 (000).

REIT — Real Estate Investment Trust

As of December 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of December 31, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended December 31, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2014	Dividend Income
KP Fixed Income Fund	$—	$158,302	$(4,877)	$596	$89	$154,110	$4,016
KP International Equity Fund	—	136,041	(6,417)	(4,526)	241	125,339	4,148
KP Large Cap Equity Fund	—	161,179	(15,044)	15,620	1,068	162,823	4,359
KP Small Cap Equity Fund	—	68,139	(7,420)	3,351	252	64,322	541

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2030 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 86.4%
KP Fixed Income Fund	10,552,472	$105,525
KP International Equity Fund	16,652,991	154,873
KP Large Cap Equity Fund	15,529,340	168,027
KP Small Cap Equity Fund	7,075,690	73,021

Total Affiliated Registered Investment Companies (Cost $487,015) (000)		501,446

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 13.6%
DFA Commodity Strategy Portfolio	709,469	4,973
DFA International Real Estate Securities Portfolio	1,038,209	5,440

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	408,199	$5,600
T Rowe Price Institutional Floating Rate Fund	543,744	5,454
T Rowe Price New Era Fund	153,091	5,274
Vanguard Inflation-Protected Securities Fund	2,434,487	25,660
Vanguard REIT Index Fund	664,637	11,811
Vanguard Short-Term Bond Index Fund	1,416,470	14,845

Total Unaffiliated Registered Investment Companies (Cost $79,533) (000)		79,057

Total Investments — 100.0% (Cost $566,548) (000)		$580,503

Percentages are based on Net Assets of $580,413 (000).

REIT — Real Estate Investment Trust

As of December 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of December 31, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended December 31, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2014	Dividend Income
KP Fixed Income Fund	$—	$111,394	$(6,329)	$349	$111	$105,525	$2,752
KP International Equity Fund	—	165,196	(4,513)	(5,917)	107	154,873	5,112
KP Large Cap Equity Fund	—	163,465	(12,624)	16,221	965	168,027	4,495
KP Small Cap Equity Fund	—	77,460	(8,557)	3,778	340	73,021	617

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2035 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 91.7%
KP Fixed Income Fund	8,754,462	$87,544
KP International Equity Fund	20,247,703	188,304
KP Large Cap Equity Fund	18,782,792	203,230
KP Small Cap Equity Fund	8,700,082	89,785

Total Affiliated Registered Investment Companies (Cost $551,628) (000)		568,863

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 8.3%
DFA Commodity Strategy Portfolio	605,819	4,247
DFA International Real Estate Securities Portfolio	886,532	4,645

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	348,563	$4,782
T Rowe Price Institutional Floating Rate Fund	464,305	4,657
T Rowe Price New Era Fund	130,725	4,504
Vanguard Inflation-Protected Securities Fund	1,330,872	14,027
Vanguard REIT Index Fund	567,537	10,085
Vanguard Short-Term Bond Index Fund	466,028	4,884

Total Unaffiliated Registered Investment Companies (Cost $52,123) (000)		51,831

Total Investments — 100.0% (Cost $603,751) (000)		$620,694

Percentages are based on Net Assets of $620,600 (000).

REIT — Real Estate Investment Trust

As of December 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of December 31, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended December 31, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2014	Dividend Income
KP Fixed Income Fund	$—	$93,133	$(5,952)	$239	$124	$87,544	$2,283
KP International Equity Fund	—	199,851	(4,317)	(7,275)	45	188,304	6,215
KP Large Cap Equity Fund	—	194,767	(12,055)	19,610	908	203,230	5,435
KP Small Cap Equity Fund	—	93,194	(8,371)	4,661	301	89,785	753

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2040 Fund

SECTOR WEIGHTINGS† (unaudited)

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.2%
KP Fixed Income Fund	5,713,302	$57,133
KP International Equity Fund	19,408,729	180,501
KP Large Cap Equity Fund	17,797,123	192,565
KP Small Cap Equity Fund	7,930,483	81,843

Total Affiliated Registered Investment Companies (Cost $496,672) (000)		512,042

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.8%
DFA Commodity Strategy Portfolio	404,071	2,832
DFA International Real Estate Securities Portfolio	591,301	3,098

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	232,485	$3,190
T Rowe Price Institutional Floating Rate Fund	309,684	3,106
T Rowe Price New Era Fund	87,191	3,004
Vanguard Inflation-Protected Securities Fund	887,669	9,356
Vanguard REIT Index Fund	378,538	6,727

Total Unaffiliated Registered Investment Companies (Cost $31,535) (000)		31,313

Total Investments — 100.0% (Cost $528,207) (000)		$543,355

Percentages are based on Net Assets of $543,274 (000).

REIT — Real Estate Investment Trust

As of December 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of December 31, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended December 31, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2014	Dividend Income
KP Fixed Income Fund	$—	$59,804	$(2,877)	$152	$54	$57,133	$1,481
KP International Equity Fund	—	194,140	(5,886)	(7,786)	33	180,501	5,955
KP Large Cap Equity Fund	—	187,685	(15,005)	18,811	1,074	192,565	5,141
KP Small Cap Equity Fund	—	87,152	(9,855)	4,193	353	81,843	689

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2045 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.1%
KP Fixed Income Fund	2,812,707	$28,127
KP International Equity Fund	13,305,635	123,742
KP Large Cap Equity Fund	12,165,202	131,628
KP Small Cap Equity Fund	5,205,748	53,723

Total Affiliated Registered Investment Companies (Cost $327,563) (000)		337,220

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.9%
DFA Commodity Strategy Portfolio	226,918	1,591
DFA International Real Estate Securities Portfolio	332,062	1,740

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	130,558	$1,791
T Rowe Price Institutional Floating Rate Fund	173,912	1,744
T Rowe Price New Era Fund	48,965	1,687
Vanguard Inflation-Protected Securities Fund	498,497	5,254
Vanguard REIT Index Fund	212,579	3,778

Total Unaffiliated Registered Investment Companies (Cost $17,741) (000)		17,585

Total Investments — 100.0% (Cost $345,304) (000)		$354,805

Percentages are based on Net Assets of $354,753 (000).

REIT — Real Estate Investment Trust

As of December 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of December 31, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended December 31, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2014	Dividend Income
KP Fixed Income Fund	$—	$31,286	$(3,274)	$41	$74	$28,127	$732
KP International Equity Fund	—	132,905	(3,982)	(5,279)	98	123,742	4,075
KP Large Cap Equity Fund	—	126,661	(7,687)	12,239	415	131,628	3,512
KP Small Cap Equity Fund	—	57,190	(6,299)	2,656	176	53,723	450

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2050 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.1%
KP Fixed Income Fund	1,006,288	$10,063
KP International Equity Fund	4,636,524	43,120
KP Large Cap Equity Fund	4,273,326	46,237
KP Small Cap Equity Fund	1,827,322	18,858

Total Affiliated Registered Investment Companies (Cost $115,833) (000)		118,278

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.9%
DFA Commodity Strategy Portfolio	79,077	554
DFA International Real Estate Securities Portfolio	115,717	606

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	45,496	$624
T Rowe Price Institutional Floating Rate Fund	60,605	608
T Rowe Price New Era Fund	17,064	588
Vanguard Inflation-Protected Securities Fund	173,717	1,831
Vanguard REIT Index Fund	74,080	1,317

Total Unaffiliated Registered Investment Companies (Cost $6,205) (000)		6,128

Total Investments — 100.0% (Cost $122,038) (000)		$124,406

Percentages are based on Net Assets of $124,388 (000).

REIT	— Real Estate Investment Trust

As of December 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2014 , there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of December 31, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended December 31, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2014	Dividend Income
KP Fixed Income Fund	$—	$11,228	$(1,173)	$(12)	$20	$10,063	$258
KP International Equity Fund	—	47,171	(1,889)	(2,191)	29	43,120	1,416
KP Large Cap Equity Fund	—	45,592	(3,285)	3,778	152	46,237	1,230
KP Small Cap Equity Fund	—	20,706	(2,754)	870	36	18,858	158

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2055 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%
KP Fixed Income Fund	101,358	$1,014
KP International Equity Fund	475,087	4,418
KP Large Cap Equity Fund	432,027	4,674
KP Small Cap Equity Fund	186,392	1,924

Total Affiliated Registered Investment Companies (Cost $12,075) (000)		12,030

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	8,125	57
DFA International Real Estate Securities Portfolio	11,888	62

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	4,673	$64
T Rowe Price Institutional Floating Rate Fund	6,226	63
T Rowe Price New Era Fund	1,753	61
Vanguard Inflation-Protected Securities Fund	17,849	188
Vanguard REIT Index Fund	7,612	135

Total Unaffiliated Registered Investment Companies (Cost $647) (000)		630

Total Investments — 100.0% (Cost $12,722) (000)		$12,660

Percentages are based on Net Assets of $12,658 (000).

REIT	— Real Estate Investment Trust

As of December 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with t17131he authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of December 31, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended December 31, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2014	Dividend Income
KP Fixed Income Fund	$—	$1,201	$(181)	$(9)	$3	$1,014	$26
KP International Equity Fund	—	5,495	(747)	(331)	1	4,418	144
KP Large Cap Equity Fund	—	5,422	(1,028)	226	54	4,674	124
KP Small Cap Equity Fund	—	2,303	(443)	69	(5)	1,924	16

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Retirement Path 2060 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%
KP Fixed Income Fund	19,618	$196
KP International Equity Fund	92,216	858
KP Large Cap Equity Fund	83,798	907
KP Small Cap Equity Fund	35,803	369

Total Affiliated Registered Investment Companies (Cost $2,372) (000)		2,330

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	1,585	11
DFA International Real Estate Securities Portfolio	2,317	12

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	910	$13
T Rowe Price Institutional Floating Rate Fund	1,213	12
T Rowe Price New Era Fund	342	12
Vanguard Inflation-Protected Securities Fund	3,481	37
Vanguard REIT Index Fund	1,484	26

Total Unaffiliated Registered Investment Companies (Cost $130) (000)		123

Total Investments — 100.0% (Cost $2,502) (000)		$2,453

Percentages are based on Net Assets of $2,452 (000).

REIT — Real Estate Investment Trust

As of December 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of December 31, 2014, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended December 31, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2014	Dividend Income
KP Fixed Income Fund	$—	$820	$(620)	$(4)	$—	$196	$5
KP International Equity Fund	—	3,663	(2,680)	(69)	(56)	858	29
KP Large Cap Equity Fund	—	3,736	(2,852)	19	4	907	25
KP Small Cap Equity Fund	—	1,517	(1,151)	12	(9)	369	3

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Large Cap Equity Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

COMMON STOCK — 98.3%
Consumer Discretionary — 14.9%
Advance Auto Parts	14,523	$2,313
Amazon.com*	53,596	16,634
AutoNation*	1,613	97
AutoZone*	709	439
Bed Bath & Beyond*	16,755	1,276
Best Buy	6,677	260
BorgWarner	5,297	291
Cablevision Systems, Cl A	5,073	105
CarMax*	46,589	3,102
Carnival	10,564	479
CBS, Cl B	11,376	630
Chipotle Mexican Grill, Cl A*	4,264	2,919
Coach	6,289	236
Comcast, Cl A	132,235	7,639
Ctrip.com International ADR*	39,200	1,784
Darden Restaurants	3,028	178
Delphi Automotive PLC	92,095	6,697
DIRECTV*	11,952	1,036
Discovery Communications, Cl C*	10,286	349
Dollar General*	6,614	468
Dollar Tree*	4,863	342
DR Horton	8,195	207
Expedia	2,380	203
Family Dollar Stores	2,269	180
Ford Motor	91,076	1,412
Fossil Group*	1,186	131
GameStop, Cl A	2,704	91
Gannett	5,297	169
Gap	6,562	276

Description	Shares	Value (000)

Garmin	2,849	$151
General Motors	31,986	1,117
Genuine Parts	3,569	380
Goodyear Tire & Rubber	6,330	181
H&R Block	6,176	208
Hanesbrands	16,400	1,831
Harley-Davidson	4,885	322
Harman International Industries	1,603	171
Hasbro	31,073	1,709
Hilton Worldwide Holdings*	113,478	2,961
Home Depot	31,026	3,257
Interpublic Group of Companies	9,726	202
Johnson Controls	86,809	4,196
Kohl’s	18,258	1,114
L Brands	5,425	470
Leggett & Platt	3,246	138
Lennar, Cl A	4,195	188
Lowe’s	110,523	7,604
Macy’s	7,542	496
Marriott International, Cl A	4,892	382
Mattel	23,429	725
McDonald’s	55,453	5,196
MGM Resorts International*	242,718	5,189
Michael Kors Holdings*	22,013	1,653
Mohawk Industries*	1,406	218
Netflix*	7,857	2,684
Newell Rubbermaid	6,401	244
News*	11,468	180
NIKE, Cl B	16,530	1,589
Nordstrom	3,349	266
Omnicom Group	59,806	4,633
O’Reilly Automotive*	2,387	460
PetSmart	2,481	202
priceline.com*	12,431	14,174
PulteGroup	8,202	176
PVH	1,942	249
Ralph Lauren, Cl A	1,404	260
Ross Stores	4,786	451
Royal Caribbean Cruises	4,000	330
Scripps Networks Interactive, Cl A	2,491	187
Staples	14,751	267
Starbucks	84,114	6,902
Starwood Hotels & Resorts Worldwide	4,253	345
Target	91,005	6,908
Tesla Motors*	12,450	2,769
Tiffany	2,592	277
Time	3,690	91

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Large Cap Equity Fund

Description	Shares	Value (000)

Time Warner	55,314	$4,725
Time Warner Cable	6,691	1,017
TJX	16,340	1,121
Tractor Supply	53,443	4,212
TripAdvisor*	2,593	194
Twenty-First Century Fox, Cl A	43,835	1,683
Under Armour, Cl A*	15,800	1,073
Urban Outfitters*	2,490	87
VF	7,614	570
Viacom, Cl B	40,002	3,010
Vipshop Holdings ADR*	91,300	1,784
Walt Disney	74,191	6,988
Whirlpool	1,737	337
Wyndham Worldwide	2,965	254
Wynn Resorts	56,991	8,478
Yum! Brands	10,376	756

		169,935

Consumer Staples — 7.9%
Altria Group	83,911	4,134
Archer-Daniels-Midland	15,348	798
Avon Products	10,056	95
Brown-Forman, Cl B	3,582	315
Campbell Soup	3,913	172
Clorox	3,025	315
Coca-Cola	92,820	3,919
Coca-Cola Enterprises	5,521	244
Colgate-Palmolive	20,232	1,400
ConAgra Foods	9,242	335
Constellation Brands, Cl A*	3,662	360
Costco Wholesale	10,362	1,469
CVS Health	94,124	9,065
Danone	39,282	2,588
Diageo PLC	164,537	4,740
Dr Pepper Snapple Group	13,779	988
Estee Lauder, Cl A	42,346	3,227
General Mills	106,740	5,692
Hershey	3,461	360
Hormel Foods	3,035	158
Imperial Tobacco Group PLC	16,637	735
JM Smucker	2,468	249
Kellogg	19,282	1,262
Keurig Green Mountain	2,800	371
Kimberly-Clark	8,787	1,015
Kraft Foods Group	14,039	880
Kroger	11,707	752
Lorillard	65,497	4,122

Description	Shares	Value (000)

McCormick	3,030	$225
Mead Johnson Nutrition, Cl A	4,752	478
Molson Coors Brewing, Cl B	3,676	274
Mondelez International, Cl A	39,677	1,441
Monster Beverage*	3,430	372
Nestle	79,092	5,803
PepsiCo	35,274	3,336
Philip Morris International	178,167	14,512
Procter & Gamble	85,150	7,756
Reynolds American	7,246	466
Safeway	5,730	201
Sysco	13,814	548
Tyson Foods, Cl A	7,074	284
Walgreens Boots Alliance	20,577	1,568
Wal-Mart Stores	37,220	3,196
Whole Foods Market	8,349	421

		90,641

Energy — 6.1%
Anadarko Petroleum	11,977	988
Apache	8,296	520
Baker Hughes	21,256	1,192
Cabot Oil & Gas	9,934	294
California Resources*	1	—
Cameron International*	4,218	211
Chesapeake Energy	12,081	236
Chevron	90,437	10,145
Cimarex Energy	2,100	223
ConocoPhillips	29,036	2,005
CONSOL Energy	5,447	184
Denbury Resources	8,539	69
Devon Energy	8,465	518
Diamond Offshore Drilling	1,621	59
Ensco, Cl A	5,507	165
EOG Resources	34,911	3,214
EQT	43,263	3,275
Exxon Mobil	175,445	16,220
FMC Technologies*	5,612	263
Halliburton	20,179	794
Helmerich & Payne	2,487	168
Hess	5,996	443
Kinder Morgan	40,174	1,700
Marathon Oil	15,714	445
Marathon Petroleum	6,525	589
Murphy Oil	4,046	204
Nabors Industries	7,453	97
National Oilwell Varco	10,046	658

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Large Cap Equity Fund

Description	Shares	Value (000)

Newfield Exploration*	3,137	$85
Noble	5,842	97
Noble Energy	7,826	371
Occidental Petroleum	65,429	5,274
ONEOK	4,860	242
Phillips 66	13,145	942
Pioneer Natural Resources	38,849	5,783
QEP Resources	4,213	85
Range Resources	81,071	4,333
Schlumberger	56,753	4,847
Southwestern Energy*	8,411	230
Spectra Energy	14,768	536
Tesoro	3,132	233
Transocean	8,091	148
Valero Energy	12,441	616
Williams	15,991	719

		69,420

Financials — 15.9%
ACE	42,829	4,920
Affiliated Managers Group*	1,300	276
Aflac	10,713	654
Allstate	9,993	702
American Express	20,977	1,952
American International Group	33,060	1,852
American Tower, Cl A‡	9,388	928
Ameriprise Financial	4,339	574
Aon PLC	49,404	4,685
Apartment Investment & Management, Cl A‡	3,354	125
Assurant	1,627	111
AvalonBay Communities‡	3,012	492
Bank of America	247,411	4,426
Bank of New York Mellon	133,769	5,427
BB&T	17,229	670
Berkshire Hathaway, Cl B*	42,872	6,437
BlackRock, Cl A	12,383	4,428
Boston Properties‡	3,567	459
Capital One Financial	13,205	1,090
CBRE Group, Cl A*	6,385	219
Charles Schwab	26,523	801
Chubb	31,630	3,273
Cincinnati Financial	3,357	174
Citigroup	94,645	5,121
CME Group, Cl A	7,550	669
Comerica	4,219	198
Crown Castle International‡	7,782	612

Description	Shares	Value (000)

Discover Financial Services	10,435	$683
E*TRADE Financial*	6,701	163
Equity Residential‡	8,384	602
Essex Property Trust‡	1,500	310
Fifth Third Bancorp	18,939	386
Franklin Resources	88,095	4,878
General Growth Properties‡	13,637	384
Genworth Financial, Cl A*	11,362	97
Goldman Sachs Group	44,727	8,669
Hartford Financial Services Group	9,879	412
HCP‡	10,895	480
Health Care‡	7,603	575
Host Hotels & Resorts‡	18,018	428
Hudson City Bancorp	11,129	113
Huntington Bancshares	18,948	199
Intercontinental Exchange	13,651	2,993
Invesco	10,273	406
Iron Mountain‡	4,286	166
JPMorgan Chase	327,283	20,481
KeyCorp	20,963	291
Kimco Realty‡	9,745	245
Legg Mason	2,485	133
Leucadia National	7,347	165
Lincoln National	6,257	361
Loews	7,233	304
M&T Bank	3,127	393
Macerich‡	3,245	271
Marsh & McLennan	12,857	736
McGraw Hill Financial	22,185	1,974
MetLife	146,784	7,940
Moody’s	4,230	405
Morgan Stanley	220,315	8,548
NASDAQ OMX Group	57,451	2,755
Navient	9,908	214
Northern Trust	5,292	357
People’s United Financial	7,454	113
Plum Creek Timber‡	4,008	171
PNC Financial Services Group	43,996	4,014
Principal Financial Group	6,477	336
Progressive	11,562	312
Prologis‡	10,969	472
Prudential Financial	49,297	4,459
Public Storage‡	3,352	620
Regions Financial	32,801	346
Simon Property Group‡	7,341	1,337
State Street	107,835	8,465

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Large Cap Equity Fund

Description	Shares	Value (000)

SunTrust Banks	12,233	$513
T Rowe Price Group	6,055	520
TD Ameritrade Holding	163,600	5,854
Torchmark	2,987	162
Travelers	69,952	7,404
Unum Group	6,055	211
US Bancorp	195,132	8,771
Ventas‡	6,713	481
Vornado Realty Trust‡	3,803	448
Wells Fargo	320,632	17,577
Weyerhaeuser‡	12,430	446
XL Group, Cl A	6,393	220
Zions Bancorporation	4,622	132

		182,176

Health Care — 17.0%
Abbott Laboratories	127,815	5,754
AbbVie	37,573	2,459
Actavis*	14,236	3,665
Aetna	8,396	746
Agilent Technologies	7,977	327
Alexion Pharmaceuticals*	53,342	9,870
Allergan	33,818	7,189
AmerisourceBergen, Cl A	4,901	442
Amgen	17,915	2,854
Anthem	6,215	781
Baxter International	12,846	942
Becton Dickinson & Company	4,438	618
Biogen Idec*	30,082	10,211
Boston Scientific*	31,628	419
Bristol-Myers Squibb	39,070	2,306
Cardinal Health	7,895	637
CareFusion*	4,868	289
Celgene*	85,136	9,523
Cerner*	7,115	460
Cigna	6,082	626
Covidien PLC	38,884	3,977
CR Bard	1,736	289
DaVita HealthCare Partners*	4,108	311
DENTSPLY International	3,349	178
Edwards Lifesciences*	2,491	317
Eli Lilly	77,467	5,345
Express Scripts Holding*	61,178	5,180
Gilead Sciences*	125,847	11,862
Hospira*	3,995	245
Humana	27,372	3,932
Intuitive Surgical*	14,461	7,649

Description	Shares	Value (000)

Johnson & Johnson	184,196	$19,261
Laboratory Corp of America Holdings*	1,952	211
Mallinckrodt*	2,800	277
McKesson	58,200	12,081
Medtronic	86,645	6,256
Merck	149,749	8,504
Mylan*	8,167	460
Novartis	12,266	1,139
Patterson	1,945	94
PerkinElmer	2,596	114
Perrigo	3,332	557
Pfizer	455,871	14,200
Quest Diagnostics	3,354	225
Regeneron Pharmaceuticals*	6,887	2,825
Roche Holding	4,932	1,339
St. Jude Medical	49,261	3,204
Stryker	7,115	671
Tenet Healthcare*	2,273	115
Thermo Fisher Scientific	39,623	4,964
UnitedHealth Group	68,455	6,920
Universal Health Services, Cl B	2,200	245
Valeant Pharmaceuticals International*	49,600	7,098
Varian Medical Systems*	2,384	206
Vertex Pharmaceuticals*	26,508	3,149
Waters*	2,035	229
Zimmer Holdings	3,998	454
Zoetis, Cl A	10,972	472

		194,673

Industrials — 14.2%
3M	59,390	9,759
ADT	3,849	139
Allegion	2,056	114
American Airlines Group	183,900	9,863
AMETEK	5,727	301
Boeing	104,141	13,536
Canadian National Railway	30,882	2,128
Caterpillar	14,309	1,310
CH Robinson Worldwide	3,464	259
Cintas	2,376	186
CSX	23,104	837
Cummins	4,104	592
Danaher	197,410	16,920
Deere	8,567	758
Delta Air Lines	19,891	978
Dover	3,997	287
Dun & Bradstreet	867	105

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Large Cap Equity Fund

Description	Shares	Value (000)

Eaton PLC	55,962	$3,803
Emerson Electric	16,418	1,013
Equifax	9,892	800
Expeditors International of Washington	4,758	212
Fastenal	6,376	303
FedEx	25,419	4,414
Flowserve	35,243	2,109
Fluor	3,785	230
General Dynamics	7,483	1,030
General Electric	236,126	5,967
Honeywell International	93,643	9,357
Illinois Tool Works	24,933	2,361
Ingersoll-Rand	6,267	397
Jacobs Engineering Group*	3,130	140
JB Hunt Transport Services	43,200	3,640
Joy Global	2,485	116
Kansas City Southern	19,992	2,440
L-3 Communications Holdings	1,954	247
Lockheed Martin	43,854	8,445
Masco	8,122	205
Nielsen	6,941	310
Norfolk Southern	7,339	804
Northrop Grumman	23,860	3,517
PACCAR	7,817	532
Pall	2,393	242
Parker-Hannifin	3,460	446
Pentair PLC	24,917	1,655
Pitney Bowes	4,252	104
Precision Castparts	35,333	8,511
Quanta Services*	5,076	144
Raytheon	7,158	774
Republic Services, Cl A	5,871	236
Robert Half International	3,242	189
Rockwell Automation	3,242	361
Rockwell Collins	3,136	265
Roper Industries	2,373	371
Ryder System	1,192	111
Snap-on	1,401	192
Southwest Airlines	16,215	686
Stanley Black & Decker	25,389	2,439
Stericycle*	1,949	256
Textron	6,490	273
Tyco International PLC	102,978	4,517
Union Pacific	21,006	2,502
United Continental Holdings*	49,100	3,284
United Parcel Service, Cl B	67,899	7,548

Description	Shares	Value (000)

United Rentals*	2,300	$235
United Technologies	83,132	9,560
Verisk Analytics, Cl A*	31,100	1,992
Wabtec	42,100	3,658
Waste Management	9,361	480
WW Grainger	1,458	372
Xylem	4,222	161

		162,028

Information Technology — 16.7%
Accenture PLC, Cl A	103,299	9,226
Adobe Systems*	11,310	822
Akamai Technologies*	4,112	259
Alibaba Group Holding ADR*	28,722	2,985
Alliance Data Systems*	1,385	396
Altera	7,260	268
Amphenol, Cl A	6,752	363
Analog Devices	7,342	408
Apple	173,590	19,161
Applied Materials	28,099	700
ASML Holding, Cl G	21,200	2,286
Autodesk*	5,508	331
Automatic Data Processing	11,439	954
Avago Technologies, Cl A	5,600	563
Baidu ADR*	25,900	5,904
Broadcom, Cl A	12,541	543
CA	7,466	227
Cisco Systems	120,421	3,350
Citrix Systems*	3,825	244
Cognizant Technology Solutions, Cl A*	14,054	740
Computer Sciences	3,157	199
Corning	30,523	700
eBay*	26,731	1,500
Electronic Arts*	6,678	314
EMC	48,087	1,430
F5 Networks*	1,835	239
Facebook, Cl A*	149,367	11,654
Fidelity National Information Services	34,764	2,162
First Solar*	1,623	72
Fiserv*	39,880	2,830
FLIR Systems	3,347	108
Google, Cl A*	47,758	25,244
Harris	2,486	179
Hewlett-Packard	44,027	1,767
Intel	113,766	4,129
International Business Machines	51,739	8,301

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Large Cap Equity Fund

Description	Shares	Value (000)

Intuit	6,597	$608
Juniper Networks	8,580	191
KLA-Tencor	3,891	274
Lam Research	3,429	272
Linear Technology	5,508	251
LinkedIn, Cl A*	10,800	2,481
MasterCard, Cl A	23,105	1,991
Microchip Technology	4,646	210
Micron Technology*	25,534	894
Microsoft	193,698	8,997
Motorola Solutions	4,852	325
NetApp	7,194	298
NetSuite*	23,900	2,609
NVIDIA	11,909	239
Oracle	156,687	7,046
Palo Alto Networks*	7,800	956
Paychex	7,667	354
QUALCOMM	39,145	2,910
Red Hat*	65,230	4,510
salesforce.com*	114,627	6,799
SanDisk	5,294	519
Seagate Technology	7,169	477
ServiceNow*	43,400	2,945
Symantec	15,037	386
TE Connectivity	9,715	614
Teradata*	3,885	170
Texas Instruments	102,088	5,458
Total System Services	3,991	136
Twitter*	35,900	1,288
Vantiv, Cl A*	60,600	2,056
VeriSign*	2,643	151
Visa, Cl A	69,338	18,180
VMware, Cl A*	16,600	1,370
Western Digital	5,267	583
Western Union	12,463	223
Workday, Cl A*	20,100	1,640
Xerox	24,417	338
Xilinx	6,380	276
Yahoo!*	20,845	1,053

		190,636

Materials — 2.7%
Air Products & Chemicals	4,468	644
Airgas	1,616	186
Alcoa	27,565	435
Allegheny Technologies	2,588	90
Avery Dennison	2,268	118
Ball	3,252	222

Description	Shares	Value (000)

CF Industries Holdings	1,150	$313
Crown Holdings*	34,503	1,756
Dow Chemical	26,205	1,195
Eastman Chemical	3,568	271
Ecolab	10,173	1,063
EI du Pont de Nemours	33,080	2,446
FMC	3,032	173
Freeport-McMoRan	22,810	533
International Flavors & Fragrances	1,842	187
International Paper	9,273	497
LyondellBasell Industries, Cl A	9,914	787
Martin Marietta Materials	1,500	166
MeadWestvaco	4,010	178
Monsanto	11,446	1,367
Mosaic	6,820	311
Newmont Mining	11,368	215
Nucor	7,555	371
Owens-Illinois*	3,988	108
PPG Industries	24,153	5,583
Praxair	6,714	870
Sealed Air	4,642	197
Sherwin-Williams	21,150	5,563
Sigma-Aldrich	2,840	390
Vulcan Materials	62,927	4,136

		30,371

Telecommunication Services — 1.6%
AT&T	150,700	5,062
CenturyLink	13,230	524
Frontier Communications	23,842	159
Level 3 Communications*	6,000	296
Verizon Communications	222,197	10,395
Vodafone Group PLC	563,419	1,955
Windstream Holdings	13,739	113

		18,504

Utilities — 1.3%
AES	15,737	217
AGL Resources	2,707	147
Ameren	5,623	259
American Electric Power	11,649	707
CenterPoint Energy	9,947	233
CMS Energy	6,164	214
Consolidated Edison	6,411	423
Dominion Resources	13,812	1,062
DTE Energy	4,208	363
Duke Energy	27,049	2,260
Edison International	7,668	502

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Large Cap Equity Fund

Description	Shares	Value (000)

Entergy	3,954	$346
Exelon	20,494	760
FirstEnergy	9,829	383
Integrys Energy Group	1,839	143
NextEra Energy	10,351	1,100
NiSource	7,346	312
Northeast Utilities	7,449	399
NRG Energy	7,564	204
Pepco Holdings	5,635	152
PG&E	10,983	585
Pinnacle West Capital	2,492	170
PPL	15,299	556
Public Service Enterprise Group	11,082	459
SCANA	3,245	196
Sempra Energy	5,496	612
Southern	21,337	1,048
TECO Energy	5,411	111
Wisconsin Energy	5,195	274
Xcel Energy	11,768	423

		14,620

Total Common Stock (Cost $1,011,868) (000)		1,123,004

PREFERRED STOCK — 0.2%
Air BNB* (A)	11,406	464
Dropbox, Cl A* (A)	29,866	571
Dropbox, Cl C* (A)	1,097	21
Flipkart Online Services* (A)	3,616	433
Uber Technologies* (A)	21,072	702
United Technologies, 7.500%	3,560	218

Total Preferred Stock (Cost $2,419) (000)		2,409

SHORT-TERM INVESTMENT (B) — 3.0%
State Street Institutional Liquid Reserves Fund, 0.000%	34,425,252	34,425

Total Short-Term Investment (Cost $34,425) (000)		34,425

Total Investments — 101.5% (Cost $1,048,712) (000)		$1,159,838

Percentages are based on net assets of $1,142,880 (000).

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
S&P 500 Index EMINI	115	Mar-2015	$144

For the period ended December 31, 2014, the monthly average value of futures contracts held was $9,603 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2014, was $2,191 (000) and represented 0.19% of net assets.
(B)	The rate reported is the 7-day effective yield as of December 31, 2014.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poors

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,123,004	$—	$—	$1,123,004
Preferred Stock	218	—	2,191	2,409
Short-Term Investment	34,425	—	—	34,425

Total Investments in Securities	$1,157,647	$—	$2,191	$1,159,838

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts†
Unrealized Appreciation	$144	$—	$—	$144

Total Other Financial Instruments	$144	$—	$—	$144

†	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

COMMON STOCK — 97.6%
Consumer Discretionary — 17.3%
1-800-Flowers.com, Cl A*	1,500	$12
2U*	500	10
Abercrombie & Fitch, Cl A	35,876	1,027
Aeropostale*	4,800	11
AH Belo, Cl A	1,200	13
AMC Entertainment Holdings, Cl A	1,100	29
American Axle & Manufacturing Holdings*	3,330	75
American Eagle Outfitters	79,450	1,103
American Public Education*	900	33
America’s Car-Mart*	400	21
ANN*	18,864	688
Arctic Cat	700	25
Asbury Automotive Group*	1,489	113
Ascent Capital Group, Cl A*	708	38
Barnes & Noble*	2,200	51
Beazer Homes USA*	1,300	25
bebe stores	1,400	3
Belmond, Cl A*	4,710	58
Big 5 Sporting Goods	800	12
Big Lots	73,959	2,961
Biglari Holdings*	84	34
BJ’s Restaurants*	18,714	940
Black Diamond*	1,000	9
Bloomin’ Brands*	3,613	90
Blue Nile*	586	21
Bob Evans Farms	1,231	63
Bon-Ton Stores	800	6
Boyd Gaming*	3,876	50

Description	Shares	Value (000)

Bravo Brio Restaurant Group*	800	$11
Bridgepoint Education*	700	8
Bright Horizons Family Solutions*	1,600	75
Brown Shoe	2,296	74
Brunswick	26,531	1,360
Buckle	1,400	74
Buffalo Wild Wings*	6,427	1,159
Build-A-Bear Workshop, Cl A*	600	12
Burlington Stores*	22,800	1,078
Caesars Acquisition, Cl A*	2,400	25
Caesars Entertainment*	2,800	44
Callaway Golf	3,698	29
Capella Education	500	39
Career Education*	3,300	23
Carmike Cinemas*	1,168	31
Carriage Services, Cl A	800	17
Carrols Restaurant Group*	1,500	11
Carter’s	6,400	559
Cato, Cl A	1,400	59
Cavco Industries*	400	32
Central European Media Enterprises, Cl A*	3,100	10
Century Communities*	300	5
Cheesecake Factory	2,563	129
Chegg*	3,900	27
Chico’s FAS	121,675	1,972
Children’s Place	1,111	63
Christopher & Banks*	1,600	9
Churchill Downs	707	67
Chuy’s Holdings*	978	19
Cinedigm, Cl A*	3,100	5
Citi Trends*	700	18
ClubCorp Holdings	1,000	18
Collectors Universe	300	6
Columbia Sportswear	1,400	62
Conn’s*	1,367	26
Container Store Group*	1,000	19
Cooper Tire & Rubber	2,874	100
Cooper-Standard Holding*	700	41
Core-Mark Holding	1,156	72
Coupons.com*	500	9
Cracker Barrel Old Country Store	967	136
Crocs*	4,090	51
Crown Media Holdings, Cl A*	2,200	8
CSS Industries	500	14
Culp	600	13
Cumulus Media, Cl A*	6,900	29
Daily Journal*	50	13
Dana Holding	8,372	182

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Deckers Outdoor*	19,391	$1,765
Del Frisco’s Restaurant Group*	1,100	26
Denny’s*	4,584	47
Destination Maternity	800	13
Destination XL Group*	1,800	10
DeVry Education Group	48,643	2,309
Dex Media*	500	4
Diamond Resorts International*	1,734	48
DineEquity	800	83
Dixie Group*	700	6
Dorman Products*	1,334	64
Drew Industries*	1,182	60
El Pollo Loco Holdings*	400	8
Empire Resorts*	800	6
Entercom Communications, Cl A*	1,100	13
Entravision Communications, Cl A	3,200	21
Eros International, Cl A*	1,200	25
Escalade	500	8
Ethan Allen Interiors	26,849	832
EVINE Live*	1,900	13
EW Scripps, Cl A*	1,553	35
Expedia	10,480	895
Express*	4,145	61
Famous Dave’s of America*	200	5
Federal-Mogul Holdings*	1,300	21
Fiesta Restaurant Group*	41,579	2,528
Finish Line, Cl A	2,400	58
Five Below*	2,663	109
Flexsteel Industries	200	6
Fox Factory Holding*	700	11
Francesca’s Holdings*	2,300	38
Fred’s, Cl A	2,033	35
FTD*	1,000	35
Fuel Systems Solutions*	600	7
Gaiam, Cl A*	800	6
GameStop, Cl A	58,960	1,993
Genesco*	1,189	91
Gentherm*	1,704	62
G-III Apparel Group*	28,453	2,874
Global Eagle Entertainment*	1,800	24
Global Sources*	573	4
GNC Holdings, Cl A	47,760	2,243
Graham Holdings, Cl B	2,460	2,125
Grand Canyon Education*	2,214	103
Gray Television*	2,300	26
Group 1 Automotive	1,199	107
Guess?	2,996	63

Description	Shares	Value (000)

Habit Restaurants, Cl A*	10,800	$349
Hanesbrands	11,755	1,312
Harman International Industries	24,203	2,583
Harte-Hanks	2,373	18
Haverty Furniture	1,100	24
Helen of Troy*	1,439	94
Hemisphere Media Group*	600	8
hhgregg*	300	2
Hibbett Sports*	1,200	58
Houghton Mifflin Harcourt*	5,400	112
Hovnanian Enterprises, Cl A*	5,098	21
HSN	13,523	1,028
Iconix Brand Group*	2,323	78
Ignite Restaurant Group*	200	2
IMAX*	33,450	1,034
Installed Building Products*	300	5
International Speedway, Cl A	1,400	44
Interval Leisure Group	2,000	42
Intrawest Resorts Holdings*	900	11
iRobot*	1,550	54
Isle of Capri Casinos*	900	8
ITT Educational Services*	1,000	10
Jack in the Box	29,208	2,335
JAKKS Pacific*	1,300	9
Jamba*	1,100	17
Johnson Outdoors, Cl A	300	9
Journal Communications, Cl A*	2,200	25
K12*	1,800	21
KB Home	4,054	67
Kirkland’s*	700	17
Krispy Kreme Doughnuts*	3,200	63
La Quinta Holdings*	2,100	46
Lands’ End*	15,876	857
La-Z-Boy, Cl Z	2,597	70
LeapFrog Enterprises, Cl A*	3,500	17
Lee Enterprises*	2,200	8
Lennar, Cl A	24,008	1,076
LGI Homes*	700	10
Libbey*	1,010	32
Liberty Tax*	200	7
Life Time Fitness*	2,019	114
LifeLock*	3,895	72
Lifetime Brands	600	10
Lithia Motors, Cl A	1,135	98
Loral Space & Communications*	700	55
lululemon athletica*	22,100	1,233
Lumber Liquidators Holdings*	1,349	89

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

M/I Homes*	1,300	$30
Malibu Boats, Cl A*	300	6
Marcus	800	15
Marine Products	700	6
MarineMax*	1,200	24
Marriott Vacations Worldwide	1,389	104
Martha Stewart Living Omnimedia, Cl A*	1,600	7
Mattress Firm Holding*	800	46
McClatchy, Cl A*	2,600	9
MDC Holdings	10,969	290
MDC Partners, Cl A	2,155	49
Media General*	2,589	43
Men’s Wearhouse	14,368	634
Meredith	22,224	1,207
Meritage Homes*	2,041	73
Modine Manufacturing*	2,412	33
Monarch Casino & Resort*	500	8
Monro Muffler Brake	1,634	94
Morgans Hotel Group*	1,800	14
Motorcar Parts of America*	23,300	724
Movado Group	851	24
NACCO Industries, Cl A	200	12
Nathan’s Famous*	200	16
National CineMedia	3,294	47
Nautilus*	1,500	23
New Home*	600	9
New Media Investment Group	43,501	1,028
New York & Company*	1,800	5
New York Times, Cl A	6,489	86
Nexstar Broadcasting Group, Cl A	1,595	83
Noodles, Cl A*	500	13
Norwegian Cruise Line Holdings*	37,000	1,730
Nutrisystem	1,400	27
Office Depot*	75,505	647
Orbitz Worldwide*	3,000	25
Outerwall*	933	70
Overstock.com*	500	12
Oxford Industries	718	40
Pacific Sunwear of California*	2,800	6
Papa John’s International	1,500	84
Penn National Gaming*	53,844	739
Pep Boys-Manny Moe & Jack*	2,488	24
Perry Ellis International*	600	16
PetMed Express	900	13
Pier 1 Imports	4,732	73
Pinnacle Entertainment*	3,016	67

Description	Shares	Value (000)

Pool	2,241	$142
Popeyes Louisiana Kitchen*	16,695	939
Potbelly*	900	12
PVH	7,600	974
Quiksilver*	6,200	14
Radio One, Cl D*	1,200	2
ReachLocal*	600	2
Reading International, Cl A*	800	11
Red Robin Gourmet Burgers*	11,050	851
Regis*	2,100	35
Remy International	600	13
Rent-A-Center, Cl A	2,600	94
Rentrak*	10,083	734
Restoration Hardware Holdings*	7,040	676
RetailMeNot*	1,600	23
Ruby Tuesday*	3,000	21
Ruth’s Hospitality Group	1,700	26
Ryland Group	2,265	87
Saga Communications, Cl A	200	9
Salem Communications, Cl A	700	5
Scholastic	1,400	51
Scientific Games, Cl A*	2,599	33
Sears Hometown and Outlet Stores*	800	11
SeaWorld Entertainment	112,110	2,007
Select Comfort*	2,687	73
Sequential Brands Group*	34,857	456
SFX Entertainment*	1,800	8
Shiloh Industries*	400	6
Shoe Carnival	665	17
Shutterfly*	1,921	80
Signet Jewelers	20,000	2,631
Sinclair Broadcast Group, Cl A	3,409	93
Sizmek*	1,000	6
Skechers U.S.A., Cl A*	2,017	111
Skullcandy*	1,100	10
Smith & Wesson Holding*	2,745	26
Sonic	2,700	74
Sonic Automotive, Cl A	1,931	52
Sotheby’s	43,538	1,880
Spartan Motors	1,400	7
Speedway Motorsports	500	11
Stage Stores	29,599	613
Standard Motor Products	1,014	39
Standard Pacific*	7,000	51
Stein Mart	1,500	22
Steiner Leisure*	600	28
Steven Madden*	2,865	91

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Stoneridge*	1,700	$22
Strattec Security	172	14
Strayer Education*	508	38
Sturm Ruger	989	34
Superior Industries International	1,131	22
Systemax*	500	7
Tenneco*	3,044	172
Texas Roadhouse, Cl A	28,768	971
Tile Shop Holdings*	1,200	11
Tilly’s, Cl A*	600	6
Time	5,485	135
Tower International*	954	24
Tractor Supply	9,600	757
Travelport Worldwide	1,500	27
TRI Pointe Homes*	7,243	110
Tuesday Morning*	34,620	751
Tumi Holdings*	2,500	59
UCP, Cl A*	500	5
Ulta Salon Cosmetics & Fragrance*	14,200	1,815
Under Armour, Cl A*	19,088	1,296
Unifi*	698	21
Universal Electronics*	18,000	1,171
Universal Technical Institute	900	9
Vail Resorts	1,834	167
Vera Bradley*	1,100	22
Vince Holding*	500	13
Vitamin Shoppe*	1,605	78
VOXX International, Cl A*	800	7
Wayfair, Cl A*	600	12
WCI Communities*	700	14
Weight Watchers International*	1,400	35
West Marine*	700	9
Weyco Group	300	9
William Lyon Homes, Cl A*	900	18
Williams-Sonoma	6,900	522
Winmark	100	9
Winnebago Industries	1,500	33
Wolverine World Wide	5,107	151
World Wrestling Entertainment, Cl A	1,600	20
Zoe’s Kitchen*	300	9
Zumiez*	970	37

		77,678

Consumer Staples — 4.1%
22nd Century Group*	2,100	3
Alico	100	5
Alliance One International*	3,600	6

Description	Shares	Value (000)

Andersons	1,384	$73
B&G Foods	2,707	81
Boston Beer, Cl A*	1,979	573
Boulder Brands*	3,300	36
Calavo Growers	700	33
Cal-Maine Foods	1,600	62
Casey’s General Stores	1,941	175
Central Garden and Pet, Cl A*	2,500	24
Chefs’ Warehouse*	800	18
Chiquita Brands International*	2,600	37
Coca-Cola Bottling Consolidated	200	18
Craft Brew Alliance*	700	9
Darling Ingredients*	123,987	2,252
Dean Foods	95,497	1,851
Diamond Foods*	20,787	587
Diplomat Pharmacy*	800	22
Elizabeth Arden*	1,125	24
Energizer Holdings	10,530	1,354
Fairway Group Holdings, Cl A*	600	2
Farmer Bros*	300	9
Female Health	900	3
Fresh Del Monte Produce	1,600	54
Fresh Market*	2,200	91
Freshpet*	33,340	569
Hain Celestial Group*	17,800	1,037
Harbinger Group*	4,121	58
IGI Laboratories*	71,670	631
Ingles Markets, Cl A	600	22
Inter Parfums	787	22
Inventure Foods*	1,000	13
J&J Snack Foods	680	74
John B Sanfilippo & Son	400	18
Lancaster Colony	941	88
Liberator Medical Holdings	1,600	5
Lifeway Foods*	300	5
Limoneira	600	15
Medifast*	600	20
National Beverage*	500	11
Natural Grocers by Vitamin Cottage*	400	11
Nature’s Sunshine Products	500	7
Nutraceutical International*	400	9
Oil-Dri Corp of America	200	7
Omega Protein*	1,300	14
Orchids Paper Products	500	15
Pantry*	1,100	41
Post Holdings*	2,193	92
PriceSmart	952	87

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Revlon, Cl A*	500	$17
Rite Aid*	136,400	1,026
Roundy’s*	2,100	10
Sanderson Farms	1,126	95
Seaboard*	15	63
Seneca Foods, Cl A*	400	11
Smart & Final Stores*	700	11
Snyder’s-Lance	48,166	1,471
SpartanNash	1,841	48
Spectrum Brands Holdings	10,892	1,042
SUPERVALU*	9,925	96
Synutra International*	1,000	6
Tootsie Roll Industries	1,027	31
TreeHouse Foods*	12,084	1,034
United Natural Foods*	2,442	189
Universal	39,081	1,719
USANA Health Sciences*	300	31
Vector Group	3,550	76
Village Super Market, Cl A	300	8
WD-40	787	67
Weis Markets	497	24
WhiteWave Foods, Cl A*	31,500	1,102

		18,450

Energy — 3.1%
Abraxas Petroleum*	4,900	14
Adams Resources & Energy	100	5
Alon USA Energy	1,300	16
Alpha Natural Resources*	11,059	18
American Eagle Energy*	1,200	1
Amyris*	1,700	3
Apco Oil and Gas International*	600	8
Approach Resources*	2,300	15
Arch Coal	9,889	18
Ardmore Shipping	1,200	14
Aspen Aerogels*	500	4
Basic Energy Services*	1,800	13
Bill Barrett*	2,671	30
Bonanza Creek Energy*	1,617	39
BPZ Resources*	5,100	1
Bristow Group	1,810	119
C&J Energy Services*	2,100	28
Callon Petroleum*	2,800	15
CARBO Ceramics	39,161	1,568
Carrizo Oil & Gas*	2,190	91
CHC Group*	2,000	6
Clayton Williams Energy*	300	19

Description	Shares	Value (000)

Clean Energy Fuels*	3,252	$16
Cloud Peak Energy*	2,701	25
Comstock Resources	137,037	933
Contango Oil & Gas*	941	28
Dawson Geophysical	400	5
Delek US Holdings	3,100	85
DHT Holdings	5,000	37
Diamondback Energy*	2,119	127
Dorian LPG*	400	6
Eclipse Resources*	1,600	11
Emerald Oil*	3,500	4
Energy XXI	5,288	17
Era Group*	1,100	23
Evolution Petroleum	1,300	10
EXCO Resources	7,200	16
Exterran Holdings	2,852	93
FMSA Holdings*	1,300	9
Forum Energy Technologies*	2,900	60
Frontline*	4,200	11
FX Energy*	2,400	4
GasLog	2,227	45
Gastar Exploration*	3,600	9
Geospace Technologies*	614	16
Glori Energy*	600	3
Goodrich Petroleum*	2,109	9
Green Plains	2,005	50
Gulf Island Fabrication	600	12
Gulfmark Offshore, Cl A	34,670	847
Halcon Resources*	12,800	23
Hallador Energy	600	7
Harvest Natural Resources*	1,700	3
Helix Energy Solutions Group*	5,171	112
Hercules Offshore*	8,360	8
Hornbeck Offshore Services*	1,700	42
ION Geophysical*	6,070	17
Isramco*	18	2
Jones Energy, Cl A*	500	6
Key Energy Services*	7,550	13
Magnum Hunter Resources*	10,166	32
Matador Resources*	3,600	73
Matrix Service*	1,400	31
McDermott International*	12,684	37
Midstates Petroleum*	1,400	2
Miller Energy Resources*	1,200	2
Mitcham Industries*	500	3
Natural Gas Services Group*	600	14
Navios Maritime Acquisition	3,600	13

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Newpark Resources*	4,598	$44
Nordic American Offshore	1,000	12
Nordic American Tankers	4,300	43
North Atlantic Drilling	3,700	6
Northern Oil and Gas*	3,100	18
Nuverra Environmental Solutions*	1,000	6
Pacific Ethanol*	1,400	14
Panhandle Oil and Gas, Cl A	800	19
Parker Drilling*	5,202	16
Parsley Energy, Cl A*	2,588	41
PBF Energy, Cl A	67,060	1,786
PDC Energy*	1,725	71
Penn Virginia*	3,614	24
PetroQuest Energy*	3,600	13
PHI*	700	26
Pioneer Energy Services*	3,374	19
Quicksilver Resources*	4,800	1
Renewable Energy Group*	1,500	15
Resolute Energy*	4,636	6
REX American Resources*	300	19
Rex Energy*	2,829	14
RigNet*	600	25
Ring Energy*	1,200	13
Rosetta Resources*	3,174	71
RSP Permian*	1,200	30
Sanchez Energy*	2,596	24
Scorpio Tankers	8,075	70
SEACOR Holdings*	900	66
SemGroup, Cl A	2,123	145
Ship Finance International	3,200	45
Solazyme*	3,900	10
Stone Energy*	2,944	50
Swift Energy*	2,600	11
Synergy Resources*	3,400	43
Teekay Tankers, Cl A	2,600	13
Tesco	1,900	24
TETRA Technologies*	3,531	24
Tidewater	36,262	1,175
TransAtlantic Petroleum*	900	5
Triangle Petroleum*	3,000	14
Tsakos Energy Navigation*	54,870	383
Ultra Petroleum*	98,130	1,291
US Silica Holdings	2,627	67
VAALCO Energy*	2,382	11
Vantage Drilling*	11,200	5
Vertex Energy*	600	3
W&T Offshore	136,590	1,003

Description	Shares	Value (000)

Warren Resources*	3,900	$6
Western Refining	2,743	104
Westmoreland Coal*	824	27
Willbros Group*	2,100	13
WPX Energy*	177,864	2,069

		14,049

Financials — 19.5%
1st Source	700	24
Acadia Realty Trust‡	3,000	96
Agree Realty‡	700	22
Alexander & Baldwin	2,353	92
Alexander’s‡	100	44
Altisource Asset Management*	65	20
Altisource Portfolio Solutions*	664	23
Altisource Residential‡	2,900	56
Ambac Financial Group*	3,200	80
American Assets Trust‡	1,838	73
American Capital Mortgage Investment‡	2,600	49
American Equity Investment Life Holding	3,710	108
American Financial Group	34,525	2,096
American National Bankshares	300	8
American Realty Capital Healthcare Trust‡	8,390	100
American Residential Properties‡*	1,700	30
Ameris Bancorp	1,200	31
AMERISAFE	966	41
Ames National	400	10
AmTrust Financial Services	1,500	84
Anchor BanCorp Wisconsin*	300	10
Anworth Mortgage Asset‡	5,398	28
Apollo Commercial Real Estate Finance‡	2,236	37
Apollo Residential Mortgage‡	1,800	28
Ares Commercial Real Estate‡	1,400	16
Argo Group International Holdings	1,309	73
Arlington Asset Investment, Cl A	1,100	29
Armada Hoffler Properties‡	1,500	14
ARMOUR Residential‡	17,403	64
Arrow Financial	510	14
Ashford*	44	4
Ashford Hospitality Prime‡	1,200	21
Ashford Hospitality Trust‡	3,833	40
Associated Estates Realty‡	2,942	68
Assurant	31,183	2,134
Astoria Financial	87,297	1,166

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Atlas Financial Holdings*	500	$8
AV Homes*	700	10
Aviv‡	900	31
Baldwin & Lyons, Cl B	400	10
Banc of California	1,400	16
BancFirst	400	25
Banco Latinoamericano de Comercio Exterior, Cl E	1,500	45
Bancorp*	1,800	20
BancorpSouth	4,944	111
Bank Mutual	2,700	19
Bank of Hawaii	36,110	2,142
Bank of Kentucky Financial	300	14
Bank of Marin Bancorp	300	16
Bank of the Ozarks	4,005	152
BankFinancial	900	11
Banner	1,016	44
BBCN Bancorp	3,836	55
BBX Capital, Cl A*	300	5
Beneficial Mutual Bancorp*	1,400	17
Berkshire Hills Bancorp	1,207	32
BGC Partners, Cl A	8,653	79
Blue Hills Bancorp*	1,500	20
BNC Bancorp	1,100	19
BofI Holding*	700	54
Boston Private Financial Holdings	3,974	54
Bridge Bancorp	500	13
Bridge Capital Holdings*	600	13
Brookline Bancorp	151,635	1,521
Bryn Mawr Bank	700	22
Calamos Asset Management, Cl A	700	9
Camden National	300	12
Campus Crest Communities‡	3,025	22
Capital Bank Financial, Cl A*	1,034	28
Capital City Bank Group	700	11
Capitol Federal Financial	104,048	1,330
Capstead Mortgage‡	4,700	58
Cardinal Financial	1,595	32
CareTrust‡	837	10
Cascade Bancorp*	2,006	10
Cash America International	1,500	34
CatchMark Timber Trust, Cl A‡	1,100	12
Cathay General Bancorp	4,011	103
Cedar Realty Trust‡	3,725	27
Centerstate Banks	1,700	20
Central Pacific Financial	800	17
Century Bancorp, Cl A	200	8

Description	Shares	Value (000)

Chambers Street Properties‡	11,768	$95
Charter Financial	659	8
Chatham Lodging Trust‡	1,800	52
Chemical Financial	48,137	1,475
Chesapeake Lodging Trust‡	2,679	100
Citizens, Cl A*	1,900	14
Citizens & Northern	500	10
City Holding	737	34
Clifton Bancorp	1,589	22
CNB Financial	900	17
CNO Financial Group	10,326	178
CoBiz Financial	1,600	21
Cohen & Steers	1,000	42
Colony Financial‡	5,500	131
Columbia Banking System	54,082	1,493
Commerce Bancshares	52,174	2,269
Community Bank System	1,954	75
Community Trust Bancorp	688	25
CommunityOne Bancorp*	800	9
ConnectOne Bancorp	1,060	20
Consolidated-Tomoka Land	200	11
Consumer Portfolio Services*	1,100	8
CorEnergy Infrastructure Trust‡	2,000	13
CoreSite Realty‡	1,100	43
Cousins Properties‡	11,278	129
Cowen Group, Cl A*	5,433	26
Crawford, Cl B	1,200	12
Credit Acceptance*	291	40
CU Bancorp*	400	9
CubeSmart‡	8,126	179
Customers Bancorp*	1,206	23
CVB Financial	51,108	819
CyrusOne‡	1,608	44
CYS Investments‡	8,004	70
DCT Industrial Trust‡	4,195	150
Diamond Hill Investment Group	100	14
DiamondRock Hospitality‡	9,654	144
Dime Community Bancshares	1,643	27
Donegal Group, Cl A	600	10
DuPont Fabros Technology‡	3,149	105
Dynex Capital‡	2,600	21
Eagle Bancorp*	66,314	2,355
East West Bancorp	16,600	643
EastGroup Properties‡	1,593	101
Education Realty Trust‡	2,285	84
eHealth*	900	22
EMC Insurance Group	200	7

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Empire State Realty Trust, Cl A‡	4,500	$79
Employers Holdings	1,600	38
Encore Capital Group*	1,300	58
Enova International*	1,372	31
Enstar Group*	400	61
Enterprise Bancorp	400	10
Enterprise Financial Services	900	18
EPR Properties‡	2,914	168
Equity One‡	3,000	76
ESB Financial	500	9
Essent Group*	2,200	57
EverBank Financial	4,541	87
Evercore Partners, Cl A	1,563	82
Excel Trust‡	3,133	42
Ezcorp, Cl A*	2,500	29
FBL Financial Group, Cl A	500	29
FBR*	400	10
FCB Financial Holdings, Cl A*	400	10
Federal Agricultural Mortgage, Cl C	500	15
Federated National Holding	600	14
FelCor Lodging Trust‡	6,172	67
Fidelity & Guaranty Life	500	12
Fidelity Southern	700	11
Financial Engines	2,535	93
Financial Institutions	600	15
First American Financial	5,326	181
First Bancorp	1,300	24
First BanCorp*	5,500	32
First Busey	3,609	23
First Business Financial Services	200	10
First Cash Financial Services*	1,417	79
First Citizens BancShares, Cl A	344	87
First Commonwealth Financial	4,838	45
First Community Bancshares	700	12
First Connecticut Bancorp	756	12
First Defiance Financial	400	14
First Financial	600	21
First Financial Bancorp	84,792	1,576
First Financial Bankshares	71,848	2,147
First Financial Northwest	600	7
First Industrial Realty Trust‡	5,677	117
First Interstate BancSystem, Cl A	900	25
First Merchants	26,440	602
First Midwest Bancorp	25,546	437
First NBC Bank Holding*	800	28
First of Long Island	546	15
First Potomac Realty Trust‡	3,218	40

Description	Shares	Value (000)

FirstMerit	8,170	$154
Flagstar Bancorp*	900	14
Flushing Financial	1,586	32
FNB	177,483	2,364
Forestar Group*	1,722	27
Fox Chase Bancorp	500	8
Franklin Financial*	400	8
Franklin Street Properties‡	4,351	53
FXCM, Cl A	46,800	775
Gain Capital Holdings	900	8
GAMCO Investors, Cl A	300	27
Geo Group‡	3,552	143
German American Bancorp	700	21
Getty Realty‡	1,206	22
GFI Group	3,300	18
Glacier Bancorp	3,716	103
Gladstone Commercial‡	1,000	17
Glimcher Realty Trust‡	6,747	93
Global Indemnity, Cl A*	500	14
Government Properties Income Trust‡	3,300	76
Gramercy Property Trust‡	9,500	66
Great Southern Bancorp	600	24
Great Western Bancorp*	900	21
Green Dot, Cl A*	1,700	35
Greenhill	1,492	65
Greenlight Capital, Cl A*	1,351	44
Guaranty Bancorp	600	9
Hallmark Financial Services*	900	11
Hancock Holding	59,139	1,816
Hanmi Financial	1,600	35
Hannon Armstrong Sustainable Infrastructure Capital‡	1,054	15
Hatteras Financial‡	4,800	88
HCI Group	500	22
Healthcare Realty Trust‡	4,547	124
Heartland Financial USA	700	19
Heritage Commerce	900	8
Heritage Financial	1,425	25
Heritage Insurance Holdings*	400	8
Heritage Oaks Bancorp	1,200	10
Hersha Hospitality Trust, Cl A‡	9,900	70
HFF, Cl A	1,700	61
Highwoods Properties‡	4,564	202
Hilltop Holdings*	3,300	66
Home BancShares	2,663	86
Home Loan Servicing Solutions	3,731	73
HomeStreet	900	16

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

HomeTrust Bancshares*	900	$15
Horace Mann Educators	68,570	2,275
Horizon Bancorp	400	10
Hudson Pacific Properties‡	2,700	81
Hudson Valley Holding	700	19
Iberiabank	20,380	1,322
Independence Holding	500	7
Independent Bank	53,445	2,258
Independent Bank Group	500	20
Infinity Property & Casualty	18,876	1,458
Inland Real Estate‡	4,217	46
International Bancshares	2,681	71
International. FCStone*	900	19
Invesco Mortgage Capital‡	6,052	94
Investment Technology Group*	1,900	40
Investors Bancorp	17,953	202
Investors Real Estate Trust‡	5,406	44
iStar Financial‡*	4,078	56
Janus Capital Group	7,387	119
JG Wentworth, Cl A*	500	5
Kansas City Life Insurance	200	10
KCG Holdings, Cl A*	2,200	26
Kearny Financial*	600	8
Kemper	2,313	84
Kennedy-Wilson Holdings	3,602	91
Kite Realty Group Trust‡	1,618	47
Ladder Capital, Cl A‡*	900	18
Ladenburg Thalmann Financial Services*	4,600	18
Lakeland Bancorp	2,189	26
Lakeland Financial	900	39
LaSalle Hotel Properties‡	5,593	226
LegacyTexas Financial Group	2,135	51
Lexington Realty Trust‡	10,300	113
LTC Properties‡	1,800	78
Macatawa Bank	1,500	8
Mack-Cali Realty‡	4,425	84
Maiden Holdings	2,534	32
MainSource Financial Group	900	19
Manning & Napier, Cl A	600	8
Marcus & Millichap*	400	13
MarketAxess Holdings	1,863	134
Marlin Business Services	300	6
MB Financial	35,011	1,150
Meadowbrook Insurance Group	3,000	25
Medical Properties Trust‡	8,811	121
Mercantile Bank	900	19

Description	Shares	Value (000)

Merchants Bancshares	200	$6
Meridian Bancorp*	1,234	14
Meta Financial Group	300	11
Metro Bancorp*	700	18
MGIC Investment*	119,235	1,111
MidSouth Bancorp	500	9
MidWestOne Financial Group	300	9
Moelis, Cl A	300	10
Monmouth, Cl A‡	2,960	33
Montpelier Re Holdings	1,800	64
Mortgage Investment Trust‡	1,600	30
National Bank Holdings, Cl A	117,120	2,273
National Bankshares	300	9
National General Holdings	1,800	33
National Health Investors‡	1,899	133
National Interstate	300	9
National Penn Bancshares	137,494	1,447
National Western Life Insurance, Cl A	93	25
Navigators Group*	487	36
NBT Bancorp	2,322	61
Nelnet, Cl A	1,059	49
New Residential Investment‡	110,781	1,415
New York‡	8,100	86
New York Mortgage Trust‡	4,610	36
NewBridge Bancorp*	1,656	14
NewStar Financial*	1,600	20
Nicholas Financial*	600	9
NMI Holdings, Cl A*	2,900	26
Northfield Bancorp	35,530	526
Northrim BanCorp	400	10
NorthStar Realty Finance‡	52,800	928
Northwest Bancshares	89,600	1,123
OceanFirst Financial	600	10
OFG Bancorp	2,183	36
Old Line Bancshares	400	6
Old National Bancorp	99,760	1,484
OM Asset Management*	1,200	19
One Liberty Properties‡	600	14
OneBeacon Insurance Group, Cl A	1,325	21
Oppenheimer Holdings, Cl A	504	12
Opus Bank*	200	6
Oritani Financial	2,100	32
Outfront Media‡	84,822	2,277
Owens Realty Mortgage‡	400	6
Pacific Continental	1,100	16
Pacific Premier Bancorp*	800	14
PacWest Bancorp	23,016	1,046

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Park National	589	$52
Park Sterling	1,900	14
Parkway Properties‡	3,841	71
Peapack Gladstone Financial	700	13
Pebblebrook Hotel Trust‡	3,493	159
Penns Woods Bancorp	200	10
Pennsylvania‡	3,338	78
PennyMac Financial Services, Cl A*	500	9
PennyMac Mortgage Investment Trust‡	3,667	77
Peoples Bancorp	500	13
Peoples Financial Services	400	20
PHH*	2,517	60
Phoenix*	300	21
Physicians Realty Trust‡	67,350	1,118
PICO Holdings*	1,300	25
Pinnacle Financial Partners	1,800	71
Piper Jaffray*	800	46
Platinum Underwriters Holdings	1,225	90
Potlatch‡	1,946	81
PRA Group*	2,561	148
Preferred Bank	500	14
Primerica	42,550	2,309
PrivateBancorp	3,597	120
ProAssurance	33,180	1,498
Prosperity Bancshares	3,479	193
Provident Financial Services	16,353	295
PS Business Parks‡	985	78
Pzena Investment Management, Cl A	700	7
QTS Realty Trust*	700	24
Radian Group	98,943	1,654
RAIT Financial Trust‡	4,300	33
Ramco-Gershenson Properties Trust‡	3,830	72
RCS Capital, Cl A	600	7
RE/MAX Holdings, Cl A	500	17
Redwood Trust‡	4,100	81
Regional Management*	600	9
Renasant	1,567	45
Republic Bancorp, Cl A	600	15
Republic First Bancorp*	1,500	6
Resource America, Cl A	800	7
Resource Capital‡	6,133	31
Retail Opportunity Investments‡	4,200	71
Rexford Industrial Realty‡	2,500	39
RLI	2,196	108
RLJ Lodging Trust‡	6,603	221
Rouse Properties‡	1,900	35
Ryman Hospitality Properties‡	2,069	109

Description	Shares	Value (000)

S&T Bancorp	1,474	$44
Sabra Health Care‡	2,700	82
Safeguard Scientifics*	1,100	22
Safety Insurance Group	703	45
Sandy Spring Bancorp	1,270	33
Saul Centers‡	500	29
Sberbank of Russia Via SB Capital* (A)	1,200	17
Select Income‡	1,788	44
Selective Insurance Group	2,648	72
Sierra Bancorp	500	9
Signature Bank*	28,797	3,627
Silver Bay Realty Trust‡	2,000	33
Silvercrest Asset Management Group, Cl A	100	2
Simmons First National, Cl A	900	37
South State	1,200	80
Southside Bancshares	1,122	32
Southwest Bancorp	1,200	21
Sovran Self Storage‡	1,592	139
Springleaf Holdings, Cl A*	1,300	47
Square 1 Financial, Cl A*	300	7
St. Joe*	3,079	57
STAG Industrial‡	2,770	68
Starwood Waypoint Residential Trust‡	1,896	50
State Auto Financial	900	20
State Bank Financial	1,609	32
Sterling Bancorp	4,141	60
Stewart Information Services	1,100	41
Stifel Financial*	3,258	166
Stock Yards Bancorp	800	27
Stonegate Bank	600	18
Stonegate Mortgage*	900	11
STORE Capital‡	1,600	35
Strategic Hotels & Resorts‡ *	90,470	1,197
Suffolk Bancorp	500	11
Summit Hotel Properties‡	4,100	51
Sun Bancorp*	540	10
Sun Communities‡	2,395	145
Sunstone Hotel Investors‡	10,189	168
Susquehanna Bancshares	29,013	390
SWS Group*	1,200	8
Symetra Financial	92,490	2,132
Talmer Bancorp, Cl A	900	13
Tejon Ranch*	800	24
Terreno Realty‡	1,800	37
Territorial Bancorp	384	8
Texas Capital Bancshares*	2,151	117

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Third Point Reinsurance*	2,717	$39
Tompkins Financial	791	44
Towne Bank	1,700	26
Trade Street Residential‡	900	7
Tree.com*	300	15
Trico Bancshares	1,100	27
TriState Capital Holdings*	900	9
TrustCo Bank	4,612	33
Trustmark	39,020	958
UMB Financial	1,910	109
UMH Properties‡	1,000	10
Umpqua Holdings	8,231	140
Union Bankshares	2,276	55
United Bankshares	3,431	128
United Community Banks	2,400	45
United Community Financial	2,100	11
United Financial Bancorp	2,651	38
United Fire Group	1,000	30
United Insurance Holdings	700	15
Universal Health Realty Income Trust‡	598	29
Universal Insurance Holdings	1,500	31
Univest Corp of Pennsylvania	934	19
Urstadt Biddle Properties, Cl A‡	1,271	28
Valley National Bancorp	11,157	108
Virtus Investment Partners	350	60
Walker & Dunlop*	800	14
Walter Investment Management*	1,725	28
Washington‡	3,360	93
Washington Federal	5,000	111
Washington Trust Bancorp	785	32
Waterstone Financial	1,600	21
Webster Financial	4,585	149
WesBanco	1,351	47
West Bancorporation	700	12
Westamerica Bancorporation	37,130	1,820
Western Alliance Bancorp*	3,661	102
Western Asset Mortgage Capital‡	2,051	30
Westwood Holdings Group	400	25
Whitestone, Cl B‡	1,100	17
Wilshire Bancorp	3,600	36
Wintrust Financial	2,210	103
WisdomTree Investments	63,229	991
World Acceptance*	400	32
WSFS Financial	400	31
Yadkin Financial*	1,081	21

		87,522

Description	Shares	Value (000)

Health Care — 12.4%
AAC Holdings*	10,100	$312
Abaxis	1,133	64
ABIOMED*	16,933	645
Acadia Healthcare*	21,011	1,286
ACADIA Pharmaceuticals*	3,994	127
Accelerate Diagnostics*	1,044	20
Acceleron Pharma*	900	35
Accuray*	3,669	28
AcelRx Pharmaceuticals*	1,700	12
Achaogen*	500	7
Achillion Pharmaceuticals*	4,800	59
Acorda Therapeutics*	12,371	506
Actinium Pharmaceuticals*	1,000	6
Addus HomeCare*	300	7
Adeptus Health, Cl A*	16,900	632
Aegerion Pharmaceuticals*	1,562	33
Aerie Pharmaceuticals*	500	15
Affymetrix*	3,694	37
Agenus*	2,500	10
Agios Pharmaceuticals*	700	79
Air Methods*	2,040	90
Akebia Therapeutics*	300	4
Akorn*	35,326	1,279
Albany Molecular Research*	1,300	21
Alder Biopharmaceuticals*	400	12
Alimera Sciences*	1,100	6
Alliance HealthCare Services*	300	6
Almost Family*	500	15
Alnylam Pharmaceuticals*	13,442	1,304
AMAG Pharmaceuticals*	31,570	1,346
Amedisys*	1,393	41
AMN Healthcare Services*	2,300	45
Ampio Pharmaceuticals*	1,700	6
Amsurg, Cl A*	2,181	119
Anacor Pharmaceuticals*	1,700	55
Analogic	571	48
AngioDynamics*	1,200	23
ANI Pharmaceuticals*	14,625	825
Anika Therapeutics*	800	33
Antares Pharma*	5,200	13
Applied Genetic Technologies*	300	6
Aratana Therapeutics*	1,300	23
Arena Pharmaceuticals*	11,328	39
ARIAD Pharmaceuticals*	8,500	58
Array BioPharma*	5,600	27
Arrowhead Research*	2,800	21

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

AtriCure*	1,300	$26
Atrion	62	21
Auspex Pharmaceuticals*	400	21
Auxilium Pharmaceuticals*	2,510	86
Avalanche Biotechnologies*	300	16
Avanir Pharmaceuticals, Cl A*	9,576	162
BioCryst Pharmaceuticals*	3,337	41
BioDelivery Sciences International*	2,300	28
Bio-Path Holdings*	3,000	8
Bio-Reference Laboratories*	1,200	39
BioScrip*	3,600	25
BioSpecifics Technologies*	200	8
Bio-Techne	21,080	1,948
BioTelemetry*	1,100	11
BioTime*	2,300	9
Bluebird Bio*	1,100	101
Brookdale Senior Living*	25,600	939
Calithera Biosciences*	400	8
Cambrex*	1,600	35
Cantel Medical	1,693	73
Capital Senior Living*	1,445	36
Cara Therapeutics*	100	1
Cardiovascular Systems*	1,379	42
Castlight Health, Cl B*	500	6
Catalent*	2,400	67
Celldex Therapeutics*	4,504	82
Cellular Dynamics International*	300	2
Cempra*	1,300	31
Cepheid*	3,451	187
Cerus*	4,400	27
Chemed	897	95
ChemoCentryx*	1,400	10
Chimerix*	1,400	56
Civitas Solutions*	600	10
Clovis Oncology*	1,237	69
Computer Programs & Systems	582	35
CONMED	1,366	61
Corcept Therapeutics*	3,100	9
CorVel*	500	19
Cross Country Healthcare*	1,800	22
CryoLife	1,600	18
CTI BioPharma*	8,100	19
Cyberonics*	1,322	74
Cynosure, Cl A*	1,100	30
Cytokinetics*	1,600	13
Cytori Therapeutics*	2,600	1
CytRx*	2,300	6

Description	Shares	Value (000)

Depomed*	48,275	$778
Derma Sciences*	1,400	13
DexCom*	23,667	1,303
Dyax*	6,813	96
Dynavax Technologies*	1,540	26
Edwards Lifesciences*	6,470	824
Emergent Biosolutions*	1,479	40
Enanta Pharmaceuticals*	500	25
Endocyte*	1,500	9
Endologix*	3,039	46
Ensign Group	1,043	46
Envision Healthcare Holdings*	28,255	980
Enzo Biochem*	1,600	7
Epizyme*	700	13
Esperion Therapeutics*	300	12
Exact Sciences*	37,587	1,031
Exactech*	600	14
ExamWorks Group*	33,051	1,375
Exelixis*	9,975	14
FibroGen*	500	14
Five Prime Therapeutics*	800	22
Five Star Quality Care*	1,800	7
Flamel Technologies ADR*	61,964	1,061
Fluidigm*	1,398	47
Foundation Medicine*	700	16
Galectin Therapeutics*	700	2
Galena Biopharma*	6,500	10
GenMark Diagnostics*	2,200	30
Genocea Biosciences*	100	1
Genomic Health*	900	29
Gentiva Health Services*	1,600	30
Geron*	7,700	25
Globus Medical, Cl A*	3,096	74
Greatbatch*	1,237	61
Haemonetics*	2,553	96
Halozyme Therapeutics*	4,979	48
Hanger*	1,915	42
Health Net*	21,500	1,151
HealthEquity*	500	13
HealthSouth	64,726	2,489
HealthStream*	1,000	29
Healthways*	1,500	30
HeartWare International*	870	64
Heron Therapeutics*	1,500	15
HMS Holdings*	4,342	92
Horizon Pharma*	47,871	617
Hospira*	14,800	907

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Hyperion Therapeutics*	800	$19
ICU Medical*	700	57
Idera Pharmaceuticals*	2,400	11
IDEXX Laboratories*	4,400	652
Immune Design*	300	9
ImmunoGen*	3,845	23
Immunomedics*	3,600	17
Impax Laboratories*	3,478	110
INC Research Holdings, Cl A*	500	13
Incyte*	6,300	461
Infinity Pharmaceuticals*	2,400	41
Inogen*	17,875	561
Inovio Pharmaceuticals*	3,100	28
Insmed*	2,324	36
Insulet*	2,813	130
Insys Therapeutics*	492	21
Integra LifeSciences Holdings*	1,243	67
Intra-Cellular Therapies*	700	12
Intrexon*	1,648	45
Invacare	1,604	27
IPC The Hospitalist*	900	41
Ironwood Pharmaceuticals, Cl A*	5,983	92
Isis Pharmaceuticals*	28,105	1,735
Jazz Pharmaceuticals*	2,800	458
K2M Group Holdings*	400	8
Karyopharm Therapeutics*	700	26
Keryx Biopharmaceuticals*	4,477	63
Kindred Biosciences*	300	2
Kindred Healthcare	116,570	2,119
Kite Pharma*	400	23
KYTHERA Biopharmaceuticals*	900	31
Landauer	500	17
Lannett*	1,300	56
LDR Holding*	30,335	994
Lexicon Pharmaceuticals*	14,000	13
LHC Group*	600	19
LifePoint Hospitals*	13,600	978
Ligand Pharmaceuticals*	900	48
Luminex*	1,800	34
MacroGenics*	1,000	35
Magellan Health*	1,344	81
MannKind*	11,032	58
Masimo*	2,215	58
MedAssets*	3,200	63
Medicines*	3,290	91
Medidata Solutions*	2,751	131
Medivation*	16,708	1,664

Description	Shares	Value (000)

Merge Healthcare*	3,900	$14
Meridian Bioscience	1,916	32
Merit Medical Systems*	2,100	36
Merrimack Pharmaceuticals*	5,100	58
MiMedx Group*	48,415	558
Mirati Therapeutics*	400	7
Molina Healthcare*	1,477	79
Momenta Pharmaceuticals*	2,353	28
MWI Veterinary Supply*	4,859	826
NanoString Technologies*	500	7
NanoViricides*	1,600	4
National Healthcare	500	31
National Research, Cl A	600	8
Natus Medical*	1,583	57
Navidea Biopharmaceuticals*	6,600	12
Nektar Therapeutics*	6,350	98
Neogen*	1,873	93
NeoStem*	1,200	5
Neuralstem*	4,300	12
Neurocrine Biosciences*	3,883	87
Nevro*	400	15
NewLink Genetics*	941	37
Northwest Biotherapeutics*	1,400	7
Novavax*	12,000	71
NPS Pharmaceuticals*	5,301	190
NuVasive*	2,221	105
NxStage Medical*	61,426	1,101
Ohr Pharmaceutical*	1,000	8
Omeros*	1,700	42
Omnicell*	1,782	59
OncoMed Pharmaceuticals*	500	11
Oncothyreon*	5,300	10
Ophthotech*	700	31
OPKO Health*	9,774	98
OraSure Technologies*	2,800	28
Orexigen Therapeutics*	6,227	38
Organovo Holdings*	3,300	24
Orthofix International*	959	29
Osiris Therapeutics*	900	14
Otonomy*	400	13
OvaScience*	700	31
Owens & Minor	3,159	111
Oxford Immunotec Global*	800	11
Pacific Biosciences of California*	2,800	22
Pacira Pharmaceuticals*	16,486	1,462
Pain Therapeutics*	1,500	3
PAREXEL International*	2,869	159

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

PDL BioPharma	7,931	$61
Peregrine Pharmaceuticals*	7,200	10
Pernix Therapeutics Holdings*	76,650	720
PharMerica*	1,500	31
Phibro Animal Health, Cl A	700	22
PhotoMedex*	400	1
Portola Pharmaceuticals*	1,999	57
POZEN*	1,700	14
PRA Health Sciences*	1,000	24
Prestige Brands Holdings*	2,560	89
Progenics Pharmaceuticals*	3,500	26
Prothena*	1,400	29
Providence Service*	646	24
PTC Therapeutics*	12,100	626
Puma Biotechnology*	3,438	651
Quality Systems	2,700	42
Quidel*	1,500	43
Radius Health*	400	16
RadNet*	1,400	12
Raptor Pharmaceutical*	3,300	35
Receptos*	1,100	135
Regulus Therapeutics*	700	11
Relypsa*	800	25
Repligen*	1,600	32
Repros Therapeutics*	1,000	10
Retrophin*	1,000	12
Revance Therapeutics*	500	8
Rigel Pharmaceuticals*	3,500	8
Rockwell Medical*	2,400	25
RTI Surgical*	2,500	13
Sage Therapeutics*	300	11
Sagent Pharmaceuticals*	1,023	26
Sangamo BioSciences*	3,300	50
Sarepta Therapeutics*	2,200	32
SciClone Pharmaceuticals*	2,400	21
Select Medical Holdings	4,000	58
Sequenom*	5,500	20
Skilled Healthcare Group, Cl A*	900	8
Spectranetics*	38,300	1,324
Spectrum Pharmaceuticals*	3,199	22
STAAR Surgical*	2,000	18
Stemline Therapeutics*	400	7
STERIS	19,568	1,269
Sucampo Pharmaceuticals, Cl A*	900	13
Sunesis Pharmaceuticals*	2,200	6
Supernus Pharmaceuticals*	1,700	14
Surgical Care Affiliates*	600	20

Description	Shares	Value (000)

SurModics*	800	$18
Symmetry Surgical*	550	4
Synageva BioPharma*	1,011	94
Synergy Pharmaceuticals*	5,200	16
Synta Pharmaceuticals*	4,100	11
Tandem Diabetes Care*	400	5
Team Health Holdings*	31,268	1,799
Tenet Healthcare*	9,000	456
TESARO*	1,000	37
Tetraphase Pharmaceuticals*	1,100	44
TG Therapeutics*	1,000	16
TherapeuticsMD*	5,900	26
Theravance	4,000	57
Theravance Biopharma*	1,200	18
Thoratec*	2,848	92
Threshold Pharmaceuticals*	3,400	11
Tornier*	1,800	46
TransEnterix*	1,400	4
Triple-S Management, Cl B*	1,300	31
TriVascular Technologies*	400	5
Ultragenyx Pharmaceutical*	400	18
Unilife*	6,400	21
Universal American*	1,800	17
Universal Health Services, Cl B	4,500	501
US Physical Therapy	600	25
Utah Medical Products	200	12
Vanda Pharmaceuticals*	1,600	23
Vascular Solutions*	800	22
Veracyte*	100	1
Verastem*	900	8
Versartis*	300	7
Vital Therapies*	300	7
VIVUS*	4,268	12
Vocera Communications*	1,099	11
Volcano*	2,466	44
WellCare Health Plans*	2,180	179
West Pharmaceutical Services	3,594	191
Wright Medical Group*	2,471	66
Xencor*	600	10
XenoPort*	2,800	25
XOMA*	4,000	14
Zeltiq Aesthetics*	34,324	958
ZIOPHARM Oncology*	3,600	18
Zogenix*	4,400	6
ZS Pharma*	400	17

		55,486

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Industrials — 17.0%
AAON	2,000	$45
AAR	1,914	53
ABM Industries	48,557	1,391
Acacia Research	98,519	1,669
ACCO Brands*	5,600	51
Accuride*	1,500	7
Aceto	1,600	35
Actuant, Cl A	3,281	89
Acuity Brands	7,300	1,023
Advanced Drainage Systems	800	18
Advisory Board*	1,862	91
Aegion, Cl A*	1,900	35
Aerovironment*	1,000	27
Air Transport Services Group*	2,500	21
Aircastle	3,400	73
Alamo Group	300	15
Albany International, Cl A	1,415	54
Allegiant Travel, Cl A	628	94
Altra Industrial Motion	1,300	37
Ameresco, Cl A*	800	6
American Railcar Industries	500	26
American Science & Engineering	400	21
American Woodmark*	700	28
Apogee Enterprises	36,760	1,558
Applied Industrial Technologies	1,994	91
ARC Document Solutions*	2,000	20
ArcBest	1,300	60
Argan	700	24
Astec Industries	35,092	1,379
Astronics, Cl A*	1,040	57
Atlas Air Worldwide Holdings*	1,200	59
AZZ	1,190	56
Baltic Trading	2,000	5
Barnes Group	2,640	98
Barrett Business Services	400	11
Beacon Roofing Supply*	2,479	69
Blount International*	2,400	42
Brady, Cl A	2,391	65
Briggs & Stratton	76,673	1,566
Brink’s	2,330	57
Builders FirstSource*	2,800	19
CAI International*	800	19
Capstone Turbine*	19,700	15
Carlisle	23,490	2,120
Casella Waste Systems, Cl A*	1,600	6
CBIZ*	1,991	17

Description	Shares	Value (000)

CDI	600	$11
Ceco Environmental	1,200	19
Celadon Group	1,200	27
Cenveo*	2,200	5
Chart Industries*	1,579	54
Chicago Bridge & Iron	52,280	2,195
Cintas	16,100	1,263
CIRCOR International	900	54
Civeo	4,951	20
CLARCOR	27,825	1,854
Columbus McKinnon	1,000	28
Comfort Systems USA	1,860	32
Commercial Vehicle Group*	1,000	7
Continental Building Products*	500	9
Corporate Executive Board	1,731	126
CRA International*	400	12
Crane	10,075	591
Cubic	949	50
Curtiss-Wright	2,377	168
Deluxe	38,742	2,412
DigitalGlobe*	3,808	118
Douglas Dynamics	1,271	27
Ducommun*	500	13
DXP Enterprises*	33,966	1,716
Dycom Industries*	1,659	58
Dynamic Materials	800	13
Echo Global Logistics*	1,200	35
EMCOR Group	3,340	149
Encore Wire	1,051	39
Energy Recovery*	1,900	10
EnerSys	2,319	143
Engility Holdings*	900	39
Ennis	1,300	18
Enphase Energy*	1,000	14
EnPro Industries*	1,100	69
Erickson*	300	3
ESCO Technologies	1,400	52
Esterline Technologies*	1,535	168
ExOne*	500	8
Exponent	600	50
Federal Signal	2,996	46
Forward Air	9,746	491
Franklin Covey*	700	14
Franklin Electric	2,469	93
FreightCar America	500	13
FRP Holdings*	300	12
FTI Consulting*	2,109	81

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

FuelCell Energy*	11,600	$18
Furmanite*	1,795	14
G&K Services, Cl A	1,046	74
GenCorp*	2,793	51
Generac Holdings*	3,509	164
General Cable	2,442	36
General Finance*	600	6
Gibraltar Industries*	1,500	24
Global Brass & Copper Holdings	900	12
Global Power Equipment Group	800	11
Gorman-Rupp	900	29
GP Strategies*	600	20
GrafTech International*	5,280	27
Graham	600	17
Granite Construction	67,794	2,578
Great Lakes Dredge & Dock	2,900	25
Greenbrier	1,300	70
Griffon	1,900	25
H&E Equipment Services	1,531	43
Harsco	189,463	3,579
Hawaiian Holdings*	59,000	1,537
Healthcare Services Group	3,478	108
Heartland Express	46,066	1,244
HEICO	3,302	199
Heidrick & Struggles International	900	21
Heritage-Crystal Clean*	500	6
Herman Miller	57,426	1,690
Hexcel*	48,502	2,012
Hill International*	1,200	5
Hillenbrand	3,116	108
HNI	2,305	118
Houston Wire & Cable	1,100	13
Hub Group, Cl A*	1,782	68
Hurco	300	10
Huron Consulting Group*	1,137	78
Hyster-Yale Materials Handling	473	35
ICF International*	1,000	41
InnerWorkings*	2,000	16
Insperity	1,100	37
Insteel Industries	875	21
Interface, Cl A	3,423	56
International Shipholding	300	4
JetBlue Airways*	102,160	1,620
John Bean Technologies	1,400	46
Kadant	600	26
Kaman	1,445	58
Kelly Services, Cl A	1,348	23

Description	Shares	Value (000)

KEYW Holding*	1,700	$18
Kforce	1,200	29
Kimball International, Cl B	1,800	16
Knight Transportation	40,800	1,373
Knightsbridge Shipping	1,590	7
Knoll	43,734	926
Korn*	2,466	71
Kratos Defense & Security Solutions*	2,700	14
Layne Christensen*	800	8
LB Foster, Cl A	500	24
Lindsay	600	51
LMI Aerospace*	600	8
LSI Industries	900	6
Lydall*	805	26
Manitex International*	600	8
Marten Transport	1,300	28
Masonite International*	13,066	803
MasTec*	3,202	72
Matson	2,065	71
Matthews International, Cl A	1,405	68
McGrath RentCorp	26,550	952
Meritor*	5,000	76
Middleby*	16,851	1,670
Miller Industries	500	10
Mistras Group*	700	13
Mobile Mini	2,418	98
Moog, Cl A*	2,109	156
MSA Safety	1,370	73
Mueller Industries	2,774	95
Mueller Water Products, Cl A	7,890	81
Multi-Color	600	33
MYR Group*	1,000	27
National Presto Industries	300	17
Navigant Consulting*	2,664	41
Navios Maritime Holdings	4,100	17
NCI Building Systems*	1,600	30
NL Industries	500	4
NN	1,000	21
Norcraft*	500	10
Nortek*	500	41
Northwest Pipe*	500	15
On Assignment*	2,681	89
Orbital Sciences*	3,108	84
Orion Marine Group*	1,200	13
Pall	7,700	779
PAM Transportation Services*	200	10
Park-Ohio Holdings	400	25

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Patrick Industries*	400	$18
Paylocity Holding*	400	10
Pendrell*	6,500	9
Performant Financial*	1,500	10
PGT*	2,100	20
Pitney Bowes	37,268	908
Plug Power*	9,192	28
Ply Gem Holdings*	900	13
Polypore International*	2,281	107
Powell Industries	434	21
Power Solutions International*	200	10
PowerSecure International*	1,300	15
Preformed Line Products	100	5
Primoris Services	2,000	46
Proto Labs*	1,128	76
Quad	1,400	32
Quality Distribution*	1,500	16
Quanex Building Products	1,900	36
Raven Industries	1,770	44
RBC Bearings	1,160	75
Regal-Beloit	27,537	2,071
Republic Airways Holdings*	2,600	38
Resources Connection	79,899	1,314
Revolution Lighting Technologies*	1,900	3
Rexnord*	3,805	107
Roadrunner Transportation Systems*	1,389	32
Robert Half International	41,600	2,429
RPX*	2,700	37
Rush Enterprises, Cl A*	1,772	57
Ryder System	9,800	910
Safe Bulkers	2,400	9
Saia*	1,229	68
Scorpio Bulkers*	7,369	15
SIFCO Industries	150	4
Simpson Manufacturing	16,418	568
SkyWest	2,300	31
SP Plus*	700	18
Sparton*	500	14
Standex International	640	49
Steelcase, Cl A	139,266	2,500
Sterling Construction*	700	4
Stock Building Supply Holdings*	600	9
Sun Hydraulics	1,127	44
Swift Transportation, Cl A*	88,824	2,543
TAL International Group	1,747	76
TASER International*	40,737	1,079
Team*	1,044	42

Description	Shares	Value (000)

Teledyne Technologies*	1,893	$194
Tennant	941	68
Tetra Tech	3,282	88
Textainer Group Holdings	1,100	38
Thermon Group Holdings*	1,600	39
Titan International	2,300	24
Titan Machinery*	1,100	15
Trex*	1,700	72
TriMas*	2,199	69
TriNet Group*	700	22
Trinity Industries	62,190	1,742
TrueBlue*	2,189	49
Tutor Perini*	2,009	48
Twin Disc	500	10
Ultrapetrol Bahamas*	1,500	3
UniFirst	19,483	2,366
United Stationers	1,963	83
Universal Forest Products	923	49
Universal Truckload Services	300	9
US Ecology	1,100	44
USA Truck*	300	9
UTi Worldwide*	4,410	53
Viad	1,000	27
Vicor*	700	8
Virgin America*	800	35
VSE	200	13
Wabash National*	3,270	40
WageWorks*	29,255	1,889
Watsco	10,100	1,081
Watts Water Technologies, Cl A	1,395	88
Werner Enterprises	2,300	72
Wesco Aircraft Holdings*	2,806	39
West	2,000	66
Woodward	3,292	162
Xerium Technologies*	500	8
XPO Logistics*	76,071	3,110
YRC Worldwide*	1,542	35

		76,218

Information Technology — 18.6%
A10 Networks*	600	3
ACI Worldwide*	5,768	116
Actua*	59,212	1,094
Actuate*	2,100	14
Acxiom*	3,805	77
ADTRAN	53,754	1,172
Advanced Energy Industries*	2,200	52
Advent Software	2,541	78

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Agilysys*	600	$7
Alliance Fiber Optic Products	500	7
Alpha & Omega Semiconductor*	1,100	10
Ambarella*	1,500	76
Amber Road*	400	4
American Software, Cl A	1,500	14
Amkor Technology*	4,700	33
Angie’s List*	2,061	13
Anixter International*	1,300	115
Applied Micro Circuits*	4,000	26
Applied Optoelectronics*	900	10
Aruba Networks*	5,202	94
Aspen Technology*	4,550	159
Audience*	600	3
Autodesk*	23,605	1,418
AVG Technologies*	1,800	35
Avnet	50,850	2,188
Axcelis Technologies*	4,900	12
Badger Meter	768	45
Bankrate*	3,168	39
Barracuda Networks*	26,475	949
Bazaarvoice*	2,200	18
Bel Fuse, Cl B	600	16
Belden	2,168	171
Benchmark Electronics*	2,500	64
Benefitfocus*	200	7
Black Box	700	17
Blackbaud	9,885	428
Blackhawk Network Holdings, Cl A*	22,534	874
Blucora*	2,158	30
Borderfree*	400	4
Bottomline Technologies*	2,103	53
Brightcove*	1,400	11
BroadSoft*	1,428	41
Brocade Communications Systems	196,400	2,325
Brooks Automation	3,200	41
Cabot Microelectronics*	1,206	57
CACI International, Cl A*	1,169	101
CalAmp*	1,774	32
Calix*	2,300	23
Callidus Software*	65,763	1,074
Carbonite*	700	10
Cardtronics*	2,163	83
Care.com*	100	1
Cascade Microtech*	600	9
Cass Information Systems	600	32
Cavium*	19,510	1,206

Description	Shares	Value (000)

CEVA*	1,000	$18
ChannelAdvisor*	1,100	24
Checkpoint Systems*	2,200	30
Ciber*	4,800	17
Ciena*	5,146	100
Cimpress*	1,619	121
Cirrus Logic*	3,000	71
Clearfield*	500	6
Cognex*	4,419	183
Coherent*	1,236	75
Cohu	64,300	765
CommVault Systems*	2,238	116
Computer Task Group	600	6
comScore*	59,149	2,746
Comtech Telecommunications	800	25
Comverse*	1,300	24
Constant Contact*	30,119	1,105
Control4*	600	9
Convergys	5,031	102
Cornerstone OnDemand*	2,602	92
CoStar Group*	4,950	909
Covisint*	2,211	6
Cray*	19,050	657
CSG Systems International	1,670	42
CTS	1,866	33
CUI Global*	800	6
Cvent*	1,000	28
Cyan*	1,400	4
Cypress Semiconductor	80,665	1,152
Daktronics	2,000	25
Datalink*	800	10
Dealertrack Technologies*	16,630	737
Demand Media*	300	2
Demandware*	1,500	86
Dice Holdings*	1,700	17
Diebold	54,654	1,893
Digi International*	1,600	15
Digimarc*	300	8
Digital River*	1,673	41
Diodes*	1,700	47
Dot Hill Systems*	2,800	12
DSP Group*	900	10
DTS*	27,400	843
E2open*	1,000	10
EarthLink Holdings	4,700	21
Eastman Kodak*	900	20
Ebix	1,400	24

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Electro Rent	700	$10
Electro Scientific Industries	1,000	8
Electronic Arts*	14,680	690
Electronics For Imaging*	23,119	990
Ellie Mae*	1,399	56
Emulex*	3,764	21
Endurance International Group Holdings*	67,820	1,250
EnerNOC*	1,300	20
Entegris*	6,509	86
Entropic Communications*	5,600	14
Envestnet*	21,800	1,071
EPAM Systems*	1,700	81
Epiq Systems	1,400	24
ePlus*	300	23
Euronet Worldwide*	2,528	139
EVERTEC	3,192	71
Everyday Health*	400	6
Exar*	1,900	19
ExlService Holdings*	1,602	46
Extreme Networks*	5,700	20
F5 Networks*	16,100	2,100
Fabrinet*	1,700	30
Fair Isaac	1,606	116
Fairchild Semiconductor International, Cl A*	6,200	105
FARO Technologies*	19,663	1,232
FEI	2,106	190
Finisar*	4,990	97
Five9*	800	4
FleetMatics Group*	23,891	848
FormFactor*	2,600	22
Forrester Research	600	24
Fortinet*	48,700	1,493
Gigamon*	1,200	21
Global Cash Access Holdings*	3,078	22
Global Payments	22,100	1,784
Glu Mobile*	4,700	18
Gogo*	2,600	43
GrubHub*	500	18
GSI Group*	1,400	21
GTT Communications*	700	9
Guidance Software*	700	5
Guidewire Software*	3,373	171
Hackett Group	1,000	9
Harmonic*	4,727	33
Heartland Payment Systems	1,703	92

Description	Shares	Value (000)

Higher One Holdings*	1,300	$5
HubSpot*	300	10
iGATE*	1,900	75
II-VI*	2,635	36
Immersion*	1,352	13
Imperva*	1,040	51
Infinera*	59,027	869
Infoblox*	2,655	54
Information Services Group*	1,600	7
Inphi*	1,482	27
Insight Enterprises*	2,174	56
Integrated Device Technology*	103,078	2,020
Integrated Silicon Solution	1,400	23
Interactive Intelligence Group*	800	38
InterDigital	1,900	101
Internap*	2,600	21
International Rectifier*	3,476	139
Intersil, Cl A	6,666	96
Intevac*	1,000	8
Intralinks Holdings*	1,900	23
InvenSense, Cl A*	3,429	56
Itron*	2,000	85
Ixia*	2,800	32
IXYS	1,400	18
j2 Global	16,389	1,016
Jive Software*	1,800	11
Kemet*	2,900	12
Kimball Electronics*	1,350	16
Kofax*	3,900	27
Kopin*	2,700	10
KVH Industries*	1,000	13
Lattice Semiconductor*	6,412	44
Lexmark International, Cl A	49,353	2,037
Limelight Networks*	2,300	6
Lionbridge Technologies*	3,500	20
Liquidity Services*	1,500	12
Littelfuse	1,111	107
LivePerson*	44,181	623
LogMeIn*	19,821	978
Luxoft Holding, Cl A*	400	15
M/A-COM TTechnology Solutions Holdings*	700	22
Manhattan Associates*	3,730	152
ManTech International, Cl A	1,200	36
Marchex, Cl B	1,600	7
Marin Software*	1,200	10
Marketo*	1,191	39

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Mavenir Systems*	400	$5
MAXIMUS	3,360	184
MaxLinear, Cl A*	1,100	8
Maxwell Technologies*	1,300	12
Mellanox Technologies*	11,600	496
Mentor Graphics	4,792	105
Mercury Systems*	1,900	26
Mesa Laboratories	100	8
Methode Electronics	1,800	66
Micrel	139,735	2,028
Microsemi*	4,723	134
MicroStrategy, Cl A*	400	65
Millennial Media*	3,100	5
MKS Instruments	2,638	97
Model N*	977	10
ModusLink Global Solutions*	1,500	6
MoneyGram International*	1,386	13
Monolithic Power Systems	2,000	99
Monotype Imaging Holdings	1,910	55
Monster Worldwide*	5,000	23
MTS Systems	795	60
Multi-Fineline Electronix*	500	6
Nanometrics*	1,400	24
NETGEAR*	1,669	59
NetScout Systems*	1,800	66
NeuStar, Cl A*	2,600	72
Newport*	2,150	41
NIC	3,190	57
Nimble Storage*	400	11
Numerex, Cl A*	600	7
NVE*	200	14
Oclaro*	3,800	7
OmniVision Technologies*	2,762	72
OPOWER*	400	6
OSI Systems*	1,010	71
Palo Alto Networks*	8,000	981
Pandora Media*	15,750	281
Park City Group*	500	5
Park Electrochemical	1,073	27
ParkerVision*	3,900	4
Paycom Software*	400	11
PC Connection	400	10
PDF Solutions*	1,600	24
Pegasystems	1,839	38
Perficient*	1,706	32
Pericom Semiconductor*	900	12
Photronics*	2,894	24

Description	Shares	Value (000)

Plantronics	21,024	$1,115
Plexus*	1,632	67
PMC-Sierra*	8,018	73
Polycom*	6,777	91
Power Integrations	1,583	82
PRGX Global*	1,200	7
Procera Networks*	1,300	9
Progress Software*	2,664	72
Proofpoint*	53,506	2,581
PROS Holdings*	1,133	31
Q2 Holdings*	500	9
QAD, Cl A	200	5
Qlik Technologies*	4,422	137
QLogic*	4,015	53
Qualys*	30,900	1,166
Quantum*	296,675	522
QuickLogic*	2,200	7
QuinStreet*	1,300	8
Rackspace Hosting*	29,100	1,362
Radware*	69,825	1,538
Rally Software Development*	1,500	17
Rambus*	5,600	62
RealD*	2,200	26
RealNetworks*	900	6
RealPage*	2,500	55
Reis	423	11
RF Micro Devices*	14,425	239
Rightside Group*	300	2
Rocket Fuel*	1,000	16
Rofin-Sinar Technologies*	1,400	40
Rogers*	900	73
Rosetta Stone*	900	9
Rubicon Project*	500	8
Rubicon Technology*	900	4
Ruckus Wireless*	3,500	42
Rudolph Technologies*	1,900	19
Sanmina*	4,215	99
Sapiens International*	1,247	9
Sapient*	5,881	146
ScanSource*	1,509	61
Science Applications International	2,009	100
SciQuest*	1,600	23
Seachange International*	1,500	10
Semtech*	3,408	94
ServiceNow*	40,145	2,724
ServiceSource International*	3,800	18
ShoreTel*	3,600	26

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Shutterstock*	797	$55
Silicon Graphics International*	1,600	18
Silicon Image*	3,600	20
Silicon Laboratories*	2,200	105
Silver Spring Networks*	2,000	17
SolarWinds*	19,275	960
Sonus Networks*	11,881	47
Spansion, Cl A*	3,055	105
Speed Commerce*	1,900	6
SPS Commerce*	800	45
SS&C Technologies Holdings	3,378	198
Stamps.com*	14,700	705
Super Micro Computer*	23,700	827
Sykes Enterprises*	2,000	47
Synaptics*	1,782	123
Synchronoss Technologies*	20,239	847
SYNNEX	1,394	109
Syntel*	1,600	72
Take-Two Interactive Software*	4,122	116
Tangoe*	2,000	26
TechTarget*	800	9
TeleCommunication Systems, Cl A*	3,200	10
Telenav*	1,100	7
TeleTech Holdings*	800	19
Tessco Technologies	200	6
Tessera Technologies	25,747	921
Textura*	900	26
TiVo*	5,091	60
Travelzoo*	300	4
Tremor Video*	1,700	5
TriQuint Semiconductor*	8,639	238
TrueCar*	400	9
Trulia*	1,882	87
TTM Technologies*	2,900	22
TubeMogul*	19,525	440
Tyler Technologies*	8,942	979
Ubiquiti Networks	1,560	46
Ultimate Software Group*	1,379	202
Ultra Clean Holdings*	1,700	16
Ultratech*	1,404	26
Unisys*	2,561	75
Universal Display*	2,153	60
Unwired Planet*	4,100	4
Varonis Systems*	200	7
VASCO Data Security International*	44,250	1,248
Veeco Instruments*	1,926	67
VeriFone Systems*	40,900	1,521

Description	Shares	Value (000)

Verint Systems*	28,094	$1,637
ViaSat*	2,073	131
Violin Memory*	3,500	17
VirnetX Holding*	2,200	12
Virtusa*	1,299	54
Vishay Intertechnology	155,460	2,200
Vishay Precision Group*	500	9
Vitesse Semiconductor*	2,300	9
Vringo*	4,200	2
Web.com Group*	2,651	50
WebMD Health, Cl A*	1,990	79
WEX*	1,946	192
Wix.com*	700	15
Xcerra*	2,300	21
XO Group*	1,300	24
Xoom*	1,600	28
Yelp, Cl A*	17,090	935
YuMe*	900	5
Zendesk*	500	12
Zix*	2,400	9

		83,456

Materials — 4.1%
A Schulman	1,528	62
Advanced Emissions Solutions*	1,000	23
AEP Industries*	200	12
AK Steel Holding*	9,152	54
Allied Nevada Gold*	6,100	5
AM Castle*	1,300	10
American Vanguard	1,400	16
Ampco-Pittsburgh	500	10
AptarGroup	32,100	2,145
Avery Dennison	47,815	2,481
Axiall	3,457	147
Balchem	1,565	104
Berry Plastics Group*	4,600	145
Boise Cascade*	1,907	71
Calgon Carbon*	2,600	54
Century Aluminum*	2,564	63
Chase	300	11
Chemtura*	4,348	108
Clearwater Paper*	1,000	69
Coeur Mining*	4,776	24
Commercial Metals	5,737	93
Compass Minerals International	5,800	504
Deltic Timber	542	37
Ferro*	3,403	44

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Flotek Industries*	2,600	$49
FutureFuel	900	12
Globe Specialty Metals	4,400	76
Gold Resource	1,900	6
Graphic Packaging Holding*	96,245	1,311
Greif, Cl A	28,680	1,355
Handy & Harman*	200	9
Hawkins	600	26
Haynes International	19,423	942
HB Fuller	2,468	110
Headwaters*	71,655	1,074
Hecla Mining	18,622	52
Horsehead Holding*	2,729	43
Innophos Holdings	1,103	64
Innospec	1,244	53
Intrepid Potash*	2,674	37
Kaiser Aluminum	908	65
KapStone Paper and Packaging	4,329	127
KMG Chemicals	500	10
Koppers Holdings	948	25
Kraton Performance Polymers*	1,700	35
Kronos Worldwide	89,074	1,160
Landec*	1,500	21
Louisiana-Pacific*	7,003	116
LSB Industries*	1,000	31
Marrone Bio Innovations*	400	1
Materion	1,053	37
Minerals Technologies	1,707	119
Molycorp*	11,200	10
Myers Industries	1,198	21
Neenah Paper	864	52
Noranda Aluminum Holding	2,100	7
Olin	4,029	92
Olympic Steel	400	7
OM Group	1,619	48
OMNOVA Solutions*	2,100	17
PH Glatfelter	1,976	51
PolyOne	64,433	2,443
Quaker Chemical	610	56
Rentech*	13,500	17
Resolute Forest Products*	3,200	56
RTI International Metals*	1,500	38
Schnitzer Steel Industries, Cl A	1,458	33
Schweitzer-Mauduit International	1,544	65
Senomyx*	2,400	14
Sensient Technologies	2,437	147
Stepan	1,000	40

Description	Shares	Value (000)

Stillwater Mining*	6,228	$92
SunCoke Energy	3,224	62
Trecora Resources*	1,200	18
Tredegar	1,200	27
Trinseo*	600	10
Tronox, Cl A	2,997	72
UFP Technologies*	300	7
United States Lime & Minerals	100	7
Universal Stainless & Alloy Products*	300	8
US Concrete*	800	23
Vulcan Materials	20,600	1,354
Walter Energy	3,146	4
Wausau Paper	2,000	23
Worthington Industries	2,532	76
Zep	1,100	17

		18,272

Telecommunication Services — 0.7%
8x8*	89,300	818
Atlantic Telegraph-Network	492	33
Boingo Wireless*	1,200	9
Cincinnati Bell*	11,500	37
Cogent Communications Holdings	2,251	80
Consolidated Communications Holdings	2,596	72
FairPoint Communications*	1,200	17
General Communication, Cl A*	1,900	26
Globalstar*	14,782	41
Hawaiian Telcom Holdco*	600	17
IDT, Cl B	1,000	20
inContact*	87,480	769
Inteliquent	1,600	31
Intelsat*	1,400	24
Iridium Communications*	4,148	40
Lumos Networks	916	15
magicJack VocalTec*	700	6
NTELOS Holdings	1,100	5
ORBCOMM*	2,700	18
Premiere Global Services*	2,744	29
RingCentral, Cl A*	47,703	712
Shenandoah Telecommunications	1,200	38
Spok Holdings	1,200	21
Vonage Holdings*	8,700	33

		2,911

Utilities — 0.8%
Abengoa Yield	1,300	36
ALLETE	2,221	122
American States Water	1,873	71

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Small Cap Equity Fund

Description	Shares	Value (000)

Artesian Resources, Cl A	300	$7
Atlantic Power	5,300	14
Avista	3,000	106
Black Hills	2,119	112
California Water Service Group	11,530	284
Chesapeake Utilities	690	34
Cleco	3,024	165
Connecticut Water Service	523	19
Dynegy, Cl A*	6,137	186
El Paso Electric	1,958	78
Empire District Electric	2,181	65
IDACORP	2,474	164
Laclede Group	2,200	117
MGE Energy	1,782	81
Middlesex Water	800	18
New Jersey Resources	2,108	129
Northwest Natural Gas	1,340	67
NorthWestern	2,400	136
NRG Yield, Cl A	1,122	53
ONE Gas	2,600	107
Ormat Technologies	800	22
Otter Tail	1,774	55
Pattern Energy Group, Cl A	2,101	52
Piedmont Natural Gas	3,823	151
PNM Resources	4,009	119
Portland General Electric	3,900	148
SJW	800	26
South Jersey Industries	1,698	100
Southwest Gas	2,305	142
TerraForm Power, Cl A	1,200	37
UIL Holdings	2,863	125
Unitil	717	26
Vivint Solar*	1,000	9
WGL Holdings	2,553	139
York Water	600	14

		3,336

Total Common Stock (Cost $405,261) (000)		437,378

	Number of Rights
RIGHTS — 0.0%
Central European Media*	50	—
Chelsea Therapeutics International (B)*	2,000	—
Durata Therapeutics (B)*	900	—
Furiex Pharmaceuticals (B)*	300	—
Leap Wireless (B)*	2,300	—

Total Rights (Cost $—) (000)		—

Description	Shares	Value (000)

SHORT-TERM INVESTMENT (C) — 3.8%
State Street Institutional Liquid Reserves Fund, 0.000%	16,990,281	$16,990

Total Short-Term Investment (Cost $16,990) (000)		16,990

Total Investments — 101.4% (Cost $422,251) (000)		$454,368

Percentages are based on net assets of $448,240 (000).

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
Russell 2000 Index E-MINI	26	Mar-2015	$42

For the period ended December 31, 2014, the monthly average value of futures contracts held was $3,047 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees. The total value of such securities as of December 31, 2014, was $17 (000) and represented 0.00% of net assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2014, was $0 (000) and represented 0.00% of net assets.
(C)	The rate reported is the 7-day effective yield as of December 31, 2014.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$437,378	$—	$—	$437,378
Rights	—	—	—	—
Short-Term Investment	16,990	—	—	16,990

Total Investments in Securities	$454,368	$—	$—	$454,368

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts†
Unrealized Depreciation	$42	$—	$—	$42

Total Other Financial Instruments	$42	$—	$—	$42

†	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of December 31, 2014, there were Level 3 investments with a total value of $0 and represented 0.00% of net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

COMMON STOCK — 95.9%
Australia — 2.9%
AGL Energy	15,692	$171
ALS	30,693	133
Alumina*	488,481	706
Amcor	63,869	703
AMP	70,529	314
Ansell	4,325	79
APA Group	25,326	153
Asciano	21,574	106
ASX	4,564	136
Aurizon Holdings	48,621	182
AusNet Services	41,355	45
Australia & New Zealand Banking Group	68,115	1,772
Bank of Queensland	8,372	82
Bendigo & Adelaide Bank	11,067	115
BHP Billiton	85,689	2,026
BlueScope Steel*	88,829	402
Boral	17,185	74
Brambles	37,279	321
Caltex Australia	3,293	91
Coca-Cola Amatil	85,192	643
Cochlear	1,257	79
Commonwealth Bank of Australia	36,849	2,560
Computershare	10,305	99
Crown Resorts	7,848	81
CSL	11,187	786
Dexus Property Group‡	21,442	121
DuluxGroup	30,731	145

Description	Shares	Value (000)

Fairfax Media	598,562	$425
Federation Centres‡	33,270	77
Flight Centre Travel Group	1,071	28
Fortescue Metals Group	34,218	75
Goodman Fielder	304,203	159
Goodman Group‡	39,400	182
GPT Group‡	39,727	141
Harvey Norman Holdings	13,709	37
Healthscope*	24,272	54
Iluka Resources	52,606	253
Incitec Pivot	36,861	95
Insurance Australia Group	55,935	284
Leighton Holdings	1,817	33
Lend Lease Group	12,834	171
Macquarie Group	6,888	325
Medibank*	65,309	128
Metcash	70,447	106
Mirvac Group‡	87,338	126
National Australia Bank	53,768	1,466
Newcrest Mining	18,610	164
Novion Property Group‡	51,256	88
Orica	91,666	1,405
Origin Energy	24,780	234
Orora	34,000	54
Premier Investments	3,000	24
Qantas Airways*	17,713	34
QBE Insurance Group	32,068	291
Ramsay Health Care	3,092	143
REA Group	1,020	37
Rio Tinto	9,968	467
SAI Global	61,213	199
Santos	41,905	280
Scentre Group‡ *	126,560	359
Seek	6,993	98
Sigma Pharmaceuticals	204,193	123
Sonic Healthcare	8,995	135
Stockland‡	52,979	177
Suncorp Group	30,623	350
Sydney Airport	24,784	95
Tabcorp Holdings	19,623	66
Tatts Group	33,261	94
Telstra	103,128	501
Toll Holdings	80,559	384
TPG Telecom	5,030	28
Transpacific Industries Group	293,569	206
Transurban Group	43,190	301
Treasury Wine Estates	16,320	63
Wesfarmers	26,462	896
Westfield‡	46,978	344

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

Westpac Banking	70,661	$1,900
Woodside Petroleum	17,554	543
Woolworths	29,720	739
WorleyParsons	4,295	35

		27,147

Austria — 0.2%
ANDRITZ	5,900	324
Erste Group Bank	6,530	152
IMMOFINANZ	19,915	50
Oesterreichische Post	8,806	430
OMV	3,670	98
Raiffeisen Bank International	2,306	35
Vienna Insurance Group Wiener Versicherung Gruppe	948	43
Voestalpine	2,432	96
Wienerberger	27,104	373

		1,601

Belgium — 0.6%
Ageas	5,120	182
Anheuser-Busch InBev	33,144	3,730
Belgacom	3,282	119
Colruyt	1,426	66
Delhaize Group	2,325	169
Groupe Bruxelles Lambert	1,887	161
KBC Groep	5,962	333
Solvay	1,381	187
Telenet Group Holding*	1,219	68
UCB	2,844	216
Umicore	2,441	98

		5,329

Brazil — 2.5%
B2W Cia Digital*	48,168	407
Banco do Brasil	215,400	1,926
Bematech	27,400	98
Brasil Pharma*	143,715	140
Braskem	46,552	601
BRF	15,200	363
CETIP-Mercados Organizados	262,000	3,174
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	67,735	2,495
Cia de Saneamento de Minas Gerais-COPASA	9,100	86
Cia Energetica de Minas Gerais ADR	278,359	1,383
EDP-Energias do Brasil	201,900	681
Embraer ADR	58,350	2,151
Fibria Celulose*	58,900	720

Description	Shares	Value (000)

Gafisa	51,500	$43
Grupo BTG Pactual	20,500	217
Itau Unibanco Holding ADR	142,042	1,848
JBS	196,200	827
Kepler Weber	2,700	51
Kroton Educacional	313,200	1,826
Light	80,600	516
LPS Brasil Consultoria de Imoveis	80,000	196
Magazine Luiza*	126,700	367
Marfrig Global Foods*	58,100	133
MRV Engenharia e Participacoes	220,800	623
Porto Seguro	31,300	358
Rodobens Negocios Imobiliarios	7,500	28
Sao Martinho	22,600	308
Telefonica Brasil ADR	43,283	765
TOTVS	41,700	549
Via Varejo*	26,100	204

		23,084

Canada — 1.4%
Brookfield Asset Management, Cl A	9,559	479
Canadian National Railway	72,909	5,024
Canadian Natural Resources	35,876	1,109
Loblaw	48,433	2,592
Rogers Communications, Cl B	19,568	761
Valeant Pharmaceuticals International*	23,216	3,322

		13,287

Chile — 0.1%
Cia Cervecerias Unidas	61,779	584
Quinenco	218,207	468
Sociedad Quimica y Minera de Chile ADR	8,578	205

		1,257

China — 2.6%
Agricultural Bank of China, Cl H	453,000	228
Ajisen China Holdings	355,000	270
Asia Cement China Holdings	50,500	29
Baidu ADR*	3,325	758
Bank of China, Cl H	7,712,000	4,328
Bank of Communications, Cl H	441,000	410
Beijing Capital International Airport, Cl H	132,000	105
BYD Electronic International	291,000	279
China Construction Bank, Cl H	7,218,000	5,896
China Life Insurance, Cl H	102,000	400
China Merchants Bank, Cl H	266,500	665

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

China Railway Construction, Cl H	182,000	$231
China Railway Group, Cl H	886,000	725
China Southern Airlines, Cl H	528,000	250
China Telecom, Cl H	3,422,000	1,985
China Zhongwang Holdings	319,600	141
Goodbaby International Holdings	368,000	128
Harbin Electric, Cl H	118,000	73
Huaneng Power International, Cl H	764,000	1,032
Huaxin Cement, Cl B	95,296	117
Jingwei Textile Machinery, Cl H	36,000	42
Jintian Pharmaceutical Group	181,000	62
Li Ning*	725,500	353
Mindray Medical International ADR	10,853	287
NetEase ADR	23,797	2,359
Peak Sport Products	376,000	104
Shanghai Electric Group, Cl H	264,000	140
Shenzhen Expressway, Cl H	282,000	188
Sichuan Expressway, Cl H	220,000	94
Sinotruk Hong Kong	214,500	119
SOHO China	346,000	244
TravelSky Technology, Cl H	594,000	639
Tsingtao Brewery, Cl H	68,000	459
Vipshop Holdings ADR*	37,842	739
Wumart Stores, Cl H	304,000	260
Xingda International Holdings	111,000	40
Xiwang Special Steel	393,000	61
Yangzijiang Shipbuilding Holdings	47,000	43
Yingde Gases Group	263,000	184

		24,467

Colombia — 0.0%
Bancolombia ADR	7,500	359

		359

Czech Republic — 0.1%
CEZ	30,700	788
Komercni Banka	972	200

		988

Denmark — 1.6%
AP Moeller-Maersk, Cl A	257	505
Carlsberg, Cl B	29,790	2,288
Coloplast, Cl B	35,300	2,954
Danske Bank	21,731	588
DSV	4,185	127
GN Store Nord	47,184	1,031
ISS*	2,001	57
Novo Nordisk, Cl B	74,744	3,162
Novozymes, Cl B	5,377	226

Description	Shares	Value (000)

Pandora	2,593	$210
TDC	19,100	146
Topdanmark*	7,204	234
Tryg	475	53
Vestas Wind Systems*	60,613	2,201
William Demant Holding*	10,362	788

		14,570

Finland — 0.8%
Cargotec, Cl B	2,966	91
Elisa	3,269	89
Fortum	9,976	217
Kone, Cl B	7,447	339
Metso	21,712	650
Neste Oil	2,764	67
Nokia	88,360	699
Nokian Renkaat	2,610	64
Orion, Cl B	2,254	70
Outokumpu	968	5
Sampo, Cl A	62,440	2,923
Stora Enso, Cl R	13,084	117
Tikkurila	65,423	1,143
UPM-Kymmene	11,997	197
Wartsila, Cl B	11,481	514

		7,185

France — 7.0%
Accor	4,167	187
Aeroports de Paris	682	83
Air France-KLM*	54,553	523
Air Liquide	49,284	6,098
Alcatel-Lucent*	63,990	229
Alstom	5,055	163
Arkema	1,426	94
AtoS	1,842	146
AXA	69,931	1,611
BNP Paribas	45,012	2,657
Bollore	12,400	56
Bouygues	3,920	142
Bureau Veritas	49,510	1,097
Capital Gemini	3,217	230
Carrefour	20,965	638
Casino Guichard Perrachon	1,386	127
Christian Dior	1,239	212
Cie de Saint-Gobain	10,769	456
Cie Generale des Etablissements Michelin	4,428	400
CNP Assurances	4,000	71

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

Credit Agricole	24,551	$317
Danone	91,185	5,962
Dassault Systemes	22,459	1,370
Edenred	21,204	586
Electricite de France	5,865	161
Essilor International	4,834	539
Eurazeo	751	53
Eurofins Scientific	2,287	584
Eutelsat Communications	3,641	118
Fonciere Des Regions‡	726	67
GDF Suez	165,470	3,859
Gecina‡	620	77
Groupe Eurotunnel	68,754	888
Hermes International	1,701	606
ICADE‡	860	69
Iliad	614	148
Imerys	2,116	156
JCDecaux	1,355	47
Kering	1,802	346
Klepierre‡	2,229	96
Lafarge	4,453	313
Lagardere	2,544	66
Legrand	50,147	2,631
L’Oreal	5,713	956
LVMH Moet Hennessy Louis Vuitton	33,646	5,330
Natixis	21,948	145
Neopost	8,578	489
Numericable-SFR*	2,069	102
Orange	43,721	744
Pernod Ricard	50,917	5,659
Peugeot	8,429	103
Publicis Groupe	4,287	307
Remy Cointreau	499	33
Renault	4,578	333
Rexel	6,205	111
Safran	6,437	397
Sanofi	31,374	2,860
Schneider Electric	83,366	6,072
SCOR	3,482	106
Societe BIC	654	87
Societe Generale	17,091	715
Sodexo	2,142	210
Suez Environnement	6,798	118
Technip	3,813	227
Thales	7,270	393
Total	55,053	2,820
Unibail-Rodamco‡	2,317	594

Description	Shares	Value (000)

Valeo	1,701	$212
Vallourec	9,726	264
Veolia Environnement*	9,848	174
Vicat	3,202	230
Vinci	11,555	631
Vivendi	28,633	713
Wendel	656	74
Zodiac Aerospace	4,523	152

		65,640

Germany — 6.9%
adidas	6,809	473
Allianz	10,716	1,775
Axel Springer	2,743	165
BASF	38,805	3,255
Bayer	98,346	13,405
Bayerische Motoren Werke	19,809	2,138
Beiersdorf	48,227	3,916
Brenntag	6,856	383
Celesio	1,080	35
Commerzbank*	23,058	302
Continental	2,601	549
CTS Eventim & KGaA	12,899	380
Daimler	22,598	1,877
Deutsche Annington Immobilien	5,894	200
Deutsche Bank	32,462	972
Deutsche Boerse	4,595	326
Deutsche Lufthansa	5,196	86
Deutsche Post	22,819	741
Deutsche Telekom	147,041	2,353
Deutsche Wohnen	6,944	164
E.ON	71,399	1,220
Fielmann	3,203	219
Fraport Frankfurt Airport Services Worldwide	715	41
Fresenius & KGaA	8,658	450
Fresenius Medical Care & KGaA	30,316	2,263
GEA Group	8,014	352
Gerresheimer	1,454	79
Hannover Rueck	3,135	283
HeidelbergCement	3,379	238
Henkel & KGaA	2,794	271
HUGO BOSS	965	118
Infineon Technologies	26,939	285
K+S	4,088	113
Kabel Deutschland Holding	516	70
LANXESS	2,026	94
Linde	28,132	5,182

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

MAN	805	$90
Merck KGaA	47,203	4,442
METRO	3,584	109
MTU Aero Engines	10,240	890
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	4,076	812
OSRAM Licht*	1,957	77
ProSiebenSat.1 Media	69,302	2,896
RWE	11,625	359
SAP	79,951	5,583
Siemens	18,603	2,087
Symrise	9,830	592
Telefonica Deutschland Holding	15,012	79
ThyssenKrupp	10,817	276
TUI*	74,498	1,207
United Internet	3,005	135
Volkswagen	692	150

		64,557

Greece — 0.1%
Aegean Airlines	17,695	148
Athens Water Supply & Sewage	11,513	87
Ellaktor	6,925	18
Intracom Holdings*	29,411	15
Metka	3,497	35
Mytilineos Holdings*	15,516	87
Public Power	22,622	148
Tsakos Energy Navigation*	68,779	480

		1,018

Guernsey — 0.0%
Friends Life Group	32,356	184

Hong Kong — 3.4%
AIA Group	1,080,000	5,957
APT Satellite Holdings	98,000	138
ASM Pacific Technology	6,000	57
Bank of East Asia	30,469	122
BOC Hong Kong Holdings	88,500	295
Cathay Pacific Airways	31,000	68
Cheung Kong Holdings	32,000	536
Cheung Kong Infrastructure Holdings	13,000	96
China Mengniu Dairy	129,000	531
China Mobile	321,500	3,766
China Ocean Resources*	78,242	341
China Power International Development	457,000	231
China Resources Cement Holdings	56,000	36
China Resources Enterprise	462,805	967

Description	Shares	Value (000)

China Travel International Investment Hong Kong	230,000	$79
China Unicom Hong Kong	2,036,000	2,728
CLP Holdings	43,500	377
Daphne International Holdings	516,000	188
Esprit Holdings	728,000	868
First Pacific	556,000	549
Galaxy Entertainment Group	54,000	300
Genting Singapore	135,000	109
Global Brands Group Holding*	5,386,000	1,052
GOME Electrical Appliances Holding	4,404,000	644
Guangdong Yueyun Transportation Company, Cl H	93,000	73
Guangnan Holdings	260,000	35
Hang Lung Properties	53,000	148
Hang Seng Bank	18,200	302
Henderson Land Development	23,832	166
HKT Trust	57,740	75
Hong Kong & China Gas	150,200	342
Hong Kong Exchanges and Clearing	26,253	580
Hongkong & Shanghai Hotels	281,286	416
Huabao International Holdings	276,000	225
Hutchison Whampoa	170,000	1,943
Hysan Development	13,000	58
Jardine Matheson Holdings	20,400	1,240
Kerry Properties	17,000	61
Kingboard Laminates Holdings	184,500	68
Li & Fung	2,550,000	2,387
Link‡	55,000	344
MGM China Holdings	23,600	60
MMG	104,000	32
MTR	34,500	141
New World Development	145,969	168
Noble Group	98,000	84
NWS Holdings	36,697	67
PCCW	83,136	57
Ports Design	124,500	38
Power Assets Holdings	33,000	319
Real Nutriceutical Group	174,000	45
Scud Group	252,000	28
Shangri-La Asia	26,000	36
Shui On Land	606,500	143
Sino Land	74,172	119
SJM Holdings	48,000	76
SmarTone Telecommunications Holdings	77,404	130
Sun Hung Kai Properties	38,893	589

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

Swire Pacific, Cl A	14,500	$188
Swire Properties	26,800	79
TCC International Holdings	114,000	44
Techtronic Industries	29,500	95
Television Broadcasts	53,100	309
Tianjin Port Development Holdings	198,000	41
WH Group* (A)	78,949	45
Wharf Holdings	35,000	251
Wheelock	20,000	93
Wynn Macau	38,400	107
Xiamen International Port, Cl H	406,000	104
Yue Yuen Industrial Holdings	19,000	68
Yuzhou Properties	225,000	57

		32,111

India — 0.9%
Dr Reddy’s Laboratories ADR	26,523	1,338
Infosys ADR	125,626	3,952
Tata Motors ADR	64,860	2,743
WNS Holdings ADR*	27,545	569

		8,602

Indonesia — 1.0%
Agung Podomoro Land	6,302,700	170
Bank Mandiri Persero	1,040,300	905
Bank Negara Indonesia Persero	4,570,600	2,240
Bank Rakyat Indonesia Persero	3,430,600	3,225
Benakat Integra	3,542,800	35
Delta Dunia Makmur*	3,345,500	52
Elnusa	4,079,000	224
PT Energi Mega Persada*	13,967,200	112
PT Multipolar*	5,074,000	340
Telekomunikasi Indonesia Persero	2,974,900	684
Tunas Baru Lampung	924,300	56
United Tractors	355,500	496
Vale Indonesia	1,596,900	464
XL Axiata	289,600	114

		9,117

Ireland — 0.6%
Bank of Ireland*	4,559,964	1,711
CRH	22,272	535
DCC	13,152	724
Experian	73,853	1,245
Independent News & Media*	210,877	35
Irish Continental Group	70,904	279
Kerry Group, Cl A	3,783	261
Paddy Power	9,035	754

Description	Shares	Value (000)

Ryanair Holdings ADR*	700	$50

		5,594

Israel — 0.3%
Bank Hapoalim	25,021	118
Bank Leumi Le-Israel*	31,577	108
Bezeq The Israeli Telecommunication	44,326	79
Check Point Software Technologies*	14,849	1,167
Delek Group	88	22
Israel*	72	34
Israel Chemicals	10,314	74
Mizrahi Tefahot Bank*	2,580	27
NICE-Systems	1,126	57
Teva Pharmaceutical Industries	19,475	1,116

		2,802

Italy — 1.2%
Assicurazioni Generali	27,598	567
Atlantia	9,283	216
Banca Monte dei Paschi di Siena*	107,246	61
Banco Popolare*	7,997	96
CNH Industrial	113,960	922
Davide Campari-Milano	18,526	116
Enel	155,276	692
Enel Green Power	39,116	82
Eni	59,858	1,048
EXOR	2,123	87
Fiat Chrysler Automobiles*	20,987	244
Finmeccanica	9,267	86
Intesa Sanpaolo	357,601	1,029
Luxottica Group	36,056	1,977
Mediobanca	13,368	109
Piaggio & C	472,088	1,364
Pirelli & C.	5,128	69
Prysmian	4,955	90
Saipem	56,144	589
Snam	45,585	226
Telecom Italia	374,887	369
Terna Rete Elettrica Nazionale	35,262	160
UniCredit	173,629	1,112
Unione di Banche Italiane	19,540	140
UnipolSai	18,094	49

		11,500

Japan — 14.8%
ABC-Mart	700	34
Acom*	6,400	19
Advantest	3,000	37

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

Aeon	14,900	$150
AEON Financial Service	3,000	59
Aeon Mall	2,300	41
Air Water	3,000	47
Aisin Seiki	4,300	154
Ajinomoto	13,000	242
Alfresa Holdings	69,900	844
Amada	8,700	74
ANA Holdings	24,000	59
Aozora Bank	25,000	77
Asahi Glass	22,000	107
Asahi Group Holdings	9,200	285
Asahi Kasei	30,000	274
Asics	3,700	89
Astellas Pharma	94,100	1,310
Azbil	12,000	276
Bank of Kyoto	7,000	58
Bank of Yokohama	90,000	489
Benesse Holdings	1,300	38
Bridgestone	15,400	534
Brother Industries	5,100	92
Calbee	1,900	65
Canon	26,700	849
Casio Computer	4,300	66
Central Japan Railway	3,400	509
Chiba Bank	76,000	498
Chiyoda	3,000	25
Chubu Electric Power	15,000	176
Chugai Pharmaceutical	5,300	130
Chugoku Bank	3,400	46
Chugoku Electric Power	6,800	89
Citizen Holdings	5,000	38
COLOPL*	1,000	22
Credit Saison	3,200	59
Dai Nippon Printing	13,000	117
Daicel	6,000	70
Daihatsu Motor	4,300	56
Dai-ichi Life Insurance	141,800	2,152
Daiichi Sankyo	14,400	201
Daikin Industries	5,600	359
Daito Trust Construction	1,700	193
Daiwa House Industry	14,200	268
Daiwa Securities Group	40,000	313
Denso	117,900	5,495
Dentsu	21,300	895
Don Quijote Holdings	1,300	89
East Japan Railway	26,600	2,005

Description	Shares	Value (000)

Eisai	5,700	$220
Electric Power Development	2,700	91
FamilyMart	1,400	53
FANUC	20,300	3,347
Fast Retailing	1,200	437
Fuji Electric	11,000	44
Fuji Heavy Industries	13,900	492
FUJIFILM Holdings	80,900	2,469
Fujitsu	258,000	1,376
Fukuoka Financial Group	17,000	88
GungHo Online Entertainment	8,100	29
Gunma Bank	10,000	65
Hachijuni Bank	9,000	58
Hakuhodo DY Holdings	4,400	42
Hamamatsu Photonics	1,600	76
Hankyu Hanshin Holdings	25,000	134
Hikari Tsushin	400	24
Hino Motors	5,700	75
Hirose Electric	700	81
Hiroshima Bank	13,000	62
Hisamitsu Pharmaceutical	1,200	38
Hitachi	401,000	2,960
Hitachi Chemical	2,500	44
Hitachi Construction Machinery	2,800	59
Hitachi High-Technologies	1,500	43
Hitachi Metals	20,000	340
Hokuhoku Financial Group	31,000	63
Hokuriku Electric Power	3,200	41
Honda Motor	193,000	5,662
Hoya	152,000	5,141
Hulic	5,000	50
Ibiden	2,500	37
Idemitsu Kosan	2,100	35
IHI	31,000	157
Iida Group Holdings	3,000	37
Inpex	232,900	2,593
Isetan Mitsukoshi Holdings	80,800	1,000
Isuzu Motors	13,500	164
ITOCHU	35,800	382
Itochu Techno-Solutions	400	14
Iyo Bank	5,800	63
J Front Retailing	5,600	65
Japan Airlines	3,000	89
Japan Display	7,000	21
Japan Exchange Group	6,100	142
Japan Prime Realty Investment‡	19	66
Japan Real Estate Investment‡	30	145

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

Japan Retail Fund Investment‡	58	$123
Japan Tobacco	115,500	3,179
JFE Holdings	63,700	1,421
JGC	5,000	103
Joyo Bank	15,000	74
JSR	4,000	69
JTEKT	4,200	71
JX Holdings	52,300	204
Kajima	19,000	78
Kakaku.com	2,900	41
Kamigumi	6,000	53
Kaneka	6,000	32
Kansai Electric Power	15,500	147
Kansai Paint	5,000	77
Kao	47,600	1,877
Kawasaki Heavy Industries	31,000	141
KDDI	13,700	861
Keihan Electric Railway	11,000	59
Keikyu	11,000	81
Keio	13,000	94
Keisei Electric Railway	6,000	73
Keyence	1,100	490
Kikkoman	4,000	98
Kinden	20,000	202
Kintetsu	44,000	145
Kirin Holdings	89,800	1,116
Kobe Steel	67,000	115
Koito Manufacturing	2,000	61
Komatsu	22,100	489
Konami	2,400	44
Konica Minolta	10,300	112
Kubota	27,000	392
Kuraray	7,900	90
Kurita Water Industries	2,100	44
Kyocera	59,700	2,732
Kyowa Hakko Kirin	5,000	47
Kyushu Electric Power	9,300	93
Lawson	1,400	85
LIXIL Group	26,300	554
M3	4,200	70
Mabuchi Motor	1,200	48
Makita	2,600	117
Marubeni	37,100	222
Marui Group	73,200	660
Maruichi Steel Tube	700	15
Mazda Motor	12,900	310
McDonald’s Holdings Japan	1,700	37

Description	Shares	Value (000)

Medipal Holdings	3,500	$41
MEIJI Holdings	1,400	127
Minebea	7,000	103
Miraca Holdings	1,100	47
Mitsubishi	80,600	1,475
Mitsubishi Chemical Holdings	31,700	154
Mitsubishi Electric	46,000	546
Mitsubishi Estate	76,000	1,601
Mitsubishi Gas Chemical	8,000	40
Mitsubishi Heavy Industries	240,000	1,324
Mitsubishi Logistics	35,000	509
Mitsubishi Materials	26,000	86
Mitsubishi Motors	15,600	143
Mitsubishi Tanabe Pharma	5,200	76
Mitsubishi UFJ Financial Group	564,200	3,100
Mitsubishi UFJ Lease & Finance	9,900	47
Mitsui	40,400	541
Mitsui Chemicals	21,000	59
Mitsui Fudosan	22,000	590
Mitsui OSK Lines	24,000	71
Mixi	800	29
Mizuho Financial Group	1,095,800	1,837
MS&AD Insurance Group Holdings	74,800	1,773
Murata Manufacturing	4,800	524
Nabtesco	2,400	58
Nagoya Railroad	19,000	71
Namco Bandai Holdings	35,400	749
NEC	59,000	171
Nexon	3,000	28
NGK Insulators	6,000	123
NGK Spark Plug	4,000	122
NH Foods	33,000	722
NHK Spring	4,200	37
Nidec	5,000	323
Nikon	7,400	98
Nintendo	7,900	824
Nippon Building Fund‡	34	171
Nippon Electric Glass	7,000	31
Nippon Express	19,000	96
Nippon Paint Holdings	4,000	116
Nippon Prologis‡	32	69
Nippon Steel & Sumitomo Metal	174,000	432
Nippon Suisan Kaisha	84,600	263
Nippon Telegraph & Telephone	47,900	2,447
Nippon Yusen	35,000	99
Nissan Motor	58,800	513
Nisshin Seifun Group	5,440	53

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

Nissin Foods Holdings	1,300	$62
Nitori Holdings	1,600	86
Nitto Denko	3,500	196
NOK	1,800	46
Nomura Holdings	86,000	487
Nomura Real Estate Holdings	2,400	41
Nomura Research Institute	2,500	76
NSK	11,000	130
NTT Data	38,100	1,419
NTT DOCOMO	36,100	526
NTT Urban Development	1,800	18
Obayashi	183,000	1,180
Odakyu Electric Railway	14,000	124
Oji Holdings	16,000	57
Olympus	5,400	189
Omron	4,600	206
Ono Pharmaceutical	1,900	168
Onward Holdings	52,000	313
Oracle Japan	1,000	41
Oriental Land	1,200	277
ORIX	30,300	381
Osaka Gas	44,000	164
Otsuka	900	29
Otsuka Holdings	30,100	902
Panasonic	52,100	614
Park24	2,600	38
Rakuten	19,100	266
Recruit Holdings	4,000	115
Resona Holdings	272,600	1,377
Ricoh	16,000	162
Rinnai	900	60
Rohm	2,100	127
Sankyo	1,100	38
Sanrio	800	20
Santen Pharmaceutical	1,800	97
SBI Holdings	3,900	43
Secom	22,100	1,270
Sega Sammy Holdings	25,200	322
Seibu Holdings	3,000	61
Seiko Epson	3,000	126
Sekisui Chemical	10,000	120
Sekisui House	65,300	859
Seven & i Holdings	64,900	2,335
Seven Bank	12,800	54
Sharp	34,000	75
Shikoku Electric Power	4,700	57
Shimadzu	6,000	61

Description	Shares	Value (000)

Shimamura	600	$52
Shimano	1,900	246
Shimizu	65,000	441
Shin-Etsu Chemical	41,300	2,689
Shinsei Bank	38,000	66
Shionogi	6,700	173
Shiseido	37,500	526
Shizuoka Bank	13,000	119
Showa Shell Sekiyu	4,400	43
SMC	1,300	341
SoftBank	21,800	1,298
Sompo Japan Nipponkoa Holdings	30,000	754
Sony	24,800	506
Sony Financial Holdings	3,900	57
Stanley Electric	3,600	78
Sumitomo	26,900	276
Sumitomo Chemical	374,000	1,472
Sumitomo Dainippon Pharma	3,300	32
Sumitomo Electric Industries	77,000	962
Sumitomo Forestry	28,800	282
Sumitomo Heavy Industries	13,000	70
Sumitomo Metal Mining	12,000	179
Sumitomo Mitsui Financial Group	85,500	3,091
Sumitomo Mitsui Trust Holdings	79,000	303
Sumitomo Realty & Development	9,000	307
Sumitomo Rubber Industries	4,300	64
Suntory Beverage & Food	3,000	104
Suruga Bank	4,000	74
Suzuken	1,700	47
Suzuki Motor	8,200	246
Sysmex	3,400	151
T&D Holdings	14,000	168
Taiheiyo Cement	26,000	82
Taisei	25,000	142
Taisho Pharmaceutical Holdings	600	37
Taiyo Nippon Sanso	4,000	44
Takashimaya	5,000	40
Takeda Pharmaceutical	18,600	770
TDK	3,000	177
Teijin	18,000	48
Terumo	95,800	2,174
THK	2,900	70
Tobu Railway	23,000	98
Toho	2,200	50
Toho Gas	10,000	49
Tohoku Electric Power	57,200	666
Tokio Marine Holdings	16,400	533

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

Tokyo Electric Power	32,600	$133
Tokyo Electron	4,100	311
Tokyo Gas	132,000	712
Tokyo Tatemono	10,000	73
Tokyu	26,000	161
Tokyu Fudosan Holdings	9,700	67
TonenGeneral Sekiyu	7,000	60
Toppan Printing	12,000	78
Toray Industries	33,000	264
Toshiba	92,000	388
TOTO	6,000	70
Toyo Seikan Group Holdings	44,600	554
Toyo Suisan Kaisha	24,000	773
Toyoda Gosei	1,800	36
Toyota Industries	22,100	1,133
Toyota Motor	100,500	6,263
Toyota Tsusho	4,600	107
Trend Micro	2,300	64
Unicharm	8,500	204
United Urban Investment‡	55	87
USS	5,100	78
West Japan Railway	25,200	1,191
Yahoo Japan	31,500	113
Yakult Honsha	1,900	100
Yamada Denki	98,700	331
Yamaguchi Financial Group	4,000	41
Yamaha	3,400	50
Yamaha Motor	5,700	114
Yamato Holdings	56,400	1,117
Yamato Kogyo	700	20
Yamazaki Baking	2,000	25
Yaskawa Electric	5,100	65
Yokogawa Electric	5,000	55
Yokohama Rubber	4,000	36

		139,079

Luxembourg — 0.2%
Altice*	2,109	166
ArcelorMittal	62,559	685
Millicom International Cellular	4,717	350
O’Key Group GDR	44,795	197
Oriflame Cosmetics	1,600	22
RTL Group	851	81
SES	7,266	261
Tenaris	11,038	167
Ternium ADR	8,233	145

		2,074

Description	Shares	Value (000)

Macau — 0.0%
Sands China	57,600	$280

Malaysia — 0.7%
AirAsia	795,300	619
Allianz Malaysia	9,000	29
Brem Holding	205,400	60
Cahya Mata Sarawak	539,700	608
CB Industrial Product Holdings	62,400	36
DiGi.Com	317,100	559
Engtex Group	86,100	27
Fitters Diversified	288,540	51
George Kent Malaysia	127,200	42
Hong Leong Financial Group	11,700	55
Hong Leong Industries	19,900	25
Hua Yang	51,600	30
Insas	330,800	74
JCY International	162,700	25
KSL Holdings*	645,000	342
Land & General	877,700	129
LBS Bina Group	110,800	51
Malayan Flour Mills	67,100	30
Malaysia Building Society	196,000	136
Malaysian Pacific Industries	84,200	108
Mega First	48,700	33
MISC	24,300	50
Muda Holdings	62,500	23
Muhibbah Engineering	248,700	133
Naim Holdings	34,600	29
OSK Property Holdings	44,800	26
Press Metal	68,400	50
Protasco	246,500	100
Scientex	21,600	44
Sunway	226,100	211
Syarikat Takaful Malaysia	6,000	19
TA Enterprise	139,600	28
Telekom Malaysia	1,159,800	2,277
Tiong NAM Logistics Holdings	81,600	26
Tropicana	80,600	24
Unisem	431,200	218
VS Industry	148,800	107
WTK Holdings	488,200	152
YTL Power International	329,905	139

		6,725

Mexico — 1.7%
America Movil ADR	259,069	5,746
Compartamos*	105,540	212

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

Gruma, Cl B	61,372	$864
Grupo Aeromexico*	247,363	343
Grupo Aeroportuario del Pacifico ADR	146,210	1,249
Grupo Comercial Chedraui*	217,400	623
Grupo Financiero Inbursa, Cl O	993,259	2,564
Grupo Financiero Interacciones, Cl O	177,106	1,207
Grupo Simec, Cl B*	99,000	340
Grupo Televisa ADR*	29,629	1,009
Industrias Bachoco ADR*	267	14
Megacable Holdings*	32,374	126
OHL Mexico*	625,521	1,160
Vitro*	41,639	99

		15,556

Netherlands — 3.9%
Aegon	43,439	326
Airbus Group	26,179	1,294
Akzo Nobel	70,351	4,868
ASML Holding	10,820	1,169
Boskalis Westminster	24,531	1,342
Corio‡	1,725	84
Delta Lloyd	4,498	99
Gemalto	1,925	157
Heineken	51,796	3,678
Heineken Holding	2,366	148
ING Groep*	477,136	6,164
James Hardie Industries	10,970	117
Koninklijke Ahold	64,636	1,149
Koninklijke DSM	4,126	252
Koninklijke KPN	260,562	823
Koninklijke Philips	50,813	1,473
Koninklijke Vopak	1,613	84
NN Group*	2,641	79
OCI*	1,766	61
QIAGEN*	5,014	117
Randstad Holding	93,605	4,504
Reed Elsevier	16,609	397
Royal Dutch Shell, Cl A	197,858	6,699
STMicroelectronics	15,157	113
TNT Express	10,238	68
Unilever	37,023	1,448
Wolters Kluwer	6,805	208

		36,921

New Zealand — 0.1%
Auckland International Airport	23,523	77
Contact Energy	9,563	48
Fletcher Building	17,022	110

Description	Shares	Value (000)

Meridian Energy	27,065	$37
Mighty River Power	15,091	35
Ryman Healthcare	7,227	48
Spark New Zealand	236,810	574

		929

Norway — 0.4%
DNB	82,754	1,221
Gjensidige Forsikring	4,380	72
Norsk Hydro	31,360	177
Orkla	17,573	120
Schibsted	10,457	663
Statoil	56,191	989
Telenor	17,865	361
Yara International	4,341	193

		3,796

Panama — 0.0%
Avianca Holdings ADR	3,928	46

Peru — 0.0%
Cia de Minas Buenaventura ADR	30,141	288

Philippines — 0.4%
ABS-CBN Holdings	61,800	64
Cebu Air	159,080	304
Energy Development	3,687,700	670
First Gen	517,900	294
Globe Telecom	7,150	275
GT Capital Holdings	6,400	147
Lopez Holdings	1,703,000	254
Pepsi-Cola Products Philippines*	725,000	66
San Miguel	144,580	238
Universal Robina	216,370	943
Vista Land & Lifescapes	1,009,400	162

		3,417

Poland — 0.6%
Asseco Poland	16,913	243
Boryszew*	28,124	46
Ciech	3,026	37
Enea	119,958	516
Energa	127,200	827
Fabryki Mebli Forte	3,800	55
Getin Noble Bank*	229,697	141
KGHM Polska Miedz	28,847	879
Orange Polska	383,554	896
PGE	378,477	2,001
Polskie Gornictwo Naftowe i Gazownictwo	92,541	116

		5,757

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

Portugal — 0.0%
Banco Comercial Portugues, Cl R*	52,125	$60
Banco Espirito Santo (B)*	46,916	—
EDP-Energias de Portugal	52,125	202
Galp Energia	9,576	97
Jeronimo Martins	6,261	63

		422

Qatar — 0.0%
Mannai	2,592	77

Russia — 0.3%
Gazprom OAO ADR	48,128	222
Globaltrans Investment GDR	8,349	42
LSR Group GDR	9,200	14
Lukoil OAO ADR	8,701	334
Magnitogorsk Iron & Steel Works GDR	56,380	136
Sberbank of Russia ADR	217,801	880
Sistema GDR	82,600	433
Surgutneftegas OAO ADR	173,726	735
Tatneft OAO ADR	16,187	397
United RUSAL*	51,000	34

		3,227

Singapore — 1.3%
Ascendas‡	44,000	79
CapitaCommercial Trust‡	52,000	69
CapitaLand	60,000	149
CapitaMall Trust‡	53,000	81
City Developments	9,000	70
ComfortDelGro	46,000	90
DBS Group Holdings	381,543	5,907
Global Logistic Properties	72,000	134
Golden Agri-Resources	163,000	57
Great Eastern Holdings	55,000	994
GuocoLeisure	300,000	202
Hutchison Port Holdings Trust, Cl U	128,000	88
Jardine Cycle & Carriage	3,000	96
Keppel	35,000	233
Keppel Land	17,000	44
Oversea-Chinese Banking	68,545	539
Sembcorp Industries	20,000	67
Sembcorp Marine	17,000	42
Singapore Airlines	13,000	113
Singapore Exchange	19,000	112
Singapore Press Holdings	35,000	111
Singapore Technologies Engineering	37,000	95
Singapore Telecommunications	566,000	1,661
StarHub	15,000	47

Description	Shares	Value (000)

Suntec‡	51,000	$75
United Industrial	24,000	61
United Overseas Bank	30,588	564
UOL Group	11,257	59
Wilmar International	44,000	107

		11,946

South Africa — 1.7%
African Bank Investments (B)	638,711	—
Astral Foods	3,506	53
Barclays Africa Group	14,443	226
Barloworld	25,200	207
Blue Label Telecoms	149,723	114
Capital Property Fund‡	60,673	70
Clicks Group	11,660	82
Coronation Fund Managers	73,197	724
FirstRand	855,977	3,721
Group Five	10,037	25
Hulamin*	54,835	38
Investec	55,752	467
Mpact	11,854	38
MTN Group	22,343	425
Murray & Roberts Holdings	319,194	587
Netcare	187,519	613
Oceana Group	4,049	37
Old Mutual	171,421	511
Peregrine Holdings	93,567	187
Randgold Resources	1,898	129
Sanlam	93,740	564
Sappi*	23,828	86
Sasol	55,180	2,060
Sibanye Gold ADR	559,892	1,181
Standard Bank Group	242,799	2,992
Telkom	88,926	535
Tongaat Hulett	4,465	67

		15,739

South Korea — 3.8%
Aekyung Petrochemical*	513	29
AMOREPACIFIC Group*	180	163
Asia Cement*	400	44
Asia Paper Manufacturing*	1,464	32
CKH Food & Health*	116,805	415
Dae Han Flour Mills*	229	32
Daedong*	8,015	30
Daeduck*	6,744	74
Daeduck Electronics*	22,500	183
Daesung Holdings*	3,710	36

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

Daewoo Securities*	10,861	$96
Daou Data*	19,087	123
DAP*	6,942	23
Dayou Smart Aluminium*	77,280	86
Dong-A Hwasung, Cl A*	6,581	33
Dongbu Securities*	8,251	28
Dongwon Development*	1,770	48
Dongwon F&B*	354	94
Dongyang E&P*	10,103	99
DRB Industrial	4,249	35
Easy Bio*	12,255	60
Eugene Investment & Securities*	14,700	26
Eusu Holdings*	10,158	78
FarmStory*	26,064	30
GMB Korea*	5,250	30
Hana Financial Group	57,336	1,661
Hanil Cement*	880	116
Hanil E-Hwa*	9,130	113
Heungkuk Fire & Marine Insurance*	9,159	31
Huvis*	5,330	54
HwaSung Industrial*	8,260	91
Hyundai Hy Communications & Networks*	10,918	44
Hyundai Motor*	5,869	896
Ilji Technology*	3,304	33
Jahwa Electronics*	8,785	98
Jinro Distillers*	1,394	37
KB Financial Group*	13,820	452
KG Chemical*	1,920	29
Kia Motors*	63,165	3,001
KISCO*	1,295	34
Kolon Industries*	10,149	446
Korea Electric Power*	73,180	2,820
Korea Flange*	2,892	45
Korea Info & Comm*	11,567	83
KT*	12,119	343
Kukbo Design*	2,215	27
Kumkang Kind*	2,366	129
Kunsul Chemical Industrial*	920	40
Kwangju Bank*	5,257	46
Kyobo Securities*	3,946	29
Kyungchang Industrial*	16,273	131
LF*	1,609	44
LG Display ADR	177,864	2,695
LG Innotek*	9,391	955
LG Uplus*	45,390	473
Lotte Shopping*	3,698	915

Description	Shares	Value (000)

Mobase*	3,657	$35
Moorim Paper*	35,210	67
Neowiz Games*	10,118	209
Nice Information & Telecommunication*	14,278	319
NVH Korea*	11,697	42
RedcapTour*	1,671	48
S&T Motiv*	1,240	47
S-1*	6,688	431
Saeron Automotive*	4,310	43
Sam Young Electronics*	8,260	89
Samkee Automotive*	26,764	99
Samsung Electronics	9,452	11,364
Samyang Genex*	366	32
Seah Besteel*	3,277	83
SeAH Holdings*	225	33
SeAH Special Steel*	3,085	68
SeAH Steel*	704	51
Sejong Industrial*	3,340	39
Seoyeon*	3,086	34
Sewon Precision Industry	1,240	28
Shindaeyang Paper*	1,116	34
Shinhan Financial Group*	26,850	1,079
SK Gas*	3,435	302
SK Hynix*	76,860	3,285
SL*	3,748	59
Ssangyong Cement Industrial*	4,042	44
Tongyang Life Insurance*	7,647	75
TS*	1,470	33

		35,910

Spain — 1.7%
Abertis Infraestructuras	9,119	181
Acciona	5,604	378
Acerinox	41,999	634
ACS Actividades de Construccion y Servicios	4,269	149
Amadeus IT Holding, Cl A	79,157	3,153
Banco Bilbao Vizcaya Argentaria	138,412	1,307
Banco de Sabadell	76,756	203
Banco Popular Espanol	40,092	200
Banco Santander	409,480	3,437
Bankia*	107,642	160
Bankinter	16,441	132
CaixaBank	53,322	279
Distribuidora Internacional de Alimentacion	13,334	90
Enagas	4,762	150
Ferrovial	9,699	192

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

Gas Natural SDG	7,880	$198
Grifols	3,517	140
Iberdrola	121,771	821
Inditex	25,729	734
International Consolidated Airlines Group*	23,823	177
Mapfre	21,046	71
Mediaset Espana Comunicacion	34,195	430
Red Electrica	2,458	217
Repsol	23,990	449
Telefonica*	110,807	1,591
Viscofan	13,152	698
Zardoya Otis	4,167	46

		16,217

Sweden — 1.9%
Alfa Laval	7,403	140
Assa Abloy, Cl B	50,845	2,685
Atlas Copco, Cl B	24,145	652
Boliden	6,128	98
Electrolux	5,630	165
Elekta, Cl B	8,000	82
Getinge, Cl B	4,515	103
Hennes & Mauritz, Cl B	92,163	3,829
Hexagon, Cl B	5,951	184
Husqvarna, Cl B	8,795	65
ICA Gruppen	1,669	65
Industrivarden, Cl C	3,317	58
Investment Kinnevik, Cl B	5,319	173
Investor, Cl B	10,820	393
Lundin Petroleum*	4,519	65
Modern Times Group, Cl B	12,351	392
Nordea Bank	108,859	1,260
Sandvik	23,939	233
Securitas, Cl B	6,498	79
Skandinaviska Enskilda Banken, Cl A	34,749	441
Skanska, Cl B	8,584	184
SKF, Cl B	9,011	190
Svenska Cellulosa, Cl B	14,012	302
Svenska Handelsbanken, Cl A	47,597	2,227
Swedbank, Cl A	21,421	531
Swedish Match	29,634	928
Tele2, Cl B	7,309	88
Telefonaktiebolaget LM Ericsson, Cl B	139,170	1,685
TeliaSonera	56,614	364
Volvo, Cl B	36,434	393

		18,054

Description	Shares	Value (000)

Switzerland — 6.1%
ABB	56,671	$1,199
Actelion	2,453	282
Adecco	16,760	1,152
Aryzta	2,041	157
Baloise Holding	1,117	143
Barry Callebaut	46	47
Chocoladefabriken Lindt & Sprungli	25	229
Cie Financiere Richemont	29,777	2,640
Coca-Cola	4,488	85
Credit Suisse Group	35,954	903
EMS-Chemie Holding	189	77
Geberit	5,933	2,007
Givaudan	219	393
Helvetia Holding	220	105
Holcim	5,438	389
Julius Baer Group	5,032	230
Kuehne + Nagel International	11,836	1,608
Logitech International	35,911	487
Lonza Group	1,246	140
Nestle	197,310	14,384
Novartis	75,361	6,989
Pargesa Holding	626	48
Partners Group Holding	378	110
Roche Holding	35,596	9,644
Schindler Holding	1,525	220
SGS	123	251
Sika	49	145
Sonova Holding	18,619	2,735
Sulzer	498	53
Swatch Group	1,858	423
Swiss Life Holding	749	177
Swiss Prime Site	1,250	92
Swiss Re	8,308	696
Swisscom	555	291
Syngenta	2,193	705
Transocean	8,494	156
UBS Group*	413,257	7,104
Zurich Insurance Group	3,515	1,099

		57,595

Taiwan — 2.5%
Advanced Semiconductor Engineering ADR	232,845	1,427
AU Optronics ADR	463,190	2,358
ChipMOS TECHNOLOGIES	13,900	324
Delta Electronics	74,000	437

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

Hon Hai Precision Industry GDR	273,458	$1,520
Siliconware Precision Industries ADR	285,354	2,155
Taiwan Semiconductor Manufacturing ADR	835,791	14,571
Yungtay Engineering	423,000	1,058

		23,850

Thailand — 1.4%
Asia Plus Securities	438,100	54
Bangkok Bank	172,100	1,018
Cal-Comp Electronics Thailand	829,992	70
Delta Electronics Thailand	171,600	366
Electricity Generating	14,500	73
GFPT	1,708,800	917
Hana Microelectronics	682,600	786
Kasikornbank PLC	129,700	898
KCE Electronics	523,600	541
KGI Securities Thailand	399,600	42
Krung Thai Bank	943,200	647
Krungthai Card	26,200	51
Lalin Property	282,000	35
Loxley	513,100	66
MFEC	216,800	52
MK Real Estate	283,600	37
Pruksa Real Estate	66,900	58
PTT	343,100	3,361
PTT Global Chemical	779,400	1,209
Raimon Land*	3,087,200	174
Ratchaburi Electricity Generating Holding	123,900	220
RS	164,000	84
SC Asset	330,300	35
Siam Commercial Bank	107,100	590
Siamgas & Petrochemicals	496,400	143
Somboon Advance Technology	67,400	33
SVI	1,989,900	241
Syntec Construction	2,491,000	202
Thai Vegetable Oil	176,300	114
Thanachart Capital	645,900	620

		12,737

Turkey — 1.3%
Adana Cimento Sanayii, Cl A	53,391	125
Akcansa Cimento	36,973	246
Aksigorta	25,000	27
Albaraka Turk Katilim Bankasi	44,267	33
Anadolu Anonim Turk Sigorta Sirketi*	148,517	90
Baticim Bati Anadolu Cimento Sanayii	13,568	42

Description	Shares	Value (000)

Bossa Ticaret Ve Sanayi Isletmeleri Tas	34,718	$54
Cimsa Cimento Sanayi ve Ticaret	107,157	732
EGE Seramik Sanayi ve Ticaret	22,722	39
Goodyear Lastikleri	24,266	942
Gubre Fabrikalari	107,083	230
Haci Omer Sabanci Holding	66,460	288
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl B*	278,175	301
KOC Holding	55,127	292
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret*	76,167	141
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	39,922	37
Soda Sanayii	175,191	320
Tat Gida Sanayi*	111,303	190
Tupras Turkiye Petrol Rafinerileri	17,970	425
Turk Ekonomi Bankasi*	51,500	54
Turk Hava Yollari*	571,867	2,350
Turkiye Garanti Bankasi	261,071	1,049
Turkiye Is Bankasi, Cl C	919,209	2,643
Vestel Beyaz Esya Sanayi ve Ticaret	112,100	519
Vestel Elektronik Sanayi ve Ticaret*	470,230	1,278

		12,447

United Kingdom — 16.4%
3i Group	148,930	1,039
Aberdeen Asset Management	20,257	135
Admiral Group	37,911	778
Aggreko	6,030	141
Amec Foster Wheeler	27,247	360
Anglo American	15,580	289
Anglo American PLC	33,001	611
Antofagasta	9,750	114
ARM Holdings	33,255	511
Ashtead Group	12,099	215
Associated British Foods	8,455	413
AstraZeneca	28,696	2,027
Aviva	69,749	524
Babcock International Group	6,220	102
BAE Systems	227,228	1,662
Barclays	1,394,107	5,241
Barratt Developments	26,645	194
Berendsen	14,677	251
Betfair Group	30,200	737
BG Group	290,414	3,886
BHP Billiton	82,541	1,769
BP	731,606	4,644

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

British American Tobacco	44,122	$2,391
British Land‡	23,096	279
BT Group PLC, Cl A	185,004	1,151
Bunzl	71,294	1,949
Burberry Group	10,616	269
Cable & Wireless Communications	565,659	435
Capita	123,773	2,075
Carnival	23,632	1,068
Centrica	139,986	606
Close Brothers Group	6,061	140
Cobham	27,784	139
Compass Group PLC	607,662	10,387
Croda International	3,210	132
Daily Mail & General Trust, Cl A	55,636	711
Delphi Automotive PLC	28,005	2,036
Devro	70,565	333
Diageo PLC	223,593	6,405
Direct Line Insurance Group	34,218	155
Dixons Carphone	21,655	156
easyJet	3,671	95
Fresnillo	5,505	65
G4S	306,376	1,322
GKN	37,317	199
GlaxoSmithKline	115,707	2,482
Glencore	387,825	1,790
GVC Holdings*	15,708	118
Hammerson‡	18,965	178
Hargreaves Lansdown	5,453	85
Hays PLC	672,944	1,514
HomeServe	121,912	639
HSBC Holdings PLC	1,157,766	10,947
ICAP	123,489	865
IG Group Holdings	57,638	644
IMI	11,856	232
Imperial Tobacco Group	21,752	958
Inchcape	38,149	429
Indivior PLC*	82,643	192
Informa PLC	53,295	389
Inmarsat	9,480	118
InterContinental Hotels Group	5,315	214
International Personal Finance	112,077	779
Intertek Group	49,683	1,798
Intu Properties‡	19,475	101
Investec	13,144	110
ITV	555,047	1,851
J Sainsbury	27,429	105
Johnson Matthey	4,603	242

Description	Shares	Value (000)

Jupiter Fund Management	57,069	$322
Kingfisher	56,554	299
Land Securities Group‡	18,812	338
Legal & General Group	140,487	542
Lloyds Banking Group*	2,645,616	3,112
London Stock Exchange Group	5,098	175
Marks & Spencer Group	39,051	289
Meggitt	18,933	152
Melrose Industries	23,105	96
Merlin Entertainments (A)	162,038	1,003
Michael Page International	21,832	139
Millennium & Copthorne Hotels	13,840	127
Moneysupermarket.com Group	129,613	469
National Express Group	31,219	120
National Grid	85,709	1,216
Next	3,645	387
Northgate	16,584	157
Old Mutual	116,817	344
Pearson	19,500	360
Persimmon	7,145	175
Petrofac	10,755	117
Provident Financial	33,502	1,279
Prudential PLC	128,929	2,981
Reckitt Benckiser Group PLC	97,922	7,931
Reed Elsevier	102,093	1,744
Rexam	99,389	700
Rightmove	45,632	1,591
Rio Tinto PLC	110,256	5,082
Rolls-Royce Holdings PLC	241,716	3,247
Royal Bank of Scotland Group*	60,146	366
Royal Mail	16,130	107
RSA Insurance Group	23,736	160
SABMiller	21,980	1,146
Sage Group	25,345	183
Schroders	2,815	117
Segro‡	16,666	95
Serco Group	137,563	345
Severn Trent	5,600	175
Shire	13,399	950
Sky PLC	242,503	3,384
Smith & Nephew	32,334	583
Smiths Group PLC	178,229	3,031
Spectris	19,556	639
Sports Direct International*	6,310	69
SSE	23,040	582
Stagecoach Group	126,374	725
Standard Chartered PLC	259,811	3,886

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

Description	Shares	Value (000)

Standard Life	56,879	$352
Subsea 7	6,331	65
Tate & Lyle	10,055	94
Tesco	271,419	791
Thomas Cook Group*	354,536	702
Travis Perkins	5,985	172
Tullow Oil	21,096	136
Unilever	70,685	2,872
United Utilities Group	15,348	218
Vodafone Group	768,653	2,635
Weir Group	4,852	139
WH Smith	28,135	588
Whitbread	4,328	320
William Hill	20,795	117
WM Morrison Supermarkets	49,545	141
Wolseley	6,338	362
WPP PLC	388,941	8,087

		153,749

United States — 0.5%
Consumer Discretionary — 0.4%
Yum! Brands	50,081	3,648

Energy — 0.0%
Seadrill	9,011	105

Information Technology — 0.1%
NCR*	25,097	731

		4,484

Total Common Stock (Cost $929,191) (000)		901,721

PREFERRED STOCK — 0.6%
Alpargatas	139,000	379
Banco ABC Brasil	37,100	188
Banco Bradesco	24,200	319
Bayerische Motoren Werke	1,207	99
Cia Paranaense de Energia	61,000	824
CJ*	838	58
FUCHS PETROLUB	1,771	71
Henkel & KGaA	4,077	439
Itau Unibanco Holding	26,400	343
Porsche Automobil Holding	3,654	296
Vale	52,100	377
Volkswagen	9,890	2,198

Total Preferred Stock (Cost $6,392) (000)		5,591

Description	Number of Rights	Value (000)

RIGHTS — 0.0%
Banco Bilbao Vizcaya Argentaria*	138,412	$13
Repsol*	23,990	13

Total Rights (Cost $–) (000)		26

WARRANTS — 0.0%
	Number of Warrants
CB Industrial Product Holdings*	10,400	1

Total Warrants (Cost $–) (000)		1

SHORT-TERM INVESTMENT (C) — 2.9%
	Shares
State Street Institutional Liquid Reserves Fund, 0.000%	27,187,562	27,188

Total Short-Term Investment (Cost $27,188) (000)		27,188

Total Investments — 99.4% (Cost $962,771) (000)		$934,527

Percentages are based on net assets of $940,105 (000).

A list of the open futures contracts held by the Fund at December 31, 2014, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
E-MINI MSCI Future	185	Mar-2015	$(231)

For the period ended December 31, 2014, the monthly average value of futures contracts held was $10,674 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees. The total value of such securities as of December 31, 2014, was $1,048 (000) and represented 0.11% of net assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2014, was $0 (000) and represented 0.00% of net assets.
(C)	The rate reported is the 7-day effective yield as of December 31, 2014.
ADR	— American Depositary Receipt
Cl	— Class
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP International Equity Fund

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$665	$26,482	$—	$27,147
Austria	430	1,171	—	1,601
Belgium	—	5,329	—	5,329
Brazil	23,084	—	—	23,084
Canada	13,287	—	—	13,287
Chile	1,257	—	—	1,257
China	4,342	20,125	—	24,467
Colombia	359	—	—	359
Czech Republic	—	988	—	988
Denmark	788	13,782	—	14,570
Finland	—	7,185	—	7,185
France	826	64,814	—	65,640
Germany	899	63,658	—	64,557
Greece	628	390	—	1,018
Guernsey	184	—	—	184
Hong Kong	3,551	28,560	—	32,111
India	8,602	—	—	8,602
Indonesia	—	9,117	—	9,117
Ireland	838	4,756	—	5,594
Israel	1,167	1,635	—	2,802
Italy	—	11,500	—	11,500
Japan	115	138,964	—	139,079
Luxembourg	508	1,566	—	2,074
Macau	—	280	—	280
Malaysia	667	6,058	—	6,725
Mexico	15,556	—	—	15,556
Netherlands	—	36,921	—	36,921
New Zealand	—	929	—	929
Norway	—	3,796	—	3,796
Panama	46	—	—	46
Peru	288	—	—	288
Philippines	—	3,417	—	3,417
Poland	—	5,757	—	5,757
Portugal	—	422	—	422
Qatar	—	77	—	77
Russia	348	2,879	—	3,227
Singapore	61	11,885	—	11,946
South Africa	824	14,915	—	15,739
South Korea	3,425	32,485	—	35,910
Spain	—	16,217	—	16,217
Sweden	82	17,972	—	18,054
Switzerland	7,104	50,491	—	57,595
Taiwan	19,821	4,029	—	23,850
Thailand	—	12,737	—	12,737
Turkey	518	11,929	—	12,447
United Kingdom	2,691	151,058	—	153,749
United States	4,380	104	—	4,484

Total Common Stock	117,341	784,380	—	901,721

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,431	$3,160	$—	$5,591
Rights	—	26	—	26
Warrants	—	1	—	1
Short-Term Investment	27,188	—	—	27,188

Total Investments in Securities	$146,960	$787,567	$—	$934,527

Other Financial Instruments
Futures Contracts*
Unrealized Depreci ation	$(231)	$—	$—	$(231)

Total Other Financial Instruments	$(231)	$—	$—	$(231)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of December 31, 2014, there were two Level 3 investments with a total value of $0 and represented 0.00% of net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 32.0%
U.S. Treasury Bill
0.008%, 01/08/15 (A)	$275	$275
U.S. Treasury Bonds
5.375%, 02/15/31	1,683	2,346
4.500%, 02/15/36	4,947	6,598
3.125%, 08/15/44	9,525	10,254
U.S. Treasury Notes
5.125%, 05/15/16	500	532
3.625%, 02/15/20	7,000	7,675
3.375%, 11/15/19	3,500	3,792
3.125%, 10/31/16	1,000	1,045
2.750%, 11/30/16-11/15/23	6,650	6,953
2.625%, 08/15/20	2,300	2,402
2.500%, 05/15/24	3,425	3,528
2.375%, 08/15/24	2,750	2,799
2.250%, 04/30/21-11/15/24	4,439	4,510
2.125%, 08/15/21	2,600	2,630
2.000%, 09/30/20-02/15/23	13,450	13,522
1.875%, 11/30/21	961	955
1.750%, 05/15/22	3,000	2,949
1.625%, 06/30/19-12/31/19	6,850	6,854
1.500%, 07/31/16-11/30/19	29,886	29,734
1.375%, 09/30/18	3,175	3,172
1.250%, 04/30/19-02/29/20	4,450	4,384
1.125%, 12/31/19	1,750	1,707
1.000%, 08/31/16-12/31/19	18,838	18,720
0.875%, 01/31/17-11/15/17	49,680	49,546
0.625%, 12/15/16-11/30/17	24,784	24,741
0.500%, 06/15/16-07/31/17	35,925	35,712
0.375%, 01/31/16-10/31/16	9,049	9,050
0.250%, 02/29/16-04/15/16	7,900	7,889

Total U.S. Treasury Obligations (Cost $262,425) (000)		264,274

CORPORATE OBLIGATIONS — 26.0%
Consumer Discretionary — 2.8%
21st Century Fox America 4.500%, 02/15/21	100	109
3.700%, 09/15/24 (B)	1,480	1,522

Description	Face Amount (000)	Value (000)

Amazon.com 4.800%, 12/05/34	$651	$683
1.200%, 11/29/17	200	198
American Honda Finance 2.250%, 08/15/19	2,271	2,278
1.200%, 07/14/17	100	100
Atento Luxco 1 7.375%, 01/29/20 (B)	370	370
AutoZone 1.300%, 01/13/17	100	100
Avianca Holdings 8.375%, 05/10/20 (B)	330	340
Bed Bath & Beyond 3.749%, 08/01/24	25	25
Carnival 1.200%, 02/05/16	100	100
CBS 3.375%, 03/01/22	150	151
Cleveland Clinic Foundation 4.858%, 01/01/14	375	385
Comcast 6.500%, 01/15/17	250	276
4.750%, 03/01/44	262	292
4.200%, 08/15/34	1,021	1,068
Delphi 4.150%, 03/15/24	40	41
Diageo Capital 5.750%, 10/23/17	200	223
DIRECTV Holdings 5.000%, 03/01/21	200	218
4.450%, 04/01/24	100	105
Discovery Communications 5.050%, 06/01/20	100	110
ERAC USA Finance 2.350%, 10/15/19 (B)	1,335	1,325
Ford Motor Credit 4.250%, 02/03/17	200	210
3.664%, 09/08/24	200	200
3.000%, 06/12/17	250	256
2.375%, 03/12/19	200	199
1.684%, 09/08/17	3,073	3,049
Gap 5.950%, 04/12/21	100	114
General Motors 5.000%, 04/01/35	268	279
3.000%, 09/25/17	1,581	1,599
2.625%, 07/10/17	1,175	1,180
Golden Eagle Retail Group 4.625%, 05/21/23 (B)	370	342
Grupo Televisa 7.250%, 05/14/43	2,840	165
Home Depot 5.400%, 03/01/16	250	264
Johnson Controls 3.625%, 07/02/24	43	43

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Kohl’s 4.000%, 11/01/21	$100	$104
Lowe’s 4.625%, 04/15/20	100	110
Macy’s Retail Holdings 4.500%, 12/15/34	710	715
3.625%, 06/01/24	100	101
Magna International 3.625%, 06/15/24	50	50
Marriott International 3.125%, 10/15/21	100	101
Massachusetts Institute of Technology 3.959%, 07/01/38	334	354
Mattel 2.350%, 05/06/19	100	100
McDonald’s 5.350%, 03/01/18	100	111
NBCUniversal Media 4.375%, 04/01/21	250	275
Newell Rubbermaid 4.000%, 12/01/24	50	51
Omnicom Group 4.450%, 08/15/20	100	108
QVC 4.450%, 02/15/25	65	64
Scripps Networks Interactive 2.750%, 11/15/19	100	100
Staples 2.750%, 01/12/18	100	100
Starbucks 6.250%, 08/15/17	100	112
Target 2.900%, 01/15/22	200	202
Thomson Reuters 0.875%, 05/23/16	100	99
Time Warner 4.875%, 03/15/20	150	165
2.100%, 06/01/19	100	99
Time Warner Cable 7.300%, 07/01/38	224	309
6.750%, 07/01/18	250	287
TJX 2.750%, 06/15/21	100	101
Toyota Motor Credit 2.750%, 05/17/21	100	101
Viacom 4.250%, 09/01/23	100	103
2.200%, 04/01/19	100	99
VTR Finance BV 6.875%, 01/15/24 (B)	380	388
Walt Disney 2.550%, 02/15/22	100	99
1.850%, 05/30/19	150	149

Description	Face Amount (000)	Value (000)

Whirlpool 4.000%, 03/01/24	$60	$62
Wyndham Worldwide 4.250%, 03/01/22	150	153
Yum! Brands 3.875%, 11/01/23	100	102

		22,993

Consumer Staples — 1.4%
Ajecorp BV 6.500%, 05/14/22 (B)	350	295
Altria Group 9.250%, 08/06/19	200	257
2.625%, 01/14/20	2,563	2,570
Anheuser-Busch InBev Finance 3.700%, 02/01/24	100	104
Anheuser-Busch InBev Worldwide 7.750%, 01/15/19	200	242
2.500%, 07/15/22	100	97
1.375%, 07/15/17	200	200
Beam Suntory 1.875%, 05/15/17	100	100
Bunge Finance 3.200%, 06/15/17	100	103
Clorox 3.500%, 12/15/24	50	50
Coca-Cola 3.200%, 11/01/23	100	103
2.450%, 11/01/20	150	152
Coca-Cola Company 1.800%, 09/01/16	200	203
Coca-Cola Femsa 2.375%, 11/26/18	150	153
Colgate-Palmolive 1.750%, 03/15/19	100	99
ConAgra Foods 1.900%, 01/25/18	100	99
Costco Wholesale 1.700%, 12/15/19	100	98
CVS Health 5.750%, 06/01/17	200	221
3.375%, 08/12/24	100	101
CVS Pass-Through Trust 4.163%, 08/11/36 (B)	128	132
ESAL GmbH 6.250%, 02/05/23 (B)	200	190
General Mills 5.650%, 02/15/19	100	114
3.150%, 12/15/21	61	63
Gruma 4.875%, 12/01/24 (B)	200	207
JBS Investments 7.250%, 04/03/24 (B)	200	197
Kellogg 4.450%, 05/30/16	100	105

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Kimberly-Clark 1.900%, 05/22/19	$150	$149
Kraft Foods Group 3.500%, 06/06/22	125	128
Kroger 6.400%, 08/15/17	100	112
4.000%, 02/01/24	100	105
Lorillard Tobacco 2.300%, 08/21/17	100	101
Mondelez International 4.125%, 02/09/16	200	207
PepsiCo 7.900%, 11/01/18	200	244
2.500%, 05/10/16	200	204
Philip Morris International
5.650%, 05/16/18	250	282
3.250%, 11/10/24	1,900	1,901
Procter & Gamble
1.900%, 11/01/19	100	100
0.750%, 11/04/16	150	150
Reynolds American 6.750%, 06/15/17	100	111
Sysco
3.000%, 10/02/21	40	41
2.350%, 10/02/19	100	101
Tyson Foods 4.500%, 06/15/22	150	162
Unilever Capital 2.200%, 03/06/19	100	101
Walgreens Boots Alliance
4.800%, 11/18/44	656	692
3.300%, 11/18/21	100	101
2.700%, 11/18/19	100	100
Wal-Mart Stores
3.300%, 04/22/24	50	52
2.550%, 04/11/23	150	148
1.125%, 04/11/18	250	247

		11,794

Energy — 4.0%
Anadarko Petroleum
6.450%, 09/15/36	517	621
6.375%, 09/15/17	200	222
Apache 6.000%, 01/15/37	477	519
Boardwalk Pipelines 4.950%, 12/15/24	50	50
BP Capital Markets
3.535%, 11/04/24	250	249
2.750%, 05/10/23	200	187
2.237%, 05/10/19	100	100
Cameron International 1.400%, 06/15/17	50	49
Canadian Natural Resources 5.700%, 05/15/17	100	108

Description	Face Amount (000)	Value (000)

Cenovus Energy 5.700%, 10/15/19	$125	$138
Chevron
2.355%, 12/05/22	150	145
2.193%, 11/15/19	90	90
1.718%, 06/24/18	100	100
CNOOC Curtis Funding No. 1 4.500%, 10/03/23 (B)	750	791
CNOOC Nexen Finance 1.625%, 04/30/17	200	199
ConocoPhillips
5.750%, 02/01/19	125	142
3.350%, 11/15/24	100	101
2.875%, 11/15/21	3,646	3,682
Continental Resources
5.000%, 09/15/22	100	97
4.500%, 04/15/23	100	95
DCP Midstream Operating
3.875%, 03/15/23	150	144
Ecopetrol 5.875%, 09/18/23	700	709
El Paso Pipeline Partners
6.500%, 04/01/20	448	507
5.000%, 10/01/21	1,237	1,301
Empresa Nacional del Petroleo 4.375%, 10/30/24 (B)	310	304
Enable Midstream Partners 2.400%, 05/15/19 (B)	50	49
Enbridge 5.600%, 04/01/17	100	109
Enbridge Energy Partners 5.875%, 12/15/16	50	54
Energy Transfer Partners
5.200%, 02/01/22	150	160
4.150%, 10/01/20	823	844
Ensco 4.700%, 03/15/21	100	100
Enterprise Products Operating
3.350%, 03/15/23	100	99
3.200%, 02/01/16	150	154
2.550%, 10/15/19	2,104	2,083
EOG Resources 2.625%, 03/15/23	100	96
Exxon Mobil 1.819%, 03/15/19	150	150
Fermaca Enterprises 6.375%, 03/30/38 (B)	200	204
Halliburton 3.500%, 08/01/23	100	101
Hess 8.125%, 02/15/19	150	178
KazMunayGas National
11.750%, 01/23/15 (B)	240	241
6.375%, 04/09/21 (B)	430	435
6.000%, 11/07/44 (B)	290	247
5.750%, 04/30/43 (B)	470	393

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Kinder Morgan 5.300%, 12/01/34	$417	$423
3.050%, 12/01/19	1,855	1,840
Kinder Morgan Energy Partners 6.500%, 02/01/37	168	189
3.950%, 09/01/22	250	248
3.500%, 03/01/21	20	20
Marathon Oil 2.800%, 11/01/22	150	140
Marathon Petroleum 4.750%, 09/15/44	523	494
3.500%, 03/01/16	100	102
National Oilwell Varco 2.600%, 12/01/22	200	188
Noble Energy 5.250%, 11/15/43	514	522
4.150%, 12/15/21	200	204
Occidental Petroleum 3.125%, 02/15/22	100	99
ONEOK Partners 3.375%, 10/01/22	100	93
Pacific Rubiales Energy 5.375%, 01/26/19 (B)	370	319
Pertamina Persero 6.450%, 05/30/44 (B)	370	386
6.000%, 05/03/42 (B)	740	722
Petrobras Global Finance 6.250%, 03/17/24	150	143
Petrobras International Finance 5.375%, 01/27/21	650	602
3.500%, 02/06/17	300	286
Petroleos de Venezuela 9.750%, 05/17/35 (B)	585	260
9.000%, 11/17/21	830	363
6.000%, 11/15/26 (B)	665	243
5.375%, 04/12/27	1,200	420
5.250%, 04/12/17	290	131
Petroleos Mexicanos 8.000%, 05/03/19	250	296
6.625%, 06/15/35	940	1,086
6.375%, 01/23/45 (B)	190	213
5.500%, 06/27/44	540	551
3.500%, 01/30/23	200	191
Phillips 66 4.875%, 11/15/44	597	611
2.950%, 05/01/17	200	207
Plains All American Pipeline 4.900%, 02/15/45	196	199
3.850%, 10/15/23	150	152
3.600%, 11/01/24	1,095	1,075
Schlumberger Investment 3.650%, 12/01/23	100	105
Shell International Finance 4.300%, 09/22/19	200	219
1.125%, 08/21/17	150	150

Description	Face Amount (000)	Value (000)

Spectra Energy Capital 3.300%, 03/15/23	$150	$142
State Oil of the Azerbaijan Republic 4.750%, 03/13/23	570	550
Statoil 3.700%, 03/01/24	100	104
2.450%, 01/17/23	125	119
2.250%, 11/08/19	150	150
Suncor Energy 6.100%, 06/01/18	100	112
Total Capital Canada 2.750%, 07/15/23	100	97
Total Capital International 2.100%, 06/19/19	100	100
1.550%, 06/28/17	200	201
TransCanada PipeLines 6.350%, 05/15/67 (C)	100	97
0.750%, 01/15/16	100	100
Transocean 6.375%, 12/15/21	200	184
Valero Energy 9.375%, 03/15/19	29	36
Williams
8.750%, 03/15/32	277	323
4.550%, 06/24/24	50	46
Williams Partners 5.250%, 03/15/20	644	699
Yingde Gases Investment 8.125%, 04/22/18 (B)	330	303

		33,202

Financials — 8.4%
Abbey National Treasury Services 4.000%, 04/27/16	100	104
1.650%, 09/29/17	100	100
Aflac 8.500%, 05/15/19	100	125
Alexandria Real Estate Equities 2.750%, 01/15/20‡	50	49
Alleghany 4.950%, 06/27/22	100	110
American Express 7.000%, 03/19/18	150	173
American Express Credit 2.800%, 09/19/16	250	257
2.250%, 08/15/19	150	150
American International Group 8.175%, 05/15/58 (C)	220	298
5.850%, 01/16/18	1,997	2,233
3.375%, 08/15/20	350	363
2.300%, 07/16/19	100	100
American Tower 3.450%, 09/15/21‡	150	147
3.400%, 02/15/19‡	100	102

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Ameriprise Financial 5.300%, 03/15/20	$100	$113
Andina de Fomento 4.375%, 06/15/22	100	107
Aon 5.000%, 09/30/20	100	112
ARC Properties Operating Partnership
3.000%, 02/06/19‡	100	92
2.000%, 02/06/17‡	100	95
Ares Capital 3.875%, 01/15/20	60	60
Assurant 4.000%, 03/15/23	74	76
Australia & New Zealand Banking Group New York 1.250%, 01/10/17	250	250
AvalonBay Communities 3.500%, 11/15/24‡	100	100
Banco de Costa Rica 5.250%, 08/12/18 (B)	340	342
Banco do Brasil 3.875%, 10/10/22	200	183
Banco Nacional de Costa Rica 4.875%, 11/01/18 (B)	350	346
Banco Regional SAECA 8.125%, 01/24/19 (B)	390	415
Bank of America
6.500%, 08/01/16	500	539
5.000%, 01/21/44	427	478
4.250%, 10/22/26	427	426
4.200%, 08/26/24	165	168
4.000%, 04/01/24	100	104
3.300%, 01/11/23	400	400
2.650%, 04/01/19	450	453
2.600%, 01/15/19	2,039	2,055
2.000%, 01/11/18	400	400
1.700%, 08/25/17	140	140
Bank of Ceylon 6.875%, 05/03/17 (B)	210	221
Bank of Georgia 7.750%, 07/05/17	330	337
Bank of Montreal 1.400%, 09/11/17	200	200
Bank of New York Mellon
3.550%, 09/23/21	100	105
2.100%, 08/01/18	200	202
Bank of Nova Scotia
2.050%, 10/30/18	100	100
1.300%, 07/21/17	100	100
1.100%, 12/13/16	150	150
Barclays Bank
5.140%, 10/14/20	150	161
5.000%, 09/22/16	150	160
2.750%, 11/08/19	200	200

Description	Face Amount (000)	Value (000)

BB&T 2.450%, 01/15/20	$2,661	$2,650
BBVA Bancomer 6.008%, 05/17/22 (B) (C)	380	388
Berkshire Hathaway 1.900%, 01/31/17	250	254
Berkshire Hathaway Finance 0.950%, 08/15/16	150	150
BioMed Realty 2.625%, 05/01/19 ‡	50	50
BlackRock 5.000%, 12/10/19	100	113
BMCE Bank 6.250%, 11/27/18	200	204
BNP Paribas
3.600%, 02/23/16	150	154
2.375%, 09/14/17	150	153
Boston Properties
3.850%, 02/01/23 ‡	100	104
3.700%, 11/15/18 ‡	100	105
BPCE 1.625%, 02/10/17	250	251
Branch Banking & Trust 1.000%, 04/03/17	250	248
Camden Property Trust 3.500%, 09/15/24 ‡	100	99
Capital One Bank USA 2.150%, 11/21/18	250	250
Capital One Financial 2.450%, 04/24/19	100	100
Charles Schwab 4.450%, 07/22/20	100	110
China Overseas Finance Cayman III 5.375%, 10/29/23	390	414
Cielo 3.750%, 11/16/22 (B)	390	351
Citigroup
8.500%, 05/22/19	350	436
4.300%, 11/20/26	494	493
3.750%, 06/16/24	100	102
3.500%, 05/15/23	100	97
2.500%, 07/29/19	100	100
1.700%, 07/25/16	250	252
1.550%, 08/14/17	250	249
CNA Financial 5.875%, 08/15/20	100	114
Comerica 2.125%, 05/23/19	50	50
Commonwealth Bank of Australia 2.250%, 03/13/19	250	251
Cooperatieve Centrale Raiffeisen-Boerenleenbank 3.875%, 02/08/22	300	319

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Office Properties 3.700%, 06/15/21‡	$527	$525
Credit Suisse New York
5.400%, 01/14/20	250	280
3.625%, 09/09/24	250	254
Crown Castle Holdings 3.849%, 04/15/23	150	149
Deutsche Bank
6.000%, 09/01/17	200	222
3.700%, 05/30/24	85	86
Development Bank of Kazakhstan 4.125%, 12/10/22 (B)	970	815
Digital Realty Trust 3.625%, 10/01/22‡	100	98
Discover Bank 2.000%, 02/21/18	250	249
Duke Realty 3.750%, 12/01/24‡	100	101
Education Realty Operating Partnership 4.600%, 12/01/24‡	490	502
ERP Operating
4.625%, 12/15/21‡	200	219
2.375%, 07/01/19‡	2,321	2,311
Fifth Third Bank 1.150%, 11/18/16	200	200
FMS Wertmanagement AoeR 0.625%, 04/18/16	200	200
Fondo MIVIVIENDA
3.500%, 01/31/23 (B)	150	143
3.375%, 04/02/19 (B)	340	340
Goldman Sachs Group
6.150%, 04/01/18	300	337
5.750%, 01/24/22	400	463
3.850%, 07/08/24	100	102
3.625%, 02/07/16	1,173	1,195
2.625%, 01/31/19	1,323	1,331
2.550%, 10/23/19	1,475	1,470
GTB Finance 6.000%, 11/08/18 (B)	350	326
HCP 5.375%, 02/01/21‡	200	223
Health Care 5.250%, 01/15/22‡	100	111
Hospitality Properties Trust 5.000%, 08/15/22‡	100	105
Host Hotels & Resorts 3.750%, 10/15/23‡	100	100
HSBC Finance 6.676%, 01/15/21	200	237
HSBC USA
2.625%, 09/24/18	150	154
1.300%, 06/23/17	200	200

Description	Face Amount (000)	Value (000)

Inter-American Development Bank
2.125%, 11/09/20	$150	$151
1.750%, 10/15/19	100	100
1.125%, 03/15/17	400	402
1.000%, 07/14/17	100	100
0.875%, 03/15/18	150	148
Intercontinental Exchange 4.000%, 10/15/23	150	158
International Bank of Azerbaijan 5.625%, 06/11/19	400	376
International Finance
1.250%, 07/16/18	100	100
0.875%, 06/15/18	300	295
0.625%, 11/15/16	150	149
Intesa Sanpaolo
5.250%, 01/12/24	250	271
5.017%, 06/26/24 (B)	550	534
Jefferies Group 6.875%, 04/15/21	100	114
JPMorgan Chase
6.000%, 01/15/18	300	336
4.250%, 10/15/20	250	269
3.875%, 02/01/24	1,127	1,167
3.625%, 05/13/24	100	102
3.375%, 05/01/23	100	99
3.150%, 07/05/16	500	514
2.350%, 01/28/19	200	201
2.200%, 10/22/19	200	198
1.350%, 02/15/17	150	150
Kaisa Group Holdings 8.875%, 03/19/18 (B)	330	220
KeyCorp 5.100%, 03/24/21	150	169
Kimco Realty 3.200%, 05/01/21‡	50	51
Korea Finance 2.875%, 08/22/18	200	204
Liberty Property 4.125%, 06/15/22 ‡	100	104
Lincoln National 7.000%, 05/17/66 (C)	150	150
Lloyds Bank 2.350%, 09/05/19	200	200
Lloyds Banking Group 4.500%, 11/04/24	524	529
Loews 2.625%, 05/15/23	100	94
Magyar Export-Import Bank 4.000%, 01/30/20 (B)	450	447
Majapahit Holding 7.875%, 06/29/37 (B)	175	205
Manufacturers & Traders Trust 1.400%, 07/25/17	250	250
Marsh & McLennan 2.350%, 09/10/19	75	75

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

MetLife
6.750%, 06/01/16	$100	$108
3.600%, 04/10/24	100	103
MFB Magyar Fejlesztesi Bank 6.250%, 10/21/20 (B)	200	221
Moody’s 2.750%, 07/15/19	100	101
Morgan Stanley
4.875%, 11/01/22	100	106
3.875%, 04/29/24	1,194	1,225
3.700%, 10/23/24	415	421
2.500%, 01/24/19	250	250
2.375%, 07/23/19	550	548
2.125%, 04/25/18	500	500
1.875%, 01/05/18	1,466	1,461
1.750%, 02/25/16	100	101
MUFG Union Bank 1.500%, 09/26/16	250	251
National Australia Bank
2.750%, 03/09/17	250	258
2.400%, 12/09/19 (B)	2,149	2,145
National Rural Utilities Cooperative Finance 10.375%, 11/01/18	150	195
National Savings Bank 8.875%, 09/18/18 (B)	490	545
Nomura Holdings 4.125%, 01/19/16	200	206
Nordic Investment Bank 0.500%, 04/14/16	200	200
Omega Healthcare Investors 6.750%, 10/15/22‡	150	159
Pacific LifeCorp 5.125%, 01/30/43 (B)	329	362
PNC Bank
2.700%, 11/01/22	250	239
1.125%, 01/27/17	100	100
PNC Financial Services Group 3.900%, 04/29/24	100	102
Power Sector Assets & Liabilities Management 7.390%, 12/02/24 (B)	290	378
Principal Financial Group 3.300%, 09/15/22	1,017	1,017
Private Export Funding 2.250%, 03/15/20	200	202
Prologis 6.875%, 03/15/20‡	100	117
Prudential Financial 5.625%, 06/15/43 (C)	150	153
Realty Income 3.250%, 10/15/22‡	100	99
Royal Bank of Canada
2.200%, 07/27/18	150	152
2.150%, 03/15/19	200	201

Description	Face Amount (000)	Value (000)

Royal Bank of Scotland 5.625%, 08/24/20	$250	$285
Scentre Group Trust 1
3.500%, 02/12/25 (B)	189	190
2.375%, 11/05/19 (B)	1,974	1,960
Scotiabank Peru 4.500%, 12/13/27 (B) (C)	400	388
Simon Property Group
3.375%, 10/01/24‡	125	127
2.200%, 02/01/19‡	150	151
Standard Chartered Bank 7.280%, 06/05/19 (B)	25,000	387
Sumitomo Mitsui Banking 3.950%, 01/10/24	250	264
SunTrust Banks
3.500%, 01/20/17	100	104
2.500%, 05/01/19	50	50
Svensk Exportkredit 1.875%, 06/17/19	200	201
Svenska Handelsbanken 3.125%, 07/12/16	250	258
Synchrony Financial 3.000%, 08/15/19	100	101
TIAA Asset Management Finance
4.125%, 11/01/24 (B)	184	188
2.950%, 11/01/19 (B)	348	349
Toronto-Dominion Bank
2.375%, 10/19/16	200	205
2.125%, 07/02/19	100	100
Toyota Motor Credit
2.100%, 01/17/19	200	201
2.050%, 01/12/17	200	204
Travelers 3.900%, 11/01/20	100	107
Turkiye Vakiflar Bankasi Tao 5.000%, 10/31/18 (B)	320	326
UBS 5.875%, 12/20/17	250	279
UDR 4.625%, 01/10/22‡	1,108	1,196
Unifin Financiera 6.250%, 07/22/19 (B)	410	373
Unum Group 4.000%, 03/15/24	50	51
US Bancorp
2.950%, 07/15/22	200	197
1.950%, 11/15/18	100	100
Ventas Realty
3.750%, 05/01/24	50	50
1.550%, 09/26/16	100	100
WEA Finance
4.750%, 09/17/44 (B)	286	305
2.700%, 09/17/19 (B)	1,673	1,673

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Wells Fargo
5.625%, 12/11/17	$500	$556
4.650%, 11/04/44	641	661
4.125%, 08/15/23	150	157
3.300%, 09/09/24	100	101
2.125%, 04/22/19	200	200
0.798%, 06/15/16 (D)	100	104
Westpac Banking
4.875%, 11/19/19	200	223
2.250%, 01/17/19	100	101
Weyerhaeuser 4.625%, 09/15/23‡	100	108
Willis Group Holdings 4.125%, 03/15/16	14	14
WP Carey 4.600%, 04/01/24	50	53
XLIT 5.750%, 10/01/21	74	86
Zenith Bank 6.250%, 04/22/19 (B)	340	313

		69,365

Health Care — 1.9%
AbbVie 1.750%, 11/06/17	200	200
Actavis 1.875%, 10/01/17	100	100
Actavis Funding SCS 3.850%, 06/15/24	100	101
Aetna 2.750%, 11/15/22	150	145
AmerisourceBergen 3.400%, 05/15/24	100	100
Amgen
5.700%, 02/01/19	250	281
3.625%, 05/22/24	100	102
Anthem
3.300%, 01/15/23	200	200
2.250%, 08/15/19	100	99
AstraZeneca 1.950%, 09/18/19	100	100
Baxter International
3.200%, 06/15/23	100	101
0.950%, 06/01/16	100	100
Becton Dickinson
4.685%, 12/15/44	156	168
3.734%, 12/15/24	500	515
3.125%, 11/08/21	100	100
2.675%, 12/15/19	629	637
Boston Scientific 2.650%, 10/01/18	100	100
Cardinal Health 3.200%, 03/15/23	100	99
CareFusion 3.875%, 05/15/24	100	103

Description	Face Amount (000)	Value (000)

Catholic Health Initiatives 4.350%, 11/01/42	$599	$595
Celgene 2.250%, 05/15/19	100	99
Cigna 4.000%, 02/15/22	100	105
City of Hope 5.623%, 11/15/43	265	313
Covidien International Finance 6.000%, 10/15/17	200	224
Dignity Health 5.267%, 11/01/64	272	295
Express Scripts Holding
3.900%, 02/15/22	150	156
3.125%, 05/15/16	100	103
1.250%, 06/02/17	55	54
Gilead Sciences
4.800%, 04/01/44	429	476
2.350%, 02/01/20	20	20
2.050%, 04/01/19	100	100
GlaxoSmithKline Capital
2.800%, 03/18/23	125	123
0.700%, 03/18/16	100	100
Howard Hughes Medical Institute 3.500%, 09/01/23	150	158
Johnson & Johnson 2.450%, 12/05/21	200	201
McKesson
4.883%, 03/15/44	610	672
3.250%, 03/01/16	150	154
Medtronic
4.375%, 03/15/35 (B)	706	749
3.150%, 03/15/22 (B)	1,500	1,519
1.375%, 04/01/18	175	173
0.875%, 02/27/17	100	100
Merck 1.300%, 05/18/18	200	198
Novartis Securities Investment 5.125%, 02/10/19	200	225
NYU Hospitals Center 5.750%, 07/01/43	240	294
Perrigo 4.000%, 11/15/23	200	206
Perrigo Finance
4.900%, 12/15/44	252	267
3.500%, 12/15/21	639	646
Pfizer
3.000%, 06/15/23	100	101
1.500%, 06/15/18	200	200
1.100%, 05/15/17	100	100
Sanofi 2.625%, 03/29/16	200	205
Teva Pharmaceutical Finance 2.950%, 12/18/22	150	146

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Thermo Fisher Scientific
3.600%, 08/15/21	$100	$103
2.400%, 02/01/19	150	150
2.250%, 08/15/16	100	102
UnitedHealth Group
2.875%, 12/15/21	684	690
2.300%, 12/15/19	2,073	2,082
Zoetis 3.250%, 02/01/23	150	148

		15,703

Industrials — 1.5%
3M 1.625%, 06/15/19	100	99
ABB Finance USA 2.875%, 05/08/22	150	151
Air Lease 3.375%, 01/15/19	150	152
American Airlines Pass-Through Trust 4.950%, 01/15/23	200	213
Boeing 2.350%, 10/30/21	150	149
Burlington Northern Santa Fe
5.650%, 05/01/17	100	110
3.050%, 03/15/22	100	101
Canadian National Railway 5.550%, 03/01/19	100	114
Caterpillar
3.900%, 05/27/21	150	162
3.400%, 05/15/24	100	103
Caterpillar Financial Services 2.050%, 08/01/16	200	204
CSX
7.375%, 02/01/19	100	120
4.500%, 08/01/54	500	524
Deere 2.600%, 06/08/22	150	148
Dover 4.300%, 03/01/21	100	110
Eaton 1.500%, 11/02/17	200	199
Emerson Electric 2.625%, 02/15/23	100	99
Eskom Holdings 5.750%, 01/26/21 (B)	850	854
GATX 2.500%, 07/30/19	150	149
General Electric
5.250%, 12/06/17	150	166
3.375%, 03/11/24	100	103
2.700%, 10/09/22	100	100
General Electric Capital
5.625%, 05/01/18	300	338
4.650%, 10/17/21	400	451
1.250%, 05/15/17	200	200
1.000%, 01/08/16	300	301

Description	Face Amount (000)	Value (000)

Georgian Railway 7.750%, 07/11/22 (B)	$700	$731
Illinois Tool Works 1.950%, 03/01/19	100	100
Ingersoll-Rand Global Holding 4.250%, 06/15/23	100	105
International Lease Finance 6.750%, 09/01/16 (B)	100	107
John Deere Capital
2.800%, 03/04/21	100	101
1.300%, 03/12/18	150	148
KazAgro National Management Holding 4.625%, 05/24/23 (B)	300	251
Kazakhstan Temir Zholy Finance
6.950%, 07/10/42 (B)	310	300
6.375%, 10/06/20 (B)	730	719
Koninklijke Philips 5.750%, 03/11/18	200	222
L-3 Communications 5.200%, 10/15/19	125	137
Norfolk Southern
5.750%, 01/15/16	45	47
3.250%, 12/01/21	100	102
Northrop Grumman 3.250%, 08/01/23	150	151
Odebrecht Finance 7.125%, 06/26/42 (B)	340	285
Owens Corning 4.200%, 12/01/24	100	99
PACCAR Financial 1.400%, 11/17/17	55	55
Parker-Hannifin 4.450%, 11/21/44	414	446
Pitney Bowes 4.625%, 03/15/24	100	102
Precision Castparts 2.500%, 01/15/23	150	144
Raytheon 2.500%, 12/15/22	150	146
Red de Carreteras de Occidente 9.000%, 06/10/28 (B)	6,100	401
Republic Services 3.550%, 06/01/22	150	154
Ryder System 2.550%, 06/01/19	95	95
San Miguel 4.875%, 04/26/23	420	390
Southwest Airlines 2.750%, 11/06/19	50	50
Stanley Black & Decker 2.900%, 11/01/22	100	99
Transnet 4.000%, 07/26/22 (B)	770	728
Union Pacific 3.646%, 02/15/24	100	106

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

United Parcel Service
5.125%, 04/01/19	$100	$112
3.125%, 01/15/21	45	47
United Technologies 5.375%, 12/15/17	200	222
Waste Management 3.500%, 05/15/24	100	101

		12,423

Information Technology — 1.0%
Alibaba Group Holding
3.600%, 11/28/24 (B)	1,122	1,113
2.500%, 11/28/19 (B)	250	247
Amphenol 1.550%, 09/15/17	100	100
Apple
3.850%, 05/04/43	536	536
2.400%, 05/03/23	200	194
1.050%, 05/05/17	200	201
1.000%, 05/03/18	100	99
Baidu 3.250%, 08/06/18	200	204
Broadcom 3.500%, 08/01/24	40	40
Cisco Systems
5.500%, 02/22/16	200	211
4.450%, 01/15/20	200	220
eBay 2.875%, 08/01/21	150	148
EMC 3.375%, 06/01/23	100	100
Fidelity National Information Services 3.500%, 04/15/23	150	149
Fiserv 3.125%, 06/15/16	150	154
Google 3.375%, 02/25/24	100	104
Hewlett-Packard
4.650%, 12/09/21	100	107
2.600%, 09/15/17	200	204
Intel
3.300%, 10/01/21	100	105
2.700%, 12/15/22	100	99
International Business Machines
7.625%, 10/15/18	125	151
3.375%, 08/01/23	100	102
1.625%, 05/15/20	100	96
1.250%, 02/06/17	200	201
Juniper Networks 4.500%, 03/15/24	50	50
Keysight Technologies 3.300%, 10/30/19 (B)	100	99
KLA-Tencor
4.650%, 11/01/24	707	732
3.375%, 11/01/19	150	153

Description	Face Amount (000)	Value (000)

Microsoft
3.625%, 12/15/23	$100	$107
1.625%, 12/06/18	150	150
Motorola Solutions 3.500%, 09/01/21	100	100
NetApp 3.375%, 06/15/21	50	50
Oracle
4.300%, 07/08/34	636	681
2.800%, 07/08/21	100	101
2.375%, 01/15/19	150	153
2.250%, 10/08/19	100	101
1.200%, 10/15/17	250	249
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/22	150	157
Texas Instruments 2.375%, 05/16/16	200	205
Tyco Electronics Group 2.350%, 08/01/19	50	50
Xerox 4.500%, 05/15/21	150	160
Xilinx 2.125%, 03/15/19	50	50

		8,233

Materials — 1.1%
Air Products & Chemicals 3.350%, 07/31/24	100	101
Airgas 3.650%, 07/15/24	100	102
Barrick 3.850%, 04/01/22	100	96
BHP Billiton Finance USA 6.500%, 04/01/19	125	147
5.000%, 09/30/43	396	449
1.625%, 02/24/17	200	202
Cemex Finance 9.375%, 10/12/22 (B)	330	368
CRH America 6.000%, 09/30/16	100	108
Dow Chemical 8.550%, 05/15/19	225	280
Eastman Chemical 2.400%, 06/01/17	200	203
Ecolab 3.000%, 12/08/16	100	103
EI du Pont de Nemours 4.625%, 01/15/20	100	111
2.800%, 02/15/23	100	98
Evraz Canada 7.500%, 11/15/19 (B)	350	339
First Quantum Minerals 6.750%, 02/15/20 (B)	375	339
Freeport-McMoRan 3.550%, 03/01/22	150	142
2.375%, 03/15/18	250	247

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Goldcorp 3.700%, 03/15/23	$150	$146
International Paper 7.950%, 06/15/18	125	147
LYB International Finance BV 4.875%, 03/15/44	394	405
LyondellBasell Industries 5.000%, 04/15/19	250	273
Mexichem 5.875%, 09/17/44 (B)	260	246
Monsanto 2.125%, 07/15/19	100	100
Mosaic 5.450%, 11/15/33	547	619
Nacional del Cobre de Chile 5.625%, 10/18/43 (B)	310	350
4.875%, 11/04/44 (B)	392	398
Newmont Mining 3.500%, 03/15/22	100	94
OCP 5.625%, 04/25/24 (B)	610	641
Packaging Corp of America 3.650%, 09/15/24	100	98
Potash Corp of Saskatchewan 3.625%, 03/15/24	100	103
PPG Industries 2.300%, 11/15/19	100	100
Praxair 3.000%, 09/01/21	150	153
Rio Tinto Finance USA 2.250%, 12/14/18	150	150
1.625%, 08/21/17	200	200
Rock-Tenn 4.450%, 03/01/19	100	106
Samarco Mineracao 5.375%, 09/26/24 (B)	380	352
TAM Capital 3 8.375%, 06/03/21 (B)	330	339
Teck Resources 6.250%, 07/15/41	247	228
3.000%, 03/01/19	100	97
Union Andina de Cementos 5.875%, 10/30/21 (B)	340	345
Vale Overseas 4.375%, 01/11/22	100	96

		9,221

Telecommunication Services — 1.3%
America Movil 5.000%, 03/30/20	200	220
AT&T 5.800%, 02/15/19	250	284
4.300%, 12/15/42	385	366
2.400%, 08/15/16	200	204
2.300%, 03/11/19	150	150

Description	Face Amount (000)	Value (000)

British Telecommunications 2.350%, 02/14/19	$200	$200
Columbus International 7.375%, 03/30/21 (B)	400	419
Comcel Trust via Comunicaciones Celulares 6.875%, 02/06/24 (B)	240	251
Cox Communications 4.800%, 02/01/35 (B)	546	569
Deutsche Telekom International Finance BV 6.750%, 08/20/18	100	116
Digicel 8.250%, 09/01/17 (B)	385	390
Eileme 2 11.625%, 01/31/20 (B)	400	448
Ooredoo International Finance 3.875%, 01/31/28 (B)	458	439
Orange 4.125%, 09/14/21	100	107
Reed Elsevier Capital 3.125%, 10/15/22	100	99
Rogers Communications 6.800%, 08/15/18	50	58
TBG Global Pte 4.625%, 04/03/18 (B)	250	246
Telefonica Emisiones 3.192%, 04/27/18	250	257
Verizon Communications 6.550%, 09/15/43	524	671
6.400%, 09/15/33	450	554
5.150%, 09/15/23	2,483	2,742
4.500%, 09/15/20	200	217
3.650%, 09/14/18	200	211
1.350%, 06/09/17	300	299
Vimpel Communications Via VIP Finance Ireland 9.125%, 04/30/18	300	282
Vodafone Group
6.150%, 02/27/37	231	279
2.950%, 02/19/23	150	145
1.500%, 02/19/18	150	147

		10,370

Utilities — 2.6%
Abengoa Transmision 6.875%, 04/30/43 (B)	250	277
AES Andres Dominicana 9.500%, 11/12/20 (B)	350	378
AES El Salvador Trust II 6.750%, 03/28/23 (B)	360	339
Ameren Illinois 3.250%, 03/01/25	627	636

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

American Electric Power 1.650%, 12/15/17	$150	$150
Berkshire Hathaway Energy 3.750%, 11/15/23	100	104
1.100%, 05/15/17	150	148
CMS Energy 6.250%, 02/01/20	100	116
Commonwealth Edison 2.150%, 01/15/19	250	252
Consolidated Edison Company of New York 5.850%, 04/01/18	100	113
4.625%, 12/01/54	521	571
4.450%, 03/15/44	238	257
Dominion Gas Holdings 4.600%, 12/15/44	141	148
2.500%, 12/15/19	464	465
1.050%, 11/01/16	250	249
Dominion Resources 4.050%, 09/15/42	542	529
3.625%, 12/01/24	850	861
DTE Energy 3.500%, 06/01/24	50	51
Duke Energy 3.950%, 10/15/23	250	265
2.150%, 11/15/16	100	102
Empresa Electrica Angamos 4.875%, 05/25/29 (B)	410	403
Empresa Nacional de Electricidad 4.250%, 04/15/24	50	50
Entergy 5.125%, 09/15/20	100	109
FirstEnergy 7.375%, 11/15/31	260	315
FirstEnergy Transmission 5.450%, 07/15/44 (B)	196	211
Hrvatska Elektroprivreda 6.000%, 11/09/17 (B)	340	355
ITC Holdings 3.650%, 06/15/24	25	25
NextEra Energy Capital Holdings 3.625%, 06/15/23	1,215	1,233
2.700%, 09/15/19	688	695
Niagara Mohawk Power 4.278%, 10/01/34 (B)	735	778
NiSource Finance 6.400%, 03/15/18	150	171
NSTAR Electric 2.375%, 10/15/22	100	96
Oncor Electric Delivery 7.000%, 09/01/22	100	127

Description	Face Amount (000)	Value (000)

ONE Gas 2.070%, 02/01/19	$74	$74
Pacific Gas & Electric 4.750%, 02/15/44	619	681
4.300%, 03/15/45	490	503
3.500%, 10/01/20	150	156
PPL Capital Funding 3.500%, 12/01/22	150	152
Progress Energy 7.750%, 03/01/31	918	1,329
5.625%, 01/15/16	100	105
Public Service Electric & Gas 3.050%, 11/15/24	25	25
2.300%, 09/15/18	100	101
Puget Energy 6.500%, 12/15/20	100	117
SCANA 4.125%, 02/01/22	442	458
Sempra Energy 9.800%, 02/15/19	2,937	3,771
6.500%, 06/01/16	100	107
3.550%, 06/15/24	100	101
Southern 2.450%, 09/01/18	150	153
2.150%, 09/01/19	487	484
1.300%, 08/15/17	521	519
Southern California Edison 3.500%, 10/01/23	150	158
Southern Power 5.250%, 07/15/43	380	438
Southwestern Electric Power 3.550%, 02/15/22	777	797
Star Energy Geothermal Wayang Windu 6.125%, 03/27/20 (B)	370	364
TECO Finance 4.000%, 03/15/16	150	155
TransAlta 1.900%, 06/03/17	31	31
Union Electric 3.500%, 04/15/24	150	154
Virginia Electric & Power 3.450%, 02/15/24	100	103
Wisconsin Energy 6.250%, 05/15/67 (C)	100	101
Xcel Energy 0.750%, 05/09/16	150	150

		21,866

Total Corporate Obligations (Cost $214,705) (000)		215,170

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

MORTGAGE-BACKED SECURITIES — 16.9%
Agency Mortgage-Backed Obligations — 15.2%
FHLMC 5.500%, 07/01/33-07/01/35	$1,779	$2,008
5.000%, 01/01/38	2,030	2,240
4.500%, 01/12/36-02/01/44	3,224	3,519
4.000%, 05/01/24-01/15/41	5,895	6,285
3.500%, 12/01/28-01/01/44	5,408	5,648
3.000%, 01/01/27-04/01/43	5,825	5,933
FHLMC Multifamily Structured Pass-Through Certificates, Ser K036, Cl A2
3.527%, 10/25/23 (C)	1,541	1,645
3.389%, 03/25/24	487	514
3.241%, 09/25/24	622	649
3.171%, 10/25/24	415	430
3.130%, 06/25/21	717	749
2.856%, 01/25/21	620	641
FNMA 6.000%, 03/01/34-01/01/38	2,016	2,297
5.500%, 07/01/34-08/01/37	3,172	3,570
5.000%, 01/01/38-07/01/41	5,218	5,780
4.500%, 01/01/38-12/01/43	7,105	7,749
4.000%, 03/01/24-07/01/43	16,602	17,722
3.500%, 12/01/40-09/01/43	15,196	15,891
3.000%, 01/16/26-05/01/43	11,938	12,180
2.500%, 01/01/26	5,570	5,671
GNMA 4.500%, 03/20/40-10/20/40	4,941	5,429
4.000%, 01/01/40-08/20/44	6,137	6,588
3.500%, 01/15/41	7,760	8,145
3.000%, 01/15/43	4,340	4,438

		125,721

Non-Agency Mortgage-Backed Obligations — 1.7%
Alternative Loan Trust, Ser 2003-20CB, Cl 2A1 5.750%, 10/25/33	119	123
Aventura Mall Trust, Ser 2013-AVM, Cl A 3.743%, 12/05/32 (B)(C)	682	724
Banc of America Funding, Ser 2005-4, Cl 1A3 5.500%, 08/25/35	42	42
Citigroup Commercial Mortgage Trust, Ser GC25, Cl A4 3.635%, 10/10/47	240	250
Commercial Mortgage Pass-Through Certificates, Ser UBS6, Cl A5 3.644%, 12/10/47	318	331

Description	Face Amount (000)	Value (000)

Commercial Mortgage Trust, Ser 2007-C9, Cl A4 5.796%, 12/10/49 (C)	$1,493	$1,631
4.258%, 10/10/46	621	679
4.006%, 04/10/47	199	214
3.983%, 10/10/46	550	592
3.611%, 08/10/49 (B)(C)	231	241
3.147%, 02/10/47	356	369
0.961%, 08/13/27 (B)(C)	964	962
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A1 3.304%, 09/15/37 (B)	349	356
GS Mortgage Securities II, Ser 2012-BWTR, Cl A 2.954%, 11/05/34 (B)	682	681
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A 2.933%, 06/05/31 (B)	534	547
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1 6.500%, 02/25/35	227	230
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A 2.582%, 05/19/34 (C)	84	84
JP Morgan Mortgage Trust, Ser 2005-A3, Cl 4A1 2.658%, 06/25/35 (C)	258	261
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A4 3.997%, 04/15/47	530	570
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 3A2 2.408%, 04/25/35 (C)	122	118
1.990%, 11/25/33 (C)	369	364
MLCC Mortgage Investors, Ser 2006-2, Cl 2A 2.120%, 05/25/36 (C)	561	556
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl A4 4.051%, 04/15/47	345	372
3.787%, 01/15/47	218	230
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A 3.350%, 07/13/29 (B)	646	668
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 1A1A 2.411%, 10/25/35 (C)	409	399
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A 2.358%, 06/25/34 (C)	601	594

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR10, Cl 2A2 2.614%, 06/25/35 (C)	$629	$635
2.612%, 10/25/33 (C)	1,043	1,046

		13,869

Total Mortgage-Backed Securities (Cost $138,270) (000)		139,590

LOAN PARTICIPATIONS — 9.4%
Aerospace/Defense — 0.0%
B/E Aerospace, Inc., Term Loan 4.000%, 11/19/21	100	99
Transdigm Inc., Tranche D Term Loan 3.750%, 05/21/21	150	147

		246

Automotive — 0.4%
Allison Transmission, Inc., Term B-3 Loan 3.750%, 08/23/19	993	980
Chrysler Group LLC, Tranche B Term Loan 3.250%, 12/31/18	274	270
Federal-Mogul Corporation, Tranche C Term Loan (2014) 4.750%, 04/15/21	322	319
Gates Global LLC, Initial Dollar Term Loan 4.250%, 06/05/21	125	121
Metaldyne Performance 10/14 Cov-Lite Term Loan 4.250%, 10/20/21	167	166
MPG Holdco I Inc., Initial Term Loan 0.000%, 10/13/21 (E)	81	81
TI Group Automotive Systems, LLC Additional Term Loan 4.250%, 06/02/21	299	295
Tower Automotive Holdings USA, LLC, Initial Term Loan (2014) 4.000%, 04/23/20	993	973
Visteon Corporation, Initial Term Loan 3.500%, 04/09/21	100	98

		3,303

Building Materials — 0.1%
Quikrete Holdings, Inc., Initial Loan (First Lien) 4.000%, 09/28/20	461	454
0.000%, 09/28/20 (E)	15	15
Tecomet (Symmetry Medical) 11/14 Cov-Lite Term Loan 5.750%, 11/25/21	100	96

Description	Face Amount (000)	Value (000)

VAT Lux III S.a.r.l. (fka Polyusus Lux 2 S.a.r.l.), Initial Term Loan 4.750%, 02/11/21	$50	$49

		614

Chemicals — 0.5%
Arizona Chemical 6/14 Cov-Lite Term Loan 0.000%, 06/10/21 (E)	300	293
AZ Chem US Inc., Initial Term Loan (First Lien) 4.500%, 06/10/21	48	47
Berry Plastics Corporation, Term D Loan 3.500%, 02/08/20	992	958
Entegris, Inc., Tranche B Term Loan 3.500%, 04/30/21	22	22
Flint Group 5/14 (USD) Cov-Lite Term Loan B2 0.000%, 05/03/21 (E)	86	83
Flint Group 5/14 (USD) Cov-Lite Term Loan C 0.000%, 09/03/21 (E)	14	14
Gemini HDPE LLC, Advance 4.750%, 07/24/21	150	144
Hilex Poly 12/14 Cov-Lite Term Loan 6.000%, 12/03/21	125	123
Ineos US Finance LLC, Cash Dollar Term Loan 6.500%, 04/27/18	992	960
MacDermid, Incorporated , Tranche B Term Loan (First Lien) 4.000%, 06/07/20	44	44
4.000%, 06/05/20	6	5
Minerals Technologies Inc., Initial Term Loan 4.000%, 05/07/21	165	163
PQ Corporation, 2014 Term Loan 4.000%, 08/07/17	557	546
Signode Industrial Group Lux S.A. (Signode Industrial Group US Inc.), Initial Term B Loan 4.000%, 05/01/21	106	101
Solenis International, LP (Solenis Holdings 3 LLC), Initial Dollar Term Loan (First Lien) 4.250%, 06/02/21	500	486
Waddington North America 5/13 Cov-Lite (Canadian Borrower) Term Loan 4.500%, 06/07/20	125	122

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Waddington North America 5/13 Cov-Lite (US Borrower) Term Loan 4.500%, 06/07/20	$100	$98

		4,209

Computers & Electronics — 1.0%
Answers 10/14 Cov-Lite Term Loan 6.250%, 10/01/21	100	95
Applied Systems, Inc., Initial Term Loan (First Lien) 4.250%, 01/25/21	496	487
Ascend Learning, LLC, Term Loan (First Lien) 6.000%, 05/23/17	174	172
4.500%, 01/25/21	34	33
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.A R.L.), Term Loan 3.750%, 05/06/21	498	495
Campaign Monitor Finance Pty Limited (CM Delaware LLC), Term Loan 6.250%, 03/18/21	50	49
CompuCom Systems, Inc., Term Loan 4.250%, 05/07/20	479	457
Dell International LLC, Term B Loan 4.500%, 04/29/20	990	987
Evergreen Skills Lux S.À R.L., Initial Term Loan (First Lien) 5.750%, 04/28/21	97	95
4.500%, 04/28/21	102	100
First Data Corporation, 2018 New Dollar Term Loan 3.667%, 03/23/18	75	73
Go Daddy Operating Company, LLC, Initial Term Loan 4.750%, 05/13/21	524	519
Hyland Software, Inc., Initial Term Loan 4.750%, 02/19/21	498	492
Infor (US), Inc. (fka Lawson Software Inc.) , Tranche B-5 Term Loan 3.750%, 06/03/20	973	943
Internet Brands 7/14 Delayed Term Loan 0.000%, 06/25/21 (E)	5	5
ION Trading Technologies S.A.R.L., Initial Dollar Term Loan (First Lien) 4.250%, 06/10/21	100	98

Description	Face Amount (000)	Value (000)

Kronos Incorporated, Incremental Term Loan (First Lien) 4.500%, 10/30/19	$300	$297
MA Financeco., LLC, Initial Tranche B Term Loan 5.250%, 11/20/19	100	96
MA Financeco., LLC, Initial Tranche C Term Loan 4.500%, 11/20/19	100	96
Magic Newco, LLC, USD Term Loan (First Lien) 5.000%, 12/12/18	495	492
MH Sub I, LLC (Micro Holding Corp.), Initial Term Loan (First Lien) 5.000%, 03/18/19	66	65
0.000%, 07/08/21 (E)	70	69
RP Crown Parent, LLC, New Term Loan (First Lien) 6.000%, 12/21/18	399	370
Shield Finance Co S.à r.l., Dollar Term B Loan 5.000%, 01/29/21	496	495
0.000%, 01/29/21 (E)	1	1
SunEdison 5/14, Term Loan 6.500%, 05/22/19	75	74
Sybil Finance B.V., Initial Term Loan 5.000%, 03/20/20	295	291
Vertafore, Inc., Term Loan 2013 4.250%, 11/30/19	994	981
Wall Street Systems Delaware, Inc., Term Loan 4.500%, 04/30/21	262	258

		8,685

Consumer Nondurables — 0.1%
Revlon 8/13 Acquisition Facility 4.000%, 10/08/19	993	973

Educational Services — 0.1%
Education Management LLC, Tranche C-2 Term Loan 4.250%, 06/01/16	1,006	447
Laureate Education, Inc., New Series 2018 Extended Term Loan 5.000%, 06/15/18	492	468
Nord Anglia Education Finance LLC, Initial Term Loan 4.500%, 03/31/21	279	275

		1,190

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Financial Services — 0.4%
Altisource Solutions S.A R.L. , Term B Loan 4.500%, 12/09/20	$50	$38
Citco (6/11) Term Loan 4.250%, 06/29/18	992	984
MCS AMS 10/13 Term Loan 7.000%, 10/15/19	472	415
Moneygram International, Inc., Term Loan 4.250%, 03/26/20	494	451
NXT Capital 9/13 Term Loan B 6.250%, 09/04/18	594	593
Ocwen Loan Servicing, LLC, Initial Term Loan 5.000%, 02/15/18	499	467
RCS Capital Corporation, Term Loan (First Lien) 6.500%, 04/29/19	212	196
Sable International Finance Term Loan (First Lien) 0.000%, 11/25/16 (E)	25	25
Walter Investment Management Corp., Tranche B Term Loan 4.750%, 12/18/20	496	447

		3,616

Food & Beverage — 0.4%
AdvancePierre Foods, Inc., Term Loan (First Lien) 5.750%, 07/10/17	496	491
Del Monte Foods, Inc., Initial Loan (First Lien) 4.250%, 08/18/21	495	450
Dole Food 11/13 Cov-Lite Term Loan B 4.500%, 11/01/18	987	974
Jacobs Douwe Edberts 7/14 (EUR) Escrow Term Loan B1 0.000%, 07/23/21 (E)	150	147
Phillips Pet Food 1/14 Term Loan 4.500%, 01/31/21	498	409
Pinnacle Foods Finance LLC, Tranche G Term Loan 3.250%, 04/29/20	871	844

		3,315

Forest Products – 0.0%
Ply Gem Industries, Inc., Term Loan 4.000%, 02/01/21	498	484

Gaming & Hotels – 0.4%
Amaya Holdings B.V., Initial Term B Loan (First Lien) 5.000%, 08/01/21	250	247

Description	Face Amount (000)	Value (000)

Boyd Gaming Corporation, Term B Loan 4.000%, 08/14/20	$937	$917
Citycenter Holdings LLC, (10/13) Cov-Lite Term Loan B, 1st Lien 4.250%, 03/31/15	250	247
Hilton Worldwide Finance LLC, Initial Term Loan 3.500%, 10/26/20	833	823
La Quinta Intermediate Holdings L.L.C., Initial Term Loan 4.000%, 04/14/21	113	111
MGM Resorts International (MGM Grand Detroit, LLC), Term B Loan 4.250%, 12/20/19	992	965
Scientific Games International, Inc., Initial Term B-2 Loan 6.000%, 09/17/21	75	74

		3,384

Health Care – 1.2%
Alliance HealthCare Services, Inc. , Initial Term Loan 4.250%, 06/03/19	495	487
Amag Pharmaceuticals 7.250%, 10/30/20	50	50
Amneal Pharmaceuticals LLC, Term Loan B
6.000%, 11/01/19	496	494
4.250%, 05/22/20	496	494
0.000%, 11/01/19 (E)	50	50
BioScrip, Inc., Delayed Draw Term Loan 6.500%, 07/31/20	106	105
BioScrip, Inc., Initial Term B Loan 6.500%, 07/31/20	176	175
CHS/Community Health Systems, Inc., 2021 Term D Loan 4.250%, 01/27/21	993	989
DaVita HealthCare Partners Inc. (fka DaVita Inc.), Tranche B Term Loan 3.500%, 06/19/21	274	271
DPX Holdings B.V. (fka JLL/Delta Dutch Newco B.V.), Initial Dollar Term Loan 4.250%, 03/11/21	498	482
Equinox Holdings Inc. , New Initial Term Loan (First Lien) 5.000%, 01/31/20	247	244
Gentiva Health Services, Inc., Initial Term B Loan 6.500%, 10/18/19	496	495

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Grifols Worldwide Operations Limited, U.S. Tranche B Term Loan 3.156%, 02/27/21	$398	$392
Iasis Healthcare LLC , Term B-2 Loan 4.500%, 05/03/18	647	640
Ikaria, Inc., Initial Term Loan (First Lien)
5.000%, 02/12/21	110	110
0.000%, 02/12/21 (E)	7	7
Impax Laboratories, Initial Term Loan (First Lien) 0.000%, 12/17/20 (E)	75	75
Kindred Healthcare, Inc., New Term Loan 4.000%, 04/09/21	623	602
Kinetic Concepts, Inc., Dollar Term E-1 Loan 4.000%, 05/04/18	499	491
Mallinckrodt International Finance S.A., Incremental Term B-1 Loan 3.500%, 03/19/21	100	98
Mallinckrodt International Finance S.A., Initial Term B Loan 3.500%, 03/19/21	149	146
Millennium Laboratories 4/14, Term Loan B 5.250%, 04/16/21	175	173
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L., Initial Term Loan
4.750%, 06/30/21	42	41
0.000%, 06/30/21 (E)	207	203
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan 4.000%, 09/30/19	399	387
Regionalcare Hospital Partners Term Loan (First Lien) 0.000%, 04/23/19 (E)	25	25
Sage Products Holdings III, LLC, Replacement Term Loan (First Lien) 5.000%, 12/13/19	75	74
Salix Pharmaceuticals, Ltd., Term Loan 4.250%, 01/02/20	481	474
Steward Health 4/13 Term Loan B 6.750%, 04/10/20	495	491
Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B Term Loan 3.500%, 06/26/20	864	854

		9,619

Description	Face Amount (000)	Value (000)

Home Furnishings — 0.1%
Serta Simmons Holdings, LLC , Term Loan 4.250%, 10/01/19	$472	$464

Insurance — 0.2%
Asurion, LLC (fka Asurion Corporation), Incremental Tranche B-2 Term Loan 4.250%, 06/19/20	992	958
Carecore National, LLC, Term Loan 5.500%, 03/05/21	50	49
USI, Inc. (fka Compass Investors Inc.), Initial Term Loan 4.250%, 12/27/19	299	294

		1,301

Leasing — 0.1%
Avis Budget Car Rental, LLC, Tranche B Term Loan 3.000%, 03/15/19	496	488
AVSC Holding Corp., Initial Term Loan (First Lien) 4.500%, 01/25/21	16	16
BakerCorp 2/13 Term Loan 4.250%, 02/07/20	197	179
Delos Finance S.à r.l., Loan 3.500%, 03/06/21	225	223

		906

Machinery — 0.3%
Apex Tool Group, LLC, Term Loan 4.500%, 01/25/20	992	963
Doosan Infracore International, Inc. (Doosan Holdings Europe Limited), Tranche B Term Loan 4.500%, 05/14/21	92	91
Gardner Denver, Inc., Initial Dollar Term Loan 4.250%, 07/30/20	795	742
0.000%, 07/30/20 (E)	198	185
Husky Injection Molding Systems Ltd. , New Term Loan 4.250%, 06/02/18	224	219
IES Global B.V., Initial Loan 6.750%, 08/16/19	475	470
Schaeffler AG (formerly named INA Beteiligungsgesellschaft mit beschränkter Haftung), Facility B-USD 4.250%, 05/15/20	100	100

		2,770

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Media — 0.3%
MCC Iowa LLC, Tranche J Term Loan 3.750%, 06/18/21	$75	$73
Media General Term Loan (First Lien) 0.000%, 07/31/20 (E)	50	49
Mediacom LLC 8/14 Term Loan G 3.750%, 06/18/21	50	49
Mission/Nexstar Broadcasting 9/13 Term Loan B2 3.750%, 10/01/20	466	461
Nexstar/Mission Broadcasting 9/13 Term Loan B2 3.750%, 10/01/20	528	523
TWCC Holding Corp., Term Loan 3.500%, 02/13/17	970	945
Ziggo B.V., US$ B1 Facility 3.250%, 01/15/22	111	108
Ziggo B.V., US$ B2 Facility 3.250%, 01/15/22	71	69
Ziggo B.V., US$ B3 Facility 3.500%, 01/15/22	118	114

		2,391

Metals & Mining — 0.2%
Oxbow Carbon LLC(Oxbow Calcining LLC.), Tranche B Term Loan (2013) 4.250%, 07/19/19	962	884
Patriot Coal 12/13 Exit Term Loan 9.000%, 12/18/18	496	472

		1,356

Not For Profit — 0.1%
National Mentor Holdings, Inc., Tranche B Term Loan 4.750%, 01/31/21	498	487

Oil & Gas — 0.4%
Ameriforge 1/13 Term Loan 5.000%, 01/22/20	646	581
CITGO Petroleum Corporation, Term B Loan 4.500%, 07/23/21	100	99
Drillships Ocean Ventures Inc., Term Loan 5.500%, 07/16/21	100	80
Energy Transfer Equity LP, Loan 3.250%, 12/02/19	1,175	1,130
Floatel Delaware LLC (Floatel International Ltd.), Initial Term Loan 6.000%, 05/22/20	100	79

Description	Face Amount (000)	Value (000)

Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan 4.000%, 02/21/21	$372	$288
Tallgrass Energy 11/13 Term Loan B 4.250%, 11/13/18	823	801

		3,058

Printing & Publishing — 0.0%
Zebra Technologies Corporation, Initial Term Loan 0.000%, 09/30/21 (E)	200	201

Professional & Business Services — 1.1%
Acosta Holdco, Inc., Initial Term Loan 5.000%, 08/13/21	300	299
Bright Horizons 1/13 Term Loan B 5.250%, 01/30/20	3	2
4.000%, 01/24/20	990	973
CBS Outdoor 1/14 Cov-Lite Term Loan B 3.000%, 01/31/21	1,000	974
Emerald Expositions Holding, Inc., Initial Term Loan 5.500%, 06/12/20	476	466
Expert Global Solutions, Inc. (fka NCO Group, Inc.), Term B Advance (First Lien) 9.000%, 04/02/18	3	3
8.000%, 04/02/18	167	166
Extreme Reach, Inc., Initial Term Loan (First Lien) 6.750%, 01/24/20	475	471
Garda World 11/13 (USD) Term Loan B 4.000%, 11/06/20	788	768
Garda World 11/13 (USD) Tranche B Delayed Term Loan 4.000%, 11/06/20	202	196
Getty Images, Inc., Initial Term Loan 4.750%, 10/03/19	992	908
Grosvenor Capital 1/14 Cov-Lite Term Loan 3.750%, 01/04/21	993	971
Guggenheim Partners Investment Management Holdings, LLC, Initial Term Loan 0.000%, 07/22/20 (E)	550	544
Harbourvest Partners LP, New Term Loan 3.250%, 02/04/21	429	414
Interactive Data Corporation, Term Loan 4.750%, 05/02/21	125	124

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

InVentiv Health, Inc. (f.k.a. Ventiv Health, Inc.), Term B-4 Loan 7.750%, 05/15/18	$250	$249
6.750%, 08/13/21	50	50
Pharmaceutical Product Development, Inc., 2013 Term Loan 4.000%, 12/05/18	997	989
Trans Union LLC, 2014 Replacement Term Loan 4.000%, 04/09/21	348	343
Vantiv, LLC (fka Fifth Third Processing Solutions, LLC), Term B Loan 3.750%, 06/13/21	75	74

		8,984

Real Estate — 0.0%
RHP Hotel Properties, LP, Tranche B Term Loan 3.750%, 01/05/21	50	50
Servicemaster Company, LLC, The, Initial Term Loan 4.250%, 07/01/21	200	196

		246

Retail Food & Drug — 0.4%
Albertson’s 8/14 Cov-Lite Delayed Draw Term Loan B3 4.000%, 08/09/19	200	197
Albertson’s LLC, Term B-4 Loan 4.500%, 08/25/21	75	75
General Nutrition Centers, Inc., Amended Tranche B Term Loan 3.250%, 03/02/18	997	969
New Albertson’s, Inc., Term B Loan 4.750%, 06/25/21	75	74
Rite Aid Corporation, Tranche 7 Term Loan 3.500%, 02/21/20	995	989
Supervalu Inc., New Term Loan 4.500%, 03/21/19	600	588

		2,892

Retailing — 0.7%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Horton’s), Term B Loan 0.000%, 09/24/21 (E)	775	772
99 Cents Only Stores 10/13 Cov-Lite Term Loan B2 4.500%, 01/11/19	992	981
Brickman Group Ltd. LLC, The, Initial Term Loan (First Lien) 4.000%, 12/18/20	495	480
0.000%, 12/18/20 (E)	1	1

Description	Face Amount (000)	Value (000)

Burlington Coat Factory 8/14 Term Loan B 4.250%, 08/13/21	$50	$49
CEC Entertainment, Inc., Term B Loan 4.000%, 02/12/21	75	72
Dunkin’ Brands, Inc., Term B-4 Loan 3.250%, 02/05/21	996	967
J. Crew Group, Inc., Initial Loan 4.000%, 03/05/21	249	234
Men’s Wearhouse, Inc., The, Tranche B Term Loan 4.500%, 04/15/21	125	124
Michaels Stores, Inc., Incremental 2014 Term Loan 4.000%, 01/28/20	73	72
0.000%, 01/28/20 (E)	2	1
Michaels Stores, Inc., Term B Loan 3.750%, 01/24/20	746	730
OSI Restaurant Partners, LLC, 2013 Replacement Term Loan 3.500%, 10/28/19	241	238
Party City Holdings Inc., 2014 Replacement Term Loan 4.000%, 07/27/19	993	969
Pilot Travel Centers 10/14 Term Loan B 4.250%, 10/01/21	175	175

		5,865

Securities & Trusts — 0.1%
Corporate Capital Trust, Inc., Initial Term B Loan 4.000%, 05/15/19	75	74
TCW Group 1/14 Term Loan B 3.000%, 02/06/20	466	447

		521

Shipping & Ship Building — 0.0%
Stena International S.A., Term Loan 4.000%, 03/03/21	174	155

Steel — 0.1%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.), Loan 3.750%, 06/30/19	992	899
JMP Steel Group 4.750%, 04/01/17	276	271

		1,170

Telecommunications — 0.2%
IPC Systems, Inc., Term Loan (First Lien) 6.000%, 11/08/20	100	99

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan 3.250%, 03/24/21	$199	$194
0.000%, 03/24/21 (E)	1	—
Windstream Corporation, Tranche B-4 Term Loan 3.500%, 01/10/20	990	977
3.500%, 01/23/20	3	2

		1,272

Transportation — 0.2%
DAE Aviation Holdings, Inc., Replacement Tranche B-1 Loan 5.000%, 11/02/18	495	493
Envision Healthcare Corporation (fka Emergency Medical Services Corporation), Initial Term Loan 6.000%, 05/25/18	59	58
5.250%, 04/27/18	934	927
Swift Transportation Co., LLC, Tranche B Loan 3.750%, 06/09/21	50	49
0.000%, 06/09/21 (E)	50	49
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan 6.000%, 08/13/21	100	99

		1,675

Utilities — 0.3%
Calpine Construction Finance Company LP, Term B-2 Loan 3.250%, 01/31/22	992	955
Dynegy Inc., Tranche B-2 Term Loan 4.000%, 04/23/20	496	488
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.), Term Loan 4.250%, 06/19/16	150	150
Granite Acquisition, Inc., Term B Loan (First Lien) 5.000%, 10/15/21	216	216
Granite Acquisition, Inc., Term C Loan (First Lien) 5.000%, 10/15/21	9	10
La Frontera Generation 5/13 Term Loan 0.000%, 09/30/20 (E)	349	343
TPF II Power, LLC (TPF II Covert Midco, LLC), Term Loan 5.500%, 10/02/21	125	125
Viva Alamo LLC, Initial Term Loan 5.250%, 02/22/21	50	49

		2,336

Total Loan Participations (Cost $80,530) (000)		77,688

Description	Face Amount (000)(1)	Value (000)

SOVEREIGN DEBT — 7.4%
African Development Bank 0.875%, 05/15/17	205	$203
Argentine Government International Bond 8.750%, 06/02/17	195	172
8.280%, 12/31/33	827	738
3.750%, 03/31/19 (D)	1,190	607
Armenian Government International Bond 6.000%, 09/30/20 (B)	1,260	1,222
Asian Development Bank 2.125%, 11/24/21	100	100
1.750%, 03/21/19	100	101
1.125%, 03/15/17	400	402
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/19 (B)	135	143
5.750%, 09/26/23 (B)	390	402
Belarus Government International Bond 8.950%, 01/26/18	710	651
Brazilian Government International Bond 6.000%, 01/17/17	200	215
4.250%, 01/07/25	1,260	1,260
2.625%, 01/05/23	200	182
Canada Government International Bond 1.625%, 02/27/19	100	100
Chile Government International Bond 3.125%, 03/27/25	1,579	1,571
Colombia Government International Bond 7.375%, 03/18/19	280	360
6.125%, 01/18/41	520	623
5.625%, 02/26/44	200	225
4.375%, 07/12/21	200	211
4.000%, 02/26/24	700	716
Costa Rica Government International Bond 9.200%, 03/27/19 (B) (CRC)	80,000	147
Council of Europe Development Bank 1.750%, 11/14/19	100	100
1.125%, 05/31/18	150	149
Croatia Government International Bond 6.750%, 11/05/19	855	936
6.375%, 03/24/21	260	284
6.000%, 01/26/24 (B)	380	409
Dominican Republic Government International Bond 7.500%, 05/06/21 (B)	540	592
7.450%, 04/30/44 (B)	860	941
6.600%, 01/28/24 (B)	190	202

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

El Salvador Government International Bond 7.650%, 06/15/35 (B)	265	$281
6.375%, 01/18/27 (B)	150	150
5.875%, 01/30/25 (B)	460	454
European Bank for Reconstruction & Development 1.500%, 03/16/20	200	197
1.000%, 02/16/17	200	201
European Investment Bank 3.250%, 01/29/24	250	269
1.875%, 03/15/19	150	152
1.750%, 06/17/19	600	602
1.625%, 12/18/18	100	100
1.125%, 09/15/17	500	501
1.000%, 08/17/17	100	100
0.875%, 04/18/17	250	250
0.500%, 08/15/16	500	499
Export Credit Bank of Turkey 5.875%, 04/24/19 (B)	200	213
5.000%, 09/23/21 (B)	620	631
Export Development Canada 1.000%, 05/15/17	250	250
Export-Import Bank of Korea 4.000%, 01/11/17	400	426
Georgia Government International Bond 6.875%, 04/12/21 (B)	460	483
Ghana Government International Bond 8.500%, 10/04/17 (B)	460	459
8.125%, 01/18/26 (B)	910	842
7.875%, 08/07/23 (B)	640	592
Honduras Government International Bond 7.500%, 03/15/24 (B)	730	761
Hungary Government International Bond 6.250%, 01/29/20	500	562
5.375%, 03/25/24	260	281
4.125%, 02/19/18	510	529
Hydro-Quebec 1.375%, 06/19/17	200	201
India Government International Bond 7.160%, 05/20/23 (INR)	26,000	386
Indonesia Government International Bond 8.500%, 10/12/35 (B)	1,040	1,446
5.875%, 01/15/24 (B)	600	678
International Bank for Reconstruction & Development 2.250%, 06/24/21	50	50
2.125%, 03/15/16	600	611
1.875%, 03/15/19	100	101
1.375%, 04/10/18	100	101
0.875%, 04/17/17	250	250
0.625%, 10/14/16	150	150
0.500%, 05/16/16	100	100

Description	Face Amount (000)	Value (000)

Israel Government International Bond 3.150%, 06/30/23	$200	$203
Italy Government International Bond 5.375%, 06/12/17	200	217
4.750%, 01/25/16	100	104
Ivory Coast Government International Bond 5.750%, 12/31/32 (B)	1,620	1,547
Jamaica Government International Bond 7.625%, 07/09/25	655	683
Japan Bank for International Cooperation 2.500%, 05/18/16	200	205
1.750%, 11/13/18	200	201
Kazakhstan Government International Bond 4.875%, 10/14/44 (B)	450	412
Kenya Government International Bond 6.875%, 06/24/24 (B)	480	503
5.875%, 06/24/19 (B)	870	881
KFW 2.750%, 10/01/20	100	104
2.500%, 11/20/24	150	152
2.125%, 01/17/23	250	250
1.875%, 04/01/19	150	152
1.000%, 06/11/18	1,000	987
0.875%, 12/15/17	400	396
0.500%, 04/19/16	450	450
Korea Development Bank 1.500%, 01/22/18	200	197
Korean Government International Bond 7.125%, 04/16/19	100	121
Landwirtschaftliche Rentenbank 1.750%, 04/15/19	100	100
1.000%, 04/04/18	200	198
Mexico Government International Bond 6.750%, 09/27/34	260	340
5.550%, 01/21/45	984	1,144
4.000%, 10/02/23	200	208
3.600%, 01/30/25	1,444	1,439
3.500%, 01/21/21	250	255
Oesterreichische Kontrollbank 0.750%, 12/15/16	250	250
Pakistan Government International Bond 8.250%, 04/15/24 (B)	290	298
7.250%, 04/15/19 (B)	440	446
Panama Government International Bond 9.375%, 04/01/29	290	440
6.700%, 01/26/36	1,170	1,512
5.200%, 01/30/20	420	463

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Paraguay Government International Bond 6.100%, 08/11/44 (B)	$570	$607
Peruvian Government International Bond 6.550%, 03/14/37	420	545
5.625%, 11/18/50	230	271
Philippine Government International Bond 8.375%, 06/17/19	100	127
7.750%, 01/14/31	850	1,224
6.375%, 10/23/34	590	791
Poland Government International Bond 6.375%, 07/15/19	200	234
4.000%, 01/22/24	125	133
Province of British Columbia 1.200%, 04/25/17	200	201
Province of Manitoba 1.125%, 06/01/18	100	99
Province of Ontario 2.450%, 06/29/22	200	199
2.300%, 05/10/16	125	128
2.000%, 01/30/19	250	253
1.100%, 10/25/17	300	298
Province of Quebec 5.125%, 11/14/16	150	162
2.625%, 02/13/23	200	200
Romanian Government International Bond 6.750%, 02/07/22 (B)	270	325
6.125%, 01/22/44 (B)	300	364
4.875%, 01/22/24 (B)	150	164
4.375%, 08/22/23 (B)	360	378
Russian Federation 7.500%, 03/31/30 (B)	459	475
4.875%, 09/16/23 (B)	200	178
3.500%, 01/16/19 (B)	200	180
Sebia Government International Bond 5.875%, 12/03/18 (B)	200	208
5.250%, 11/21/17 (B)	210	216
Senegal Government International Bond 8.750%, 05/13/21 (B)	300	329
6.250%, 07/30/24 (B)	780	743
South Africa Government International Bond 5.500%, 03/09/20	455	498
Sri Lanka Government International Bond 6.250%, 10/04/20 (B)	680	708
6.000%, 01/14/19 (B)	310	322
5.125%, 04/11/19 (B)	310	312

Description	Face Amount (000)	Value (000)

Tanzania Government International Bond 6.329%, 03/09/20 (C)	$650	$679
Turkey Government International Bond 8.000%, 02/14/34	386	528
7.500%, 07/14/17	785	912
7.375%, 02/05/25	340	423
6.875%, 03/17/36	310	383
5.625%, 03/30/21	225	247
3.250%, 03/23/23	200	190
Ukraine Government International Bond 7.800%, 11/28/22 (B)	380	232
7.750%, 09/23/20 (B)	990	594
7.500%, 04/17/23 (B)	200	118
Uruguay Government International Bond 5.100%, 06/18/50	276	280
4.500%, 08/14/24	1,804	1,894
Venezuela Government International Bond 7.650%, 04/21/25	652	276
7.000%, 03/31/38	222	91
6.000%, 12/09/20	680	288
Zambia Government International Bond 8.500%, 04/14/24 (B)	705	772

Total Sovereign Debt (Cost $61,057) (000)		61,460

ASSET-BACKED SECURITIES — 3.4%
Automotive — 2.8%
Ally Auto Receivables Trust, Ser 2014-2, Cl A3 1.250%, 04/15/19	559	560
Ally Auto Receivables Trust, Ser 2014-3, Cl A2 0.810%, 09/15/17	1,840	1,840
Americredit Automobile Receivables Trust, Ser 2014-1, Cl A2 0.570%, 07/10/17	1,790	1,789
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl B 1.920%, 11/08/19	320	318
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4 1.570%, 12/16/19	1,382	1,378
CarMax Auto Owner Trust, Ser 2014-4, Cl A4 1.810%, 07/15/20	972	970
0.670%, 02/15/18	1,943	1,941

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Carnow Auto Receivables Trust, Ser 2014-1A, Cl A 0.960%, 01/17/17 (B)	$861	$861
CPS Auto Receivables Trust, Ser 2014-C, Cl A 1.310%, 02/15/19 (B)	694	692
Credit Acceptance Auto Loan Trust, Ser 2014-2A, Cl A 1.880%, 03/15/22 (B)	626	627
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A 1.320%, 01/15/19 (B)	979	978
Flagship Credit Auto Trust, Ser 2014-2, Cl A 1.430%, 12/16/19 (B)	948	945
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4 1.100%, 11/15/17	1,166	1,168
Ford Credit Auto Owner Trust, Ser 2014-B, Cl A4 1.420%, 08/15/19	2,026	2,026
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A4 1.310%, 10/15/20	752	749
Nissan Auto Receivables Owner Trust, Ser 2014-B, Cl A3 1.110%, 05/15/19	884	882
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl B 1.820%, 05/15/19	759	759
1.450%, 05/15/19	1,381	1,379
0.481%, 01/16/18 (C)	1,226	1,225
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1 0.516%, 07/22/19 (B)(C)	877	877
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4 1.680%, 12/15/20	971	965

		22,929

Credit Cards — 0.5%
Chase Issuance Trust, Ser 2007-A2, Cl A2 0.211%, 04/15/19 (C)	1,087	1,081
Citibank Credit Card Issuance Trust, Ser 2014-A3, Cl A3 0.358%, 05/09/18 (C)	1,141	1,141

Description	Face Amount (000)	Value (000)

Discover Card Execution Note Trust, Ser 2014-A4, Cl A4 2.120%, 12/15/21	$808	$811
0.531%, 11/15/19 (C)	787	788

		3,821

Other Asset-Backed Securities — 0.1%
Bayview Opportunity Master Fund Trust, Ser 2014-18NP, Cl A 3.228%, 07/28/34 (B)	356	357
Selene Non-Performing Loans, Ser 2014-1A, Cl A 2.981%, 05/25/54 (B)	739	733

		1,090

Total Asset-Backed Securities (Cost $27,864) (000)		27,840

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
FHLB 5.375%, 05/18/16	1,000	1,067
4.750%, 12/16/16	200	217
4.125%, 03/13/20	750	834
1.000%, 06/21/17	1,000	1,001
FHLMC 6.250%, 07/15/32	674	985
5.250%, 04/18/16	500	531
5.000%, 02/16/17	850	925
2.375%, 01/13/22	2,755	2,783
1.250%, 10/02/19	500	489
1.000%, 03/08/17	1,000	1,003
0.750%, 01/12/18	250	246
0.580%, 08/26/16	100	100
0.500%, 05/27/16	600	600
FNMA 5.000%, 03/15/16	2,250	2,402
2.625%, 09/06/24	1,089	1,103
0.875%, 05/21/18	500	492
0.750%, 04/20/17	1,000	997
0.500%, 03/30/16	500	503
1.875%, 02/19/19	1,000	1,015
1.750%, 06/20/19	300	301
Tennessee Valley Authority 3.500%, 12/15/42	750	742

Total U.S. Government Agency Obligations (Cost $18,044) (000)		18,336

MUNICIPAL BONDS — 0.5%
California State, GO 7.300%, 10/01/39	557	820
Florida State, Hurricane Catastrophy Fund, RB 2.995%, 07/01/20	150	152

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

KP Fixed Income Fund

Description	Face Amount (000)/ Shares	Value (000)

Illinois State, GO 5.665%, 03/01/18	$200	$219
5.100%, 06/01/33	540	536
New Jersey State, Transportation Trust Fund, RB 5.754%, 12/15/28	635	726
New York State, Dormitory Authority, RB 5.628%, 03/15/39	610	757
New York State, Metropolitan Transportation Authority, RB 6.814%, 11/15/40	455	629

Total Municipal Bonds (Cost $3,712) (000)		3,839

SHORT-TERM INVESTMENT (F) — 11.9%
State Street Institutional Liquid Reserves Fund, 0.000%	97,992,635	97,993

Total Short-Term Investment (Cost $97,993) (000)		97,993

Total Investments — 109.7% (Cost $904,600) (000)		$906,190

Percentages are based on net assets of $825,908 (000).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Barclays	1/26/15	JPY	47,700	USD	405	$7
Barclays	2/25/15	JPY	47,200	USD	392	(2)
Barclays	2/25/15	EUR	1,810	USD	2,247	56
Barclays	2/25/15	USD	243	EUR	196	(6)

						$55

For the period ended December 31, 2014, the monthly average notional amount of forward foreign currency contracts held was $50,209 (000).

‡	Real Estate Investment Trust
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees. The total value of such securities as of December 31, 2014, was $75,910 (000) and represented 9.19% of net assets.
(C)	Variable rate security — Rate disclosed is the rate in effect on December 31, 2014.
(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on December 31, 2014. The coupon on a step bond changes on a specified date.
(E)	Unsettled bank loan. Interest rate not available.
(F)	The rate reported is the 7-day effective yield as of December 31, 2014.
Cl	— Class
CRC	— Costa Rican Colon
EUR	— Euro
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
INR	— Indian Rupee
JPY	— Japanese Yen
LLC	— Limited Liability Company
LP	— Limited Partnership
Ltd.	— Limited
RB	— Revenue Bond
Ser	— Series
USD	— U.S. Dollar

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$264,274	$—	$264,274
Corporate Obligations	—	215,170	—	215,170
Mortgage-Backed Securities	—	139,590	—	139,590
Loan Participations	—	77,688	—	77,688
Sovereign Debt	—	61,460	—	61,460
Asset-Backed Securities	—	27,840	—	27,840
U.S. Government Agency Obligations	—	18,336	—	18,336
Municipal Bonds	—	3,839	—	3,839
Short-Term Investment	97,993	—	—	97,993

Total Investments in Securities	$97,993	$808,197	$—	$906,190

Other Financial Instruments
Forward Currency Contracts*
Unrealized Appreciation	$—	$63	$—	$63
Unrealized Depreciation	—	(8)	—	(8)

Total Other Financial Instruments	$—	$55	$—	$55

*	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of December 31, 2014, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Assets:
Affiliated Investments at Cost	$316,025	$460,246	$491,553	$487,015
Unaffiliated Investments at Cost	197,972	206,277	144,235	79,533

Affiliated Investments at Fair Value	$325,321	$474,035	$506,594	$501,446
Unaffiliated Investments at Fair Value	196,828	205,223	143,510	79,057
Cash	19	23	22	19
Receivable for Investment Securities Sold	173	427	144	352
Dividends Receivable	134	143	106	63
Prepaid Expenses	14	18	16	14
Deferred Offering Costs	2	2	2	1

Total Assets	522,491	679,871	650,394	580,952

Liabilities:
Payable for Capital Shares Redeemed	158	409	126	337
Payable for Investment Securities Purchased	152	167	130	84
Payable due to Administrator	11	14	14	12
Payable due to Adviser	8	9	6	3
Chief Compliance Officer Fees Payable	2	2	2	2
Other Accrued Expenses	94	119	113	101

Total Liabilities	425	720	391	539

Net Assets	$522,066	$679,151	$650,003	$580,413

NET ASSETS:
Paid-in Capital	$511,854	$664,066	$633,932	$564,824
Undistributed Net Investment Income	43	54	54	45
Accumulated Net Realized Gain on Investments	2,017	2,296	1,701	1,589
Net Unrealized Appreciation on Investments	8,152	12,735	14,316	13,955

Net Assets	$522,066	$679,151	$650,003	$580,413

Institutional Class Shares:
Net Assets	$522,066	$679,151	$650,003	$580,413
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	51,818,471	67,157,452	64,278,932	57,511,961
Net Asset Value, Offering and Redemption Price Per Share*	$10.07	$10.11	$10.11	$10.09

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Assets:
Affiliated Investments at Cost	$551,628	$496,672	$327,563
Unaffiliated Investments at Cost	52,123	31,535	17,741

Affiliated Investments at Fair Value	$568,863	$512,042	$337,220
Unaffiliated Investments at Fair Value	51,831	31,313	17,585
Cash	16	11	6
Receivable for Investment Securities Sold	100	388	102
Dividends Receivable	45	27	15
Prepaid Expenses	14	13	8
Deferred Offering Costs	2	1	1

Total Assets	620,871	543,795	354,937

Liabilities:
Payable for Capital Shares Redeemed	83	374	92
Payable for Investment Securities Purchased	63	39	22
Payable due to Administrator	13	11	7
Payable due to Adviser	2	1	1
Chief Compliance Officer Fees Payable	2	2	1
Other Accrued Expenses	108	94	61

Total Liabilities	271	521	184

Net Assets	$620,600	$543,274	$354,753

NET ASSETS:
Paid-in Capital	$602,239	$527,033	$344,592
Undistributed Net Investment Income	40	24	14
Accumulated Net Realized Gain on Investments	1,378	1,069	646
Net Unrealized Appreciation on Investments	16,943	15,148	9,501

Net Assets	$620,600	$543,274	$354,753

Institutional Class Shares:
Net Assets	$620,600	$543,274	$354,753
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	61,462,540	53,804,836	35,160,954
Net Asset Value, Offering and Redemption Price Per Share*	$10.10	$10.10	$10.09

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Assets:
Affiliated Investments at Cost	$115,833	$12,075	$2,372
Unaffiliated Investments at Cost	6,205	647	130

Affiliated Investments at Fair Value	$118,278	$12,030	$2,330
Unaffiliated Investments at Fair Value	6,128	630	123
Cash	2	—	—
Receivable for Investment Securities Sold	70	11	3
Dividends Receivable	5	1	—
Prepaid Expenses	3	—	—

Total Assets	124,486	12,672	2,456

Liabilities:
Payable for Capital Shares Redeemed	66	11	3
Payable for Investment Securities Purchased	8	1	—
Payable due to Administrator	3	—	—
Other Accrued Expenses	21	2	1

Total Liabilities	98	14	4

Net Assets	$124,388	$12,658	$2,452

NET ASSETS:
Paid-in Capital	$121,831	$12,702	$2,555
Undistributed Net Investment Income	6	—	—
Accumulated Net Realized Gain/(Loss) on Investments	183	18	(54)
Net Unrealized Appreciation/(Depreciation) on Investments	2,368	(62)	(49)

Net Assets	$124,388	$12,658	$2,452

Institutional Class Shares:
Net Assets	$124,388	$12,658	$2,452
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	12,325,513	1,257,135	242,301
Net Asset Value, Offering and Redemption Price Per Share*	$10.09	$10.07	$10.12

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Assets:
Investments at Cost	$1,048,712	$422,251	$962,771	$904,600
Cost of Foreign Currency	—	—	4,822	27

Investments at Fair Value	$1,159,838	$454,368	$934,527	$906,190
Cash	8	—	—	1,199
Foreign Currency at Value	—	—	4,777	26
Dividends and Income Receivable	1,220	726	741	4,918
Receivable for Investment Securities Sold	244	1,026	84	5,328
Cash Collateral for Futures Contracts	198	29	698	—
Reclaims Receivable	47	—	563	1
Prepaid Expenses	8	3	6	5
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	63

Total Assets	1,161,563	456,152	941,396	917,730

Liabilities:
Payable for Investment Securities Purchased	17,728	6,353	13	91,226
Payable for Capital Shares Redeemed	428	1,168	—	175
Payable due to Adviser	278	177	309	179
Payable due to Administrator	22	9	18	16
Chief Compliance Officer Fees Payable	2	1	2	1
Payable for Trustees’ Fees	1	—	1	1
Cash overdraft	—	—	288	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	8
Accrued Foreign Capital Gains Tax	—	—	203	—
Other Accrued Expenses	224	204	457	216

Total Liabilities	18,683	7,912	1,291	91,822

Net Assets	$1,142,880	$448,240	$940,105	$825,908

NET ASSETS:
Paid-in Capital	$1,026,038	$423,555	$976,192	$823,264
Undistributed/(Distributions in Excess of) Net Investment Income	37	6	(967)	16
Accumulated Net Realized Gain/(Loss) on Investments	5,541	(7,480)	(6,327)	984
Net Unrealized Appreciation/(Depreciation) on Investments	111,126	32,117	(28,244)	1,590
Net Unrealized Appreciation/(Depreciation) on Futures Contracts	144	42	(231)	—
Net Unrealized Appreciation/(Depreciation) on Foreign Currency Contracts and Foreign Currency Translation	(6)	—	(115)	54
Accumulated Foreign Capital Gains Tax on Appreciated Securities	—	—	(203)	—

Net Assets	$1,142,880	$448,240	$940,105	$825,908

Institutional Class Shares:
Net Assets	$1,142,880	$448,240	$940,105	$825,908
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	105,658,869	43,444,374	101,120,127	82,626,958
Net Asset Value, Offering and Redemption Price Per Share*	$10.82	$10.32	$9.30	$10.00

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the period January 10, 2014 (commencement of operations) through December 31, 2014

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Investment Income:
Income Distributions from Affiliated Registered Investment Companies	$5,466	$7,974	$8,639	$8,672
Income Distributions from Unaffiliated Registered Investment Companies	3,829	3,982	2,893	1,803

Total Investment Income	9,295	11,956	11,532	10,475

Expenses:
Administration Fees	126	152	143	128
Investment Advisory Fees	91	88	60	33
Trustees’ Fees	12	15	14	12
Chief Compliance Officer Fees	6	8	7	7
Registration Fees	64	80	76	68
Custodian Fees	58	72	69	61
Offering Costs	48	55	50	45
Professional Fees	43	55	52	47
Printing Fees	14	18	17	15
Other Fees	7	9	8	7

Total Expenses	469	552	496	423

Net Investment Income	8,826	11,404	11,036	10,052

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Affiliated Investments	3,376	2,658	1,483	1,342
Net Realized Gain on Unaffiliated Investments	1,125	809	643	574
Distributions of Realized Gains from Affiliated Registered Investment Company Shares	3,115	4,374	4,592	4,485
Distributions of Realized Gains from Unaffiliated Registered Investment Company Shares	1,396	1,855	1,708	1,350
Net Change in Unrealized Appreciation on Affiliated Investments	9,296	13,789	15,041	14,431
Net Change in Unrealized Depreciation on Unaffiliated Investments	(1,144)	(1,054)	(725)	(476)

Net Realized and Unrealized Gain on Investments	17,164	22,431	22,742	21,706

Net Increase in Net Assets Resulting from Operations	$25,990	$33,835	$33,778	$31,758

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the period January 10, 2014 (commencement of operations) through December 31, 2014

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund
Investment Income:
Income Distributions from Affiliated Registered Investment Companies	$9,821	$8,875	$5,859
Income Distributions from Unaffiliated Registered Investment Companies	1,271	816	461

Total Investment Income	11,092	9,691	6,320

Expenses:
Administration Fees	136	119	77
Investment Advisory Fees	22	13	7
Trustees’ Fees	13	11	7
Chief Compliance Officer Fees	7	6	4
Registration Fees	73	63	41
Custodian Fees	65	57	36
Professional Fees	49	43	28
Offering Costs	47	41	26
Printing Fees	16	14	9
Other Fees	8	7	4

Total Expenses	436	374	239

Net Investment Income	10,656	9,317	6,081

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Affiliated Investments	1,159	1,306	621
Net Realized Gain on Unaffiliated Investments	482	389	294
Distributions of Realized Gains from Affiliated Registered Investment Company Shares	5,084	4,599	3,052
Distributions of Realized Gains from Unaffiliated Registered Investment Company Shares	1,168	774	424
Net Change in Unrealized Appreciation on Affiliated Investments	17,235	15,370	9,657
Net Change in Unrealized Depreciation on Unaffiliated Investments	(292)	(222)	(156)

Net Realized and Unrealized Gain on Investments	24,836	22,216	13,892

Net Increase in Net Assets Resulting from Operations	$35,492	$31,533	$19,973

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the period January 10, 2014 (commencement of operations) through December 31, 2014

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund
Investment Income:
Income Distributions from Affiliated Registered Investment Companies	$2,046	$206	$39
Income Distributions from Unaffiliated Registered Investment Companies	153	15	4

Total Investment Income	2,199	221	43

Expenses:
Administration Fees	28	3	2
Investment Advisory Fees	2	—	—
Trustees’ Fees	2	—	—
Chief Compliance Officer Fees	1	—	—
Registration Fees	14	2	1
Custodian Fees	12	1	—
Professional Fees	9	1	—
Offering Costs	8	1	—
Printing Fees	3	1	—
Other Fees	1	—	—

Total Expenses	80	9	3

Net Investment Income	2,119	212	40

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) on Affiliated Investments	187	48	(62)
Net Realized Gain on Unaffiliated Investments	89	10	5
Distributions of Realized Gains from Affiliated Registered Investment Company Shares	1,066	109	24
Distributions of Realized Gains from Unaffiliated Registered Investment Company Shares	151	15	3
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated Investments	2,445	(45)	(42)
Net Change in Unrealized Depreciation on Unaffiliated Investments	(77)	(17)	(7)

Net Realized and Unrealized Gain/(Loss) on Investments	3,861	120	(79)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,980	$332	$(39)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the period January 10, 2014 (commencement of operations) through December 31, 2014

STATEMENTS OF OPERATIONS (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Investment Income:
Dividend Income	$19,620	$5,960	$28,237	$61
Interest Income	—	—	7	16,928
Less: Foreign Taxes Withheld	(80)	(2)	(2,604)	(32)

Total Investment Income	19,540	5,958	25,640	16,957

Expenses:
Investment Advisory Fees	2,794	1,764	3,250	1,895
Administration Fees	300	116	248	228
Trustees’ Fees	13	5	11	15
Chief Compliance Officer Fees	8	3	7	6
Registration Fees	116	50	107	93
Custodian Fees	115	245	475	103
Professional Fees	67	26	55	48
Offering Costs	27	11	23	22
Printing Fees	16	6	13	12
Other Fees	25	25	194	153

Total Expenses	3,481	2,251	4,383	2,575

Net Investment Income	16,059	3,707	21,257	14,382

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) on Investments	19,384	(7,636)	1,526	8,474
Net Realized Gain/(Loss) on Futures Contracts	1,583	223	274	(28)
Net Realized Gain/(Loss) on Foreign Currency Transactions	11	—	(476)	(316)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	111,126	32,117	(28,244)	1,590
Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	144	42	(231)	—
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(6)	—	(115)	54
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	(203)	—

Net Realized and Unrealized Gain/(Loss) on Investments	132,242	24,746	(27,469)	9,774

Net Increase/(Decrease) in Net Assets Resulting from Operations	$148,301	$28,453	$(6,212)	$24,156

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2015 Fund*	KP Retirement Path 2020 Fund*	KP Retirement Path 2025 Fund*	KP Retirement Path 2030 Fund*
	Period Ended December 31, 2014	Period Ended December 31, 2014	Period Ended December 31, 2014	Period Ended December 31, 2014
Operations:
Net Investment Income	$8,826	$11,404	$11,036	$10,052
Net Realized Gain on Affiliated and Unaffiliated Investments	4,501	3,467	2,126	1,916
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	4,511	6,229	6,300	5,835
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	8,152	12,735	14,316	13,955

Net Increase in Net Assets Resulting from Operations	25,990	33,835	33,778	31,758

Distributions to Shareholders:
Investment Income	(12,276)	(16,187)	(15,973)	(14,781)
Net Realized Gains	(3,502)	(2,563)	(1,734)	(1,388)

Total Distributions to Shareholders	(15,778)	(18,750)	(17,707)	(16,169)

Capital Share Transactions:
Institutional Shares:
Issued	610,854	714,084	665,568	594,808
Reinvestment of Distributions	15,779	18,750	17,707	16,169
Redeemed	(114,779)	(68,768)	(49,343)	(46,153)

Increase in Net Assets from Capital Share Transactions	511,854	664,066	633,932	564,824

Total Increase in Net Assets	522,066	679,151	650,003	580,413

Net Assets:
Beginning of Period	—	—	—	—

End of Period	$522,066	$679,151	$650,003	$580,413

Undistributed Net Investment Income	$43	$54	$54	$45

Share Transactions:
Institutional Shares:
Issued	61,560	72,092	67,419	60,493
Reinvestment of Distributions	1,555	1,843	1,740	1,591
Redeemed	(11,297)	(6,778)	(4,880)	(4,572)

Net Increase in Shares Outstanding from Share Transactions	51,818	67,157	64,279	57,512

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2035 Fund*	KP Retirement Path 2040 Fund*	KP Retirement Path 2045 Fund*
	Period Ended December 31, 2014	Period Ended December 31, 2014	Period Ended December 31, 2014
Operations:
Net Investment Income	$10,656	$9,317	$6,081
Net Realized Gain on Affiliated and Unaffiliated Investments	1,641	1,695	915
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	6,252	5,373	3,476
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	16,943	15,148	9,501

Net Increase in Net Assets Resulting from Operations	35,492	31,533	19,973

Distributions to Shareholders:
Investment Income	(15,882)	(13,950)	(9,126)
Net Realized Gains	(1,249)	(1,342)	(686)

Total Distributions to Shareholders	(17,131)	(15,292)	(9,812)

Capital Share Transactions:
Institutional Shares:
Issued	631,139	559,412	371,828
Reinvestment of Distributions	17,131	15,292	9,812
Redeemed	(46,031)	(47,671)	(37,048)

Increase in Net Assets from Capital Share Transactions	602,239	527,033	344,592

Total Increase in Net Assets	620,600	543,274	354,753

Net Assets:
Beginning of Period	—	—	—

End of Period	$620,600	$543,274	$354,753

Undistributed Net Investment Income	$40	$24	$14

Share Transactions:
Institutional Shares:
Issued	64,349	57,035	37,898
Reinvestment of Distributions	1,685	1,503	965
Redeemed	(4,571)	(4,733)	(3,702)

Net Increase in Shares Outstanding from Share Transactions	61,463	53,805	35,161

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2050 Fund*	KP Retirement Path 2055 Fund*	KP Retirement Path 2060 Fund*
	Period Ended December 31, 2014	Period Ended December 31, 2014	Period Ended December 31, 2014
Operations:
Net Investment Income	$2,119	$212	$40
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	276	58	(57)
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	1,217	124	27
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	2,368	(62)	(49)

Net Increase/(Decrease) in Net Assets Resulting from Operations	5,980	332	(39)

Distributions to Shareholders:
Investment Income	(3,181)	(321)	(64)
Net Realized Gains	(242)	(55)	—

Total Distributions to Shareholders	(3,423)	(376)	(64)

Capital Share Transactions:
Institutional Shares:
Issued	141,817	20,142	10,241
Reinvestment of Distributions	3,423	376	64
Redeemed	(23,409)	(7,816)	(7,750)

Increase in Net Assets from Capital Share Transactions	121,831	12,702	2,555

Total Increase in Net Assets	124,388	12,658	2,452

Net Assets:
Beginning of Period	—	—	—

End of Period	$124,388	$12,658	$2,452

Undistributed Net Investment Income	$6	$—	$—

Share Transactions:
Institutional Shares:
Issued	14,352	2,013	1,016
Reinvestment of Distributions	337	37	6
Redeemed	(2,363)	(793)	(780)

Net Increase in Shares Outstanding from Share Transactions	12,326	1,257	242

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Large Cap Equity Fund*	KP Small Cap Equity Fund*	KP International Equity Fund*	KP Fixed Income Fund*
	Period Ended December 31, 2014	Period Ended December 31, 2014	Period Ended December 31, 2014	Period Ended December 31, 2014
Operations:
Net Investment Income	$16,059	$3,707	$21,257	$14,382
Net Realized Gain/(Loss) on Investments and Futures Contracts	20,967	(7,413)	1,800	8,446
Net Realized Gain/(Loss) on Foreign Currency Transactions	11	—	(476)	(316)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	111,270	32,159	(28,475)	1,590
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(6)	—	(115)	54
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	(203)	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	148,301	28,453	(6,212)	24,156

Distributions to Shareholders:
Investment Income	(16,071)	(3,768)	(21,912)	(14,362)
Net Realized Gains	(15,388)	—	(7,963)	(7,150)
Return of Capital	—	—	(1,486)	—

Total Distributions to Shareholders	(31,459)	(3,768)	(31,361)	(21,512)

Capital Share Transactions:
Institutional Shares:
Issued	1,130,162	490,707	1,023,253	1,031,745
Reinvestment of Distributions	31,459	3,768	31,361	21,511
Redeemed	(135,583)	(70,920)	(76,936)	(230,092)

Increase in Net Assets from Capital Share Transactions	1,026,038	423,555	977,678	823,164

Total Increase in Net Assets	1,142,880	448,240	940,105	825,808

Net Assets:
Beginning of Period	—	—	—	100

End of Period	$1,142,880	$448,240	$940,105	$825,908

Undistributed/(Distributions in Excess of) Net Investment Income	$37	$6	$(967)	$16

Share Transactions:
Institutional Shares:
Issued	115,747	50,097	105,541	103,538
Reinvestment of Distributions	2,859	361	3,317	2,143
Redeemed	(12,947)	(7,014)	(7,738)	(23,064)

Net Increase in Shares Outstanding from Share Transactions	105,659	43,444	101,120	82,617

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2014

For a share outstanding throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments		Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2015 Fund* - Institutional Shares
2014@	$10.00	$0.18	$0.20		$0.38	$(0.24)	$(0.07)	$—	$(0.31)	$10.07	3.82%	$522,066	0.10%	1.81%	23%

KP Retirement Path 2020 Fund* - Institutional Shares
2014@	$10.00	$0.19	$0.21		$0.40	$(0.25)	$(0.04)	$—	$(0.29)	$10.11	3.96%	$679,151	0.09%	1.92%	11%

KP Retirement Path 2025 Fund* - Institutional Shares
2014@	$10.00	$0.20	$0.20		$0.40	$(0.26)	$(0.03)	$—	$(0.29)	$10.11	3.92%	$650,003	0.09%	1.98%	8%

KP Retirement Path 2030 Fund* - Institutional Shares
2014@	$10.00	$0.20	$0.17		$0.37	$(0.26)	$(0.02)	$—	$(0.28)	$10.09	3.78%	$580,413	0.08%	2.02%	8%

KP Retirement Path 2035 Fund* - Institutional Shares
2014@	$10.00	$0.20	$0.19		$0.39	$(0.27)	$(0.02)	$—	$(0.29)	$10.10	3.86%	$620,600	0.08%	2.01%	7%

KP Retirement Path 2040 Fund* - Institutional Shares
2014@	$10.00	$0.20	$0.20		$0.40	$(0.27)	$(0.03)	$—	$(0.30)	$10.10	3.91%	$543,274	0.08%	2.02%	8%

KP Retirement Path 2045 Fund* - Institutional Shares
2014@	$10.00	$0.21	$0.17		$0.38	$(0.27)	$(0.02)	$—	$(0.29)	$10.09	3.76%	$354,753	0.08%	2.06%	8%

KP Retirement Path 2050 Fund* - Institutional Shares
2014@	$10.00	$0.22	$0.16		$0.38	$(0.27)	$(0.02)	$—	$(0.29)	$10.09	3.76%	$124,388	0.08%	2.19%	10%

KP Retirement Path 2055 Fund* - Institutional Shares
2014@	$10.00	$0.24	$0.15		$0.39	$(0.27)	$(0.05)	$—	$(0.32)	$10.07	3.81%	$12,658	0.10%	2.44%	28%

KP Retirement Path 2060 Fund* - Institutional Shares
2014@	$10.00	$0.20	$0.19	^	$0.39	$(0.27)	$—	$—	$(0.27)	$10.12	3.92%	$2,452	0.15%	1.98%	340%

KP Large Cap Equity Fund* - Institutional Shares
2014@	$10.00	$0.16	$0.96		$1.12	$(0.15)	$(0.15)	$—	$(0.30)	$10.82	11.21%	$1,142,880	0.35%	1.62%	126%

KP Small Cap Equity Fund* - Institutional Shares
2014@	$10.00	$0.09	$0.32		$0.41	$(0.09)	$—	$—	$(0.09)	$10.32	4.06%	$448,240	0.59%	0.97%	212%

KP International Equity Fund* - Institutional Shares
2014@	$10.00	$0.26	$(0.64)		$(0.38)	$(0.22)	$(0.08)	$(0.02)	$(0.32)	$9.30	(3.83)%	$940,105	0.54%	2.61%	115%

KP Fixed Income Fund* - Institutional Shares
2014@	$10.00	$0.20	$0.07		$0.27	$(0.18)	$(0.09)	$—	$(0.27)	$10.00	2.68%	$825,908	0.36%	1.99%	496%

*	Commenced operations on January 10, 2014.
@	For the period ended December 31, 2014. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
‡	Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
††	Ratio does not include the expenses of the underlying funds, as applicable.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2014

NOTES TO FINANCIAL STATEMENTS

1. Organization

The KP Funds (the “Trust”), was organized on March 25, 2013 as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fourteen funds: KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund (collectively, the “Target Date Funds”); and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds” and collectively with the Target Date Funds, the “Funds” and each a “Fund”). The investment objective of the Target Date Funds is to seek a balance of long-term capital growth, inflation protection, and current income. The investment objective of KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds is to seek long-term capital appreciation. The investment objective of KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are registered to offer Institutional Class Shares.

Callan Associates Inc. serves as the Funds’ investment adviser (the “Adviser”). The Adviser will engage a number of sub-advisers (the “Sub-Advisers”) to manage a portion of the Asset Class Funds’ assets. On September 3, 2013, the Trust was seeded with an issuance of 10,000 shares of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000. The Funds commenced operations on January 10, 2014.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust.

Use of Estimates in the Preparation of Financial Statements — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — The Funds’ investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not available through the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the

THE KP FUNDS	December 31, 2014

security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of December 31, 2014, KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds had securities valued in accordance with fair value procedures. Refer to the schedule of investments for further details.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Fund Services (the “Administrator”) monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

KP International Equity Fund uses Interactive Data Pricing and Reference Data, Inc., (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by KP International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, KP International Equity Fund values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser may contact the Administrator to request that a meeting of the Committee be held.

If a local market in which KP International Equity Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1

THE KP FUNDS	December 31, 2014

or Level 2 inputs as components of the overall fair value measurement. For the period ended December 31, 2014, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

KP International Equity Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. KP International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of and during the period ended December 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended December 31, 2014 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the period are presented on the Statements of Operations. As of and during the period ended December 31, 2014, KP Fixed Income Fund held forward foreign currency contracts.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the

THE KP FUNDS	December 31, 2014

resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2014, if applicable.

During the period ended December 31, 2014, the monthly average value of futures contracts held by the KP Fixed Income Fund was $(112) (000). As of December 31, 2014, the KP Fixed Income Fund did not hold futures contracts.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Target Date Funds indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Target Date Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Offering Costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees are amortized over twelve months from the inception dates of the Funds. As of December 31, 2014, the Funds had deferred offering costs left to be amortized as follows:

Fund	Offering Costs	Fund	Offering Costs
KP Retirement Path 2015 Fund	$1,618	KP Retirement Path 2050 Fund	$206
KP Retirement Path 2020 Fund	1,862	KP Retirement Path 2055 Fund	25
KP Retirement Path 2025 Fund	1,690	KP Retirement Path 2060 Fund	8
KP Retirement Path 2030 Fund	1,509	KP Large Cap Equity Fund	0
KP Retirement Path 2035 Fund	1,602	KP Small Cap Equity Fund	0
KP Retirement Path 2040 Fund	1,384	KP International Equity Fund	0
KP Retirement Path 2045 Fund	841	KP Fixed Income Fund	0

Master Netting Arrangements — A fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure

THE KP FUNDS	December 31, 2014

to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

It is the Funds’ policy to present the variation margin of the futures contracts separately on the Statements of Assets and Liabilities as the Funds do not have master netting agreements with the counterparties to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding futures contracts as of December 31, 2014, if applicable.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) generally govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of December 31, 2014, there were no securities pledged as collateral for financial derivative instruments as governed by ISDA master agreements.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the KP Fixed Income Fund as of December 31, 2014 (000):

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Barclays	$63	$63	$(8)	$(8)	$55	$—	$55

Total over the counter	$63	$63	$(8)	$(8)

†	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

3. Administration, Distribution, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the average daily net assets of the Funds. For the fiscal year ended December 31, 2014, the Funds were charged as follows for these services (000):

Fund	Administration Fee	Fund	Administration Fee
KP Retirement Path 2015 Fund	$126	KP Retirement Path 2050 Fund	$28
KP Retirement Path 2020 Fund	152	KP Retirement Path 2055 Fund	3
KP Retirement Path 2025 Fund	143	KP Retirement Path 2060 Fund	2
KP Retirement Path 2030 Fund	128	KP Large Cap Equity Fund	300
KP Retirement Path 2035 Fund	136	KP Small Cap Equity Fund	116
KP Retirement Path 2040 Fund	119	KP International Equity Fund	248
KP Retirement Path 2045 Fund	77	KP Fixed Income Fund	228

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE KP FUNDS	December 31, 2014

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

Northeast Retirement Services, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

State Street Bank and Trust Company serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds, calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Fund	Annual Advisory Fee
KP Retirement Path 2015 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2020 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2025 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2030 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2035 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2040 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2045 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2050 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2055 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2060 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Large Cap Equity Fund	0.05% of the Fund’s average daily net assets.
KP Small Cap Equity Fund	0.05% of the Fund’s average daily net assets.
KP International Equity Fund	0.05% of the Fund’s average daily net assets.
KP Fixed Income Fund	0.05% of the Fund’s average daily net assets.

[1]	“Affiliated Underlying Funds” are Underlying Funds to which the Adviser serves as investment adviser.
[2]	“Unaffiliated Underlying Funds” are Underlying Funds to which the Adviser does not serve as investment adviser.

As of December 31, 2014, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
KP Large Cap Equity Fund	KP International Equity Fund
MFS Investment Management	Acadian Asset Management LLC
SSgA Funds Management, Inc.	Marathon Asset Management LLP
T.Rowe Price Associates, Inc.	MFS Investment Management
KP Small Cap Equity Fund	SSgA Funds Management, Inc.
CastleArk Management, LLC	KP Fixed Income Fund
Columbus Circle Investors	Eaton Vance Management
DePrince Race & Zollo, Inc.	Loomis, Sayles & Company, LP
SSgA Funds Management, Inc.	Payden & Rygel
Walthausen & Co., LLC	SSgA Funds Management, Inc.

THE KP FUNDS	December 31, 2014

5. Investment Transactions:

For the period ended December 31, 2014, the Funds had purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows (000):

	Purchases	Sales and Maturities
KP Retirement Path 2015 Fund	$621,171	$111,675
KP Retirement Path 2020 Fund	731,211	68,155
KP Retirement Path 2025 Fund	680,223	46,561
KP Retirement Path 2030 Fund	606,784	42,153
KP Retirement Path 2035 Fund	641,804	39,694
KP Retirement Path 2040 Fund	566,314	39,802
KP Retirement Path 2045 Fund	369,689	25,300
KP Retirement Path 2050 Fund	132,139	10,378
KP Retirement Path 2055 Fund	15,232	2,568
KP Retirement Path 2060 Fund	10,249	7,690
KP Large Cap Equity Fund	2,247,755	1,252,814
KP Small Cap Equity Fund	1,223,141	810,452
KP International Equity Fund	1,862,076	928,020
KP Fixed Income Fund	790,959	465,320

In addition, KP Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $3,146,411 (000) and $2,753,193 (000), respectively.

6. Federal Tax Information:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The following permanent differences primarily attributable to the reclassification of short-term capital gains from affiliated registered investment companies, return of capital, REIT adjustments, PFIC gain reclass, paydowns and foreign exchange gain/(loss), have been reclassified to/from the following accounts during the period ended December 31, 2014 (000):

	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
KP Retirement Path 2015 Fund	$—	$3,493	$(3,493)
KP Retirement Path 2020 Fund	—	4,837	(4,837)
KP Retirement Path 2025 Fund	—	4,991	(4,991)
KP Retirement Path 2030 Fund	—	4,774	(4,774)
KP Retirement Path 2035 Fund	—	5,266	(5,266)
KP Retirement Path 2040 Fund	—	4,657	(4,657)
KP Retirement Path 2045 Fund	—	3,059	(3,059)
KP Retirement Path 2050 Fund	—	1,068	(1,068)
KP Retirement Path 2055 Fund	—	109	(109)
KP Retirement Path 2060 Fund	—	24	(24)
KP Large Cap Equity Fund	—	49	(49)
KP Small Cap Equity Fund	—	67	(67)
KP International Equity Fund	(1,486)	1,174	312
KP Fixed Income Fund	—	(4)	4

These reclassifications have no impact on net assets or net asset value per share.

THE KP FUNDS	December 31, 2014

The tax character of dividends and distributions declared during the period ended and December 31, 2014, were as follows (000):

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path 2015 Fund	2014	$15,778	$—	$—	$15,778
KP Retirement Path 2020 Fund	2014	18,750	—	—	18,750
KP Retirement Path 2025 Fund	2014	17,707	—	—	17,707
KP Retirement Path 2030 Fund	2014	16,169	—	—	16,169
KP Retirement Path 2035 Fund	2014	17,131	—	—	17,131
KP Retirement Path 2040 Fund	2014	15,292	—	—	15,292
KP Retirement Path 2045 Fund	2014	9,812	—	—	9,812
KP Retirement Path 2050 Fund	2014	3,423	—	—	3,423
KP Retirement Path 2055 Fund	2014	376	—	—	376
KP Retirement Path 2060 Fund	2014	64	—	—	64
KP Large Cap Equity Fund	2014	30,595	864	—	31,459
KP Small Cap Equity Fund	2014	3,768	—	—	3,768
KP International Equity Fund	2014	29,553	322	1,486	31,361
KP Fixed Income Fund	2014	21,512	—	—	21,512

As of December 31, 2014, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
KP Retirement Path 2015 Fund	$1,068	$1,019	$—	$—	$8,125	$10,212
KP Retirement Path 2020 Fund	1,009	1,392	—	—	12,684	15,085
KP Retirement Path 2025 Fund	506	1,309	—	—	14,256	16,071
KP Retirement Path 2030 Fund	578	1,062	—	—	13,949	15,589
KP Retirement Path 2035 Fund	528	986	—	—	16,847	18,361
KP Retirement Path 2040 Fund	458	716	—	—	15,067	16,241
KP Retirement Path 2045 Fund	276	418	—	—	9,467	10,161
KP Retirement Path 2050 Fund	73	149	—	—	2,335	2,557
KP Retirement Path 2055 Fund	21	15	—	—	(80)	(44)
KP Retirement Path 2060 Fund	—	—	(26)	—	(77)	(103)
KP Large Cap Equity Fund	7,260	173	—	—	109,409	116,842
KP Small Cap Equity Fund	18	—	(3,557)	—	28,224	24,685
KP International Equity Fund	—	—	—	(2,292)	(33,795)	(36,087)
KP Fixed Income Fund	1,139	—	—	—	1,505	2,644

Post-October losses represent losses realized on investment transactions from November 1, 2014 through December 31, 2014, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against all future capital gains as follows (000):

	Short-Term	Total Capital Loss Carryforwards
KP Retirement Path 2060 Fund	$26	$26
KP Small Cap Equity Fund	3,557	3,557

During the period ended December 31, 2014, the Funds did not utilize capital loss carryforwards to offset capital gains.

THE KP FUNDS	December 31, 2014

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and purchased equity options for Federal income tax purposes at December 31, 2014, were as follows (000):

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
KP Retirement Path 2015 Fund	$514,024	$12,422	$(4,297)	$8,125
KP Retirement Path 2020 Fund	666,574	19,264	(6,580)	12,684
KP Retirement Path 2025 Fund	635,848	21,931	(7,675)	14,256
KP Retirement Path 2030 Fund	566,554	22,305	(8,356)	13,949
KP Retirement Path 2035 Fund	603,847	26,146	(9,299)	16,847
KP Retirement Path 2040 Fund	528,288	24,228	(9,161)	15,067
KP Retirement Path 2045 Fund	345,338	15,530	(6,063)	9,467
KP Retirement Path 2050 Fund	122,071	4,833	(2,498)	2,335
KP Retirement Path 2055 Fund	12,740	308	(388)	(80)
KP Retirement Path 2060 Fund	2,530	33	(110)	(77)
KP Large Cap Equity Fund	1,050,423	134,998	(25,583)	109,415
KP Small Cap Equity Fund	426,144	46,990	(18,766)	28,224
KP International Equity Fund	967,772	44,604	(77,849)	(33,245)
KP Fixed Income Fund	904,739	8,935	(7,484)	1,451

7. Risks:

As with all mutual funds, a shareholder of a fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the fund’s net asset value and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Credit Risk — Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Fixed Income Market Risk — Fixed income market risk is the risk that the prices of a funds’ fixed income securities, including structured notes, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Derivatives Risk — A fund’s use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on a fund’s share price and may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that a fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on a fund’s management or performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund’s use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause a fund to lose more than the principal amount invested in a derivative instrument.

Foreign Currency Risk — Foreign currency risk may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

THE KP FUNDS	December 31, 2014

8. Indemnifications:

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligation is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

9. Other:

At December 31, 2014, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

Fund	No. of Shareholders	% Ownership
KP Retirement Path 2015 Fund	1	100%
KP Retirement Path 2020 Fund	1	100%
KP Retirement Path 2025 Fund	1	100%
KP Retirement Path 2030 Fund	1	100%
KP Retirement Path 2035 Fund	1	100%
KP Retirement Path 2040 Fund	1	100%
KP Retirement Path 2045 Fund	1	100%
KP Retirement Path 2050 Fund	1	100%
KP Retirement Path 2055 Fund	1	100%
KP Retirement Path 2060 Fund	1	100%
KP Large Cap Equity Fund	6	88%
KP Small Cap Equity Fund	6	91%
KP International Equity Fund	5	82%
KP Fixed Income Fund	5	88%

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of December 31, 2014.

THE KP FUNDS	December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The KP Funds

and Shareholders of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, KP Retirement Path 2060 Fund, KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund and KP Fixed Income Fund (constituting The KP Funds, hereafter referred to as the “Funds”) at December 31, 2014, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period January 10, 2014 (commencement of operations) through December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

March 2, 2015

This page is intentionally left blank.

THE KP FUNDS	December 31, 2014

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED
BOARD MEMBERS[3,4]

ROBERT A. NESHER 68 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of The Advisors’ Inner Circle Fund III and O’Connor EQUUS. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to September 2013. President and Director of SEI Opportunity Fund, L.P. to 2010.
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 74 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 14 funds in The KP Funds Trust.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE KP FUNDS	December 31, 2014

that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-386-3944. The following chart lists Trustees and Officers as of December 31, 2014.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments – Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments – Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, O’Connor EQUUS, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investtrments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Director of SEI Investments (Europe), Limited, SEI Investments – Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments – Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Dirctorships: Director of SEI Alpha Strategy Portfolios, LP to 2013.

THE KP FUNDS	December 31, 2014

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3,4]

JOHN K. DARR 70 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE JR. 62 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager – Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.
MITCHELL A. JOHNSON 72 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.
BETTY L. KRIKORIAN 71 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 14 funds in The KP Funds Trust.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, Federal Home Loan Banks of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership).

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, The Korea Fund, Inc.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Porfolios, LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

THE KP FUNDS	December 31, 2014

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3,4]

BRUCE R. SPECA 58 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.
GEORGE J. SULLIVAN, JR. 71 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.
OFFICERS

MICHAEL BEATTIE 49 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
RAMI ABDEL-RAHMAN 40 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2014)	Director, SEI Investments, Fund Accounting since June 2014. Fund Accounting Director, BNY Mellon from 2006 to 2014.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 14 funds in The KP Funds Trust.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE KP FUNDS	December 31, 2014

Other Directorships Held by Board Member/Officer[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Porfolios, LP to 2013.

None.
None.

THE KP FUNDS	December 31, 2014

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS (continued)

RUSSELL EMERY 51 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since 2006, SEI Adviser Managed Trust since 2010, New Covenant Funds since 2012, SEI Insurance Products Trust and The KP Funds since 2013, The Advisors’ Inner Circle Fund III and O’Connor EQUUS since 2014.
DIANNE M. DESCOTEAUX 37 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
JOHN MUNCH 43yrs.old	Vice President and Assistant Secretary (since 2012)	Attorney - SEI Investments Company since 2001
LISA WHITTAKER 36 yrs.old	Vice President and Assistant Secretary (since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN Y. KIM 33 yrs. old	Vice President and Assistant Secretary (since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

THE KP FUNDS	December 31, 2014

Other Directorships Held by Officer

None.
None
None.
None.
None.

THE KP FUNDS	December 31, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE KP FUNDS	December 31, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

	Beginning Account Value 7/1/2014	Ending Account Value 12/31/2014	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2015 Fund
Actual Fund Return	$1,000.00	$1,001.20	0.10%	$0.50
Hypothetical 5% Return	$1,000.00	$1,024.70	0.10%	$0.51
KP Retirement Path 2020 Fund
Actual Fund Return	$1,000.00	$999.60	0.09%	$0.45
Hypothetical 5% Return	$1,000.00	$1,024.75	0.09%	$0.46
KP Retirement Path 2025 Fund
Actual Fund Return	$1,000.00	$995.40	0.09%	$0.45
Hypothetical 5% Return	$1,000.00	$1,024.75	0.09%	$0.46
KP Retirement Path 2030 Fund
Actual Fund Return	$1,000.00	$991.20	0.09%	$0.45
Hypothetical 5% Return	$1,000.00	$1,024.75	0.09%	$0.46
KP Retirement Path 2035 Fund
Actual Fund Return	$1,000.00	$991.00	0.08%	$0.40
Hypothetical 5% Return	$1,000.00	$1,024.80	0.08%	$0.41
KP Retirement Path 2040 Fund
Actual Fund Return	$1,000.00	$989.70	0.08%	$0.40
Hypothetical 5% Return	$1,000.00	$1,024.80	0.08%	$0.41
KP Retirement Path 2045 Fund
Actual Fund Return	$1,000.00	$989.20	0.08%	$0.40
Hypothetical 5% Return	$1,000.00	$1,024.80	0.08%	$0.41

	Beginning Account Value 7/1/2014	Ending Account Value 12/31/2014	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2050 Fund
Actual Fund Return	$1,000.00	$999.60	0.09%	$0.45
Hypothetical 5% Return	$1,000.00	$1,024.75	0.09%	$0.46
KP Retirement Path 2055 Fund
Actual Fund Return	$1,000.00	$989.60	0.10%	$0.50
Hypothetical 5% Return	$1,000.00	$1,024.70	0.10%	$0.51
KP Retirement Path 2060 Fund
Actual Fund Return	$1,000.00	$989.70	0.15%	$0.75
Hypothetical 5% Return	$1,000.00	$1,024.45	0.15%	$0.77
KP Large Cap Equity Fund
Actual Fund Return	$1,000.00	$1,056.20	0.35%	$1.81
Hypothetical 5% Return	$1,000.00	$1,023.44	0.35%	$1.79
KP Small Cap Equity Fund
Actual Fund Return	$1,000.00	$1,004.50	0.63%	$3.18
Hypothetical 5% Return	$1,000.00	$1,022.03	0.63%	$3.21
KP International Equity Fund
Actual Fund Return	$1,000.00	$912.40	0.53%	$2.55
Hypothetical 5% Return	$1,000.00	$1,022.53	0.53%	$2.70
KP Fixed Income Fund
Actual Fund Return	$1,000.00	$1,009.60	0.35%	$1.77
Hypothetical 5% Return	$1,000.00	$1,023.44	0.35%	$1.79

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

THE KP FUNDS	December 31, 2014

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2014 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 2014 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal period ended December 31, 2014 the Funds are designating the following with regard to distributions paid during the period:

Fund	Return of Capital (Tax Basis)	Long-Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest (3)	Interest Related Dividends(4)	Short-Term Capital Gains Dividends(5)
KP Retirement Path 2015 Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2020 Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2025 Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2030 Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2035 Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2040 Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2045 Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2050 Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2055 Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2060 Fund	0.15%	0.00%	99.85%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KP Large Cap Equity Fund	0.00%	2.74%	97.26%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Small Cap Equity Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KP International Equity Fund	4.74%	1.03%	94.23%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Fixed Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	12.62%	0.00%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

THE KP FUNDS	December 31, 2014

NOTICE TO SHAREHOLDERS (Unaudited) (Continued)

(3)	“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The KP Funds

Investment Adviser

Callan Associates Inc.

600 Montgomery Street, Suite 800

San Francisco, CA 94111

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

More information about the Funds is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports list the Funds’ holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	855-457-3637 (855-4KPFNDS)

By Mail:	The KP Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19546

By Internet:	www.kp-funds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22838

KPF-AR-001-0100

Item 2.    Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.    Audit Committee Financial Expert.

(a)(1)  The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last fiscal year were as follows:

		2014
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$205,650	$0	$0
(b)	Audit- Related Fees	N/A	$0	$0
(c)	Tax Fees	N/A	$0	$0
(d)	All Other Fees	N/A	$0	$0

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant ‘s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2)     Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimus” exception of Rule 2-01(c)(7)(i)(C) were as follows (PwC):

2014
Audit-Related Fees	0%

Tax Fees	0%

All Other Fees	0%

(f)           Not applicable.

(g)          The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year were $0.

(h)          During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)*
/s/ Michael Beattie
Michael Beattie, President
Date: March 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: March 10, 2015

By (Signature and Title)*	/s/ Rami Abdel-Rahman,
Rami Abdel-Rahman,
Treasurer, Controller & CFO
Date: March 10, 2015

*	Print the name and title of each signing officer under his or her signature.